AST ADVANCED STRATEGIES PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
	Shares	Value
Long-Term Investments — 87.4%
Affiliated Mutual Funds — 9.5%
AST PGIM Fixed Income Central Portfolio*	42,400,177	$432,057,804
AST Small-Cap Growth Portfolio*	1,124,484	70,538,902
AST Small-Cap Value Portfolio*	2,119,260	70,698,505

Total Affiliated Mutual Funds (cost $558,638,460)(wd)		573,295,211
Common Stocks — 46.7%
Aerospace & Defense — 0.7%
Airbus SE (France)	65,887	8,800,364
Austal Ltd. (Australia)	716,900	828,498
BAE Systems PLC (United Kingdom)	248,200	3,002,262
Howmet Aerospace, Inc.	49,442	2,094,857
L3Harris Technologies, Inc.	76,879	15,086,735
Leonardo SpA (Italy)	167,800	1,967,886
Safran SA (France)	51,650	7,646,094
		39,426,696
Air Freight & Logistics — 0.4%
Deutsche Post AG (Germany)	152,200	7,128,385
DSV A/S (Denmark)	35,811	6,943,666
Sankyu, Inc. (Japan)	46,800	1,736,782
United Parcel Service, Inc. (Class B Stock)	42,702	8,283,761
		24,092,594
Automobile Components — 0.2%
Cie Generale des Etablissements Michelin SCA (France)	68,800	2,103,098
Magna International, Inc. (Canada)	68,629	3,676,456
Pirelli & C SpA (Italy), 144A	406,000	2,033,925
Yokohama Rubber Co. Ltd. (The) (Japan)	126,100	2,670,618
		10,484,097
Automobiles — 0.5%
Bayerische Motoren Werke AG (Germany)	47,400	5,194,977
Ferrari NV (Italy)(a)	23,483	6,362,484
Honda Motor Co. Ltd. (Japan)	133,400	3,528,585
Isuzu Motors Ltd. (Japan)	195,800	2,340,004
Mercedes-Benz Group AG (Germany)	60,400	4,644,928
Rivian Automotive, Inc. (Class A Stock)*(a)	141,533	2,190,931
Stellantis NV	195,452	3,551,884
Subaru Corp. (Japan)	83,300	1,329,769
Volkswagen AG (Germany)	18,200	3,121,757
		32,265,319
Banks — 2.4%
ABN AMRO Bank NV (Netherlands), 144A, CVA	129,900	2,059,883
ANZ Group Holdings Ltd. (Australia)	81,400	1,254,384
Aozora Bank Ltd. (Japan)(a)	79,900	1,447,699
Banco Bilbao Vizcaya Argentaria SA (Spain)(a)	417,600	2,985,573
Banco Santander SA (Spain)	787,100	2,933,114
	Shares	Value

Common Stocks (continued)
Banks (cont’d.)
Bank of America Corp.	678,963	$19,418,342
Bank of Queensland Ltd. (Australia)	419,700	1,830,101
Barclays PLC (United Kingdom)	991,600	1,784,786
BAWAG Group AG (Austria), 144A*	45,000	2,185,607
BNP Paribas SA (France)	67,000	4,001,078
Citigroup, Inc.	158,976	7,454,385
Credit Agricole SA (France)	189,400	2,136,659
Danske Bank A/S (Denmark)*	138,400	2,784,441
DBS Group Holdings Ltd. (Singapore)	63,800	1,586,179
DNB Bank ASA (Norway)	93,300	1,669,673
Fifth Third Bancorp	361,700	9,635,688
Gunma Bank Ltd. (The) (Japan)	371,000	1,240,656
Huntington Bancshares, Inc.	795,629	8,911,045
ING Groep NV (Netherlands)	186,900	2,219,502
Jyske Bank A/S (Denmark)*	37,800	2,648,930
Keiyo Bank Ltd. (The) (Japan)	163,500	700,142
Lloyds Banking Group PLC (United Kingdom)	2,667,500	1,568,353
Mediobanca Banca di Credito Finanziario SpA (Italy)	232,900	2,340,395
Mitsubishi UFJ Financial Group, Inc. (Japan)	228,500	1,464,381
Mizuho Financial Group, Inc. (Japan)	171,050	2,423,363
NatWest Group PLC (United Kingdom)	1,021,100	3,331,880
Nishi-Nippon Financial Holdings, Inc. (Japan)	215,000	1,768,300
Nordea Bank Abp (Finland)	218,300	2,331,072
Resona Holdings, Inc. (Japan)	294,100	1,418,780
Societe Generale SA (France)	67,600	1,523,120
Sumitomo Mitsui Financial Group, Inc. (Japan)	49,000	1,960,861
Swedbank AB (Sweden) (Class A Stock)(a)	122,000	2,006,244
Toronto-Dominion Bank (The) (Canada)(a)	87,166	5,220,930
U.S. Bancorp	374,284	13,492,938
Wells Fargo & Co.	619,831	23,169,283
		144,907,767
Beverages — 0.4%
Coca-Cola Co. (The)	107,042	6,639,815
Coca-Cola Europacific Partners PLC (United Kingdom)	30,300	1,793,457
Coca-Cola HBC AG (Italy)*	107,500	2,942,835
Diageo PLC (United Kingdom)	175,911	7,850,851
Monster Beverage Corp.*	108,848	5,878,881
		25,105,839
Biotechnology — 0.5%
AbbVie, Inc.	55,278	8,809,655
CSL Ltd.	30,390	5,885,644
Regeneron Pharmaceuticals, Inc.*	4,864	3,996,603
Vertex Pharmaceuticals, Inc.*	36,342	11,450,274
		30,142,176
Broadline Retail — 1.3%
Alibaba Group Holding Ltd. (China)*	795,100	10,070,336
A1

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
	Shares	Value

Common Stocks (continued)
Broadline Retail (cont’d.)
Amazon.com, Inc.*	429,738	$44,387,638
Coupang, Inc. (South Korea)*	150,987	2,415,792
Dollarama, Inc. (Canada)	134,032	8,010,184
Harvey Norman Holdings Ltd. (Australia)(a)	846,200	2,036,538
Kohl’s Corp.(a)	150,824	3,550,397
MercadoLibre, Inc. (Brazil)*	4,082	5,380,321
		75,851,206
Building Products — 0.3%
AGC, Inc. (Japan)	60,100	2,240,585
Cie de Saint-Gobain (France)	52,600	2,989,974
Daikin Industries Ltd. (Japan)	39,200	7,032,737
Johnson Controls International PLC	80,855	4,869,088
Xinyi Glass Holdings Ltd. (China)	531,000	949,905
		18,082,289
Capital Markets — 0.8%
3i Group PLC (United Kingdom)	151,900	3,166,128
B3 SA - Brasil Bolsa Balcao (Brazil)	1,188,100	2,421,465
CME Group, Inc.	18,316	3,507,880
Deutsche Bank AG (Germany)	43,900	446,428
Investec PLC (United Kingdom)	263,400	1,461,737
Julius Baer Group Ltd. (Switzerland)	50,500	3,449,576
London Stock Exchange Group PLC (United Kingdom)	77,987	7,574,857
MSCI, Inc.	18,758	10,498,665
Nomura Holdings, Inc. (Japan)	427,100	1,646,607
Partners Group Holding AG (Switzerland)	3,736	3,518,276
UBS Group AG (Switzerland)	444,900	9,414,440
		47,106,059
Chemicals — 1.2%
Air Products & Chemicals, Inc.	19,171	5,506,103
Arkema SA (France)	23,800	2,349,936
CF Industries Holdings, Inc.	87,443	6,338,743
Daicel Corp. (Japan)	269,400	2,035,684
International Flavors & Fragrances, Inc.	102,907	9,463,328
Linde PLC	37,233	13,234,098
Lintec Corp. (Japan)	84,700	1,387,729
Mitsubishi Chemical Group Corp. (Japan)	143,700	854,652
Mitsubishi Gas Chemical Co., Inc. (Japan)	148,900	2,215,607
Mitsui Chemicals, Inc. (Japan)	60,100	1,551,817
RPM International, Inc.	57,553	5,020,924
Sherwin-Williams Co. (The)	19,333	4,345,478
Shin-Etsu Chemical Co. Ltd. (Japan)	246,500	8,001,648
Solvay SA (Belgium)	19,700	2,253,016
Teijin Ltd. (Japan)	139,000	1,466,761
Toagosei Co. Ltd. (Japan)	133,600	1,245,917
Tokuyama Corp. (Japan)	78,600	1,252,057
TPC Group, Inc.*^	12,402	248,040
UBE Corp. (Japan)	140,900	2,188,664
Yara International ASA (Brazil)	50,500	2,194,760
		73,154,962
	Shares	Value

Common Stocks (continued)
Commercial Services & Supplies — 0.2%
Loomis AB (Sweden)	68,300	$2,340,007
Rentokil Initial PLC (United Kingdom)	1,087,788	7,950,150
Securitas AB (Sweden) (Class B Stock)	210,100	1,868,975
Societe BIC SA (France)	29,900	1,886,019
		14,045,151
Communications Equipment — 0.2%
Arista Networks, Inc.*	41,300	6,932,618
Cisco Systems, Inc.	99,782	5,216,104
Nokia OYJ (Finland)	496,200	2,435,789
		14,584,511
Construction & Engineering — 0.4%
Bouygues SA (France)	96,900	3,268,059
Hazama Ando Corp. (Japan)(a)	318,600	2,060,769
Kandenko Co. Ltd. (Japan)	183,500	1,296,292
Mirait One Corp. (Japan)	84,800	1,056,094
NRW Holdings Ltd. (Australia)	760,000	1,224,871
Obayashi Corp. (Japan)	242,200	1,853,422
Skanska AB (Sweden) (Class B Stock)(a)	109,100	1,671,050
Vinci SA (France)	100,213	11,488,663
		23,919,220
Construction Materials — 0.3%
Buzzi Unicem SpA (Italy)	97,800	2,373,747
China Resources Cement Holdings Ltd. (China)	1,812,000	889,785
HeidelbergCement AG (Germany)	27,000	1,971,465
Holcim AG*	55,100	3,553,473
Imerys SA (France)	37,200	1,607,091
Martin Marietta Materials, Inc.	4,159	1,476,694
Vulcan Materials Co.	43,129	7,399,211
Wienerberger AG (Austria)	50,900	1,473,610
		20,745,076
Consumer Finance — 0.0%
American Express Co.	8,631	1,423,683
Credit Saison Co. Ltd. (Japan)	100,600	1,278,763
		2,702,446
Consumer Staples Distribution & Retail — 0.7%
Carrefour SA (France)	108,800	2,199,674
Dollar General Corp.	5,771	1,214,565
Dollar Tree, Inc.*	11,770	1,689,584
J Sainsbury PLC (United Kingdom)	806,000	2,773,596
Koninklijke Ahold Delhaize NV (Netherlands)	204,400	6,983,352
Marks & Spencer Group PLC (United Kingdom)*	1,062,200	2,191,303
Metcash Ltd. (Australia)	744,200	1,923,944
Sonae SGPS SA (Portugal)	1,442,300	1,573,878
Tesco PLC (United Kingdom)	716,900	2,350,308
Valor Holdings Co. Ltd. (Japan)	38,700	563,367
Walmart, Inc.	131,266	19,355,172
		42,818,743

A2

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
	Shares	Value

Common Stocks (continued)
Containers & Packaging — 0.2%
International Paper Co.	261,051	$9,413,499
Rengo Co. Ltd. (Japan)	195,300	1,268,472
		10,681,971
Diversified REITs — 0.1%
American Assets Trust, Inc.	31,602	587,481
Mirvac Group (Australia)	1,104,500	1,546,984
Stockland (Australia)	686,200	1,837,502
WP Carey, Inc.(a)	38,804	3,005,370
		6,977,337
Diversified Telecommunication Services — 0.4%
BT Group PLC (United Kingdom)	1,222,300	2,201,766
Deutsche Telekom AG (Germany)	77,800	1,885,273
Nippon Telegraph & Telephone Corp. (Japan)	74,500	2,226,264
Orange SA (France)	268,500	3,189,827
Telefonica SA (Spain)	431,500	1,858,392
United Internet AG (Germany)	59,100	1,018,769
Verizon Communications, Inc.	255,581	9,939,545
		22,319,836
Electric Utilities — 0.5%
Endesa SA (Spain)	88,800	1,928,720
Entergy Corp.	20,514	2,210,178
Southern Co. (The)	397,765	27,676,489
		31,815,387
Electrical Equipment — 0.4%
AMETEK, Inc.	39,577	5,751,725
Eaton Corp. PLC	24,349	4,171,958
LG Energy Solution Ltd. (South Korea)*	13,590	6,123,017
Rockwell Automation, Inc.(a)	10,748	3,154,001
Signify NV, 144A	77,700	2,590,913
		21,791,614
Electronic Equipment, Instruments & Components — 0.7%
Amphenol Corp. (Class A Stock)	123,674	10,106,639
Citizen Watch Co. Ltd. (Japan)(a)	247,200	1,454,452
Daiwabo Holdings Co. Ltd. (Japan)	113,900	1,881,241
Halma PLC (United Kingdom)	159,844	4,412,735
Hexagon AB (Sweden) (Class B Stock)	438,797	5,050,293
Japan Aviation Electronics Industry Ltd. (Japan)	125,000	2,176,641
Keyence Corp. (Japan)	20,100	9,851,186
Kingboard Holdings Ltd. (China)	691,500	2,126,236
Macnica Holdings, Inc. (Japan)	3,200	91,150
Samsung SDI Co. Ltd. (South Korea)	10,771	6,118,347
Tongda Group Holdings Ltd. (Hong Kong)*	12,390,000	181,487
Venture Corp. Ltd. (Singapore)	72,200	960,942
		44,411,349
Energy Equipment & Services — 0.1%
Tenaris SA	406,739	5,763,165
	Shares	Value

Common Stocks (continued)
Entertainment — 0.5%
Electronic Arts, Inc.	29,943	$3,606,634
Live Nation Entertainment, Inc.*	18,877	1,321,390
Netflix, Inc.*	15,034	5,193,946
Spotify Technology SA*	18,956	2,532,901
Take-Two Interactive Software, Inc.*(a)	14,569	1,738,082
Walt Disney Co. (The)*	159,411	15,961,824
		30,354,777
Financial Services — 2.2%
Adyen NV (Netherlands), 144A*	4,225	6,732,237
Affirm Holdings, Inc.*(a)	41,544	468,201
Block, Inc.*(a)	18,497	1,269,819
Equitable Holdings, Inc.	397,939	10,103,671
Fiserv, Inc.*(a)	328,564	37,137,589
Fuyo General Lease Co. Ltd. (Japan)	27,400	1,864,312
Global Payments, Inc.	45,949	4,835,673
Housing Development Finance Corp. Ltd. (India)	215,926	6,924,330
Mastercard, Inc. (Class A Stock)	85,443	31,050,841
Mitsubishi HC Capital, Inc. (Japan)	440,900	2,276,696
ORIX Corp. (Japan)	105,400	1,737,837
Paragon Banking Group PLC (United Kingdom)	358,700	2,306,805
Visa, Inc. (Class A Stock)(a)	117,263	26,438,116
		133,146,127
Food Products — 0.6%
Conagra Brands, Inc.	457,039	17,166,385
Danone SA (France)	29,400	1,829,374
Elders Ltd. (Australia)	173,100	1,001,350
Inghams Group Ltd. (Australia)	417,300	873,930
Leroy Seafood Group ASA (Norway)	152,100	787,620
Origin Enterprises PLC (Ireland)	206,800	926,247
Orkla ASA (Norway)	242,000	1,716,388
Premier Foods PLC (United Kingdom)	672,846	1,008,170
Prima Meat Packers Ltd. (Japan)	34,100	566,591
Tyson Foods, Inc. (Class A Stock)	76,800	4,555,776
WH Group Ltd. (Hong Kong), 144A	4,822,000	2,874,621
		33,306,452
Gas Utilities — 0.0%
Rubis SCA (France)	57,700	1,543,949
Ground Transportation — 0.3%
Aurizon Holdings Ltd. (Australia)	447,100	1,007,032
Canadian Pacific Railway Ltd. (Canada)(a)	191,525	14,735,934
Old Dominion Freight Line, Inc.	4,954	1,688,521
Seino Holdings Co. Ltd. (Japan)	146,500	1,617,310
		19,048,797
Health Care Equipment & Supplies — 2.1%
Abbott Laboratories	47,174	4,776,839
Baxter International, Inc.	131,300	5,325,528
Becton, Dickinson & Co.	115,576	28,609,683
Boston Scientific Corp.*	182,647	9,137,830
GE HealthCare Technologies, Inc.*	56,176	4,608,117
Hoya Corp. (Japan)	48,600	5,370,900

A3

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
	Shares	Value

Common Stocks (continued)
Health Care Equipment & Supplies (cont’d.)
Insulet Corp.*(a)	7,844	$2,501,922
Intuitive Surgical, Inc.*	35,937	9,180,825
Medtronic PLC	178,416	14,383,898
Penumbra, Inc.*(a)	6,638	1,849,944
STERIS PLC	10,588	2,025,273
Straumann Holding AG (Switzerland)	41,729	6,258,710
Stryker Corp.	39,946	11,403,385
Zimmer Biomet Holdings, Inc.	138,040	17,834,768
		123,267,622
Health Care Providers & Services — 1.5%
Alfresa Holdings Corp. (Japan)	135,600	1,737,409
Cigna Group (The)	100,290	25,627,104
CVS Health Corp.	105,888	7,868,537
Elevance Health, Inc.	40,417	18,584,141
Fresenius SE & Co. KGaA (Germany)	43,200	1,166,541
HCA Healthcare, Inc.	8,502	2,241,807
Humana, Inc.	10,387	5,042,473
UnitedHealth Group, Inc.	53,094	25,091,693
		87,359,705
Health Care REITs — 0.1%
Healthpeak Properties, Inc.	132,682	2,915,023
Ventas, Inc.	54,888	2,379,395
		5,294,418
Health Care Technology — 0.0%
Veeva Systems, Inc. (Class A Stock)*	3,795	697,483
Hotel & Resort REITs — 0.2%
Host Hotels & Resorts, Inc.(a)	175,879	2,900,245
Park Hotels & Resorts, Inc.(a)	174,453	2,156,239
RLJ Lodging Trust	214,066	2,269,099
Ryman Hospitality Properties, Inc.(a)	22,300	2,000,979
Sunstone Hotel Investors, Inc.(a)	164,359	1,623,867
		10,950,429
Hotels, Restaurants & Leisure — 1.0%
Amadeus IT Group SA (Spain)*	164,214	11,016,060
Betsson AB (Sweden) (Class B Stock)*	207,400	1,973,699
Booking Holdings, Inc.*	2,481	6,580,629
Chipotle Mexican Grill, Inc.*	3,664	6,259,174
Compass Group PLC (United Kingdom)	428,873	10,778,248
Evolution AB (Sweden), 144A	62,494	8,372,851
Hilton Worldwide Holdings, Inc.	41,080	5,786,939
Las Vegas Sands Corp.*	100,473	5,772,174
Marriott International, Inc. (Class A Stock)	4,836	802,969
		57,342,743
Household Durables — 0.1%
Barratt Developments PLC (United Kingdom)	231,000	1,329,355
Bellway PLC (United Kingdom)	55,100	1,500,842
Electrolux AB (Sweden) (Class B Stock)	92,000	1,118,205
Redrow PLC (United Kingdom)	193,000	1,141,620
	Shares	Value

Common Stocks (continued)
Household Durables (cont’d.)
Taylor Wimpey PLC (United Kingdom)	1,112,300	$1,636,386
Vistry Group PLC (United Kingdom)	97,500	943,430
		7,669,838
Household Products — 0.3%
Colgate-Palmolive Co.	36,713	2,758,982
Kimberly-Clark Corp.	94,379	12,667,549
		15,426,531
Industrial Conglomerates — 0.5%
CK Hutchison Holdings Ltd. (United Kingdom)	302,500	1,871,461
General Electric Co.	121,273	11,593,699
Jardine Cycle & Carriage Ltd. (Singapore)	11,600	273,168
Siemens AG (Germany)	95,054	15,399,120
		29,137,448
Industrial REITs — 0.4%
Americold Realty Trust, Inc.	46,330	1,318,089
First Industrial Realty Trust, Inc.	53,306	2,835,879
Prologis, Inc.	127,261	15,878,355
Rexford Industrial Realty, Inc.	42,976	2,563,518
Segro PLC (United Kingdom)	313,259	2,984,043
		25,579,884
Insurance — 1.8%
Aegon NV (Netherlands)	412,700	1,771,787
Ageas SA/NV (Belgium)	49,300	2,132,635
AIA Group Ltd. (Hong Kong)	609,600	6,393,094
Allianz SE (Germany)	9,200	2,123,692
American International Group, Inc.	300,217	15,118,928
Aon PLC (Class A Stock)	23,986	7,562,546
Arthur J. Gallagher & Co.	10,864	2,078,392
ASR Nederland NV (Netherlands)	49,600	1,973,580
Aviva PLC (United Kingdom)	377,872	1,887,523
AXA SA (France)	91,300	2,786,255
Baloise Holding AG (Switzerland)	12,200	1,899,740
Chubb Ltd.	104,832	20,356,278
Dai-ichi Life Holdings, Inc. (Japan)	68,600	1,261,107
Hartford Financial Services Group, Inc. (The)	188,126	13,110,501
Helvetia Holding AG (Switzerland)	16,200	2,258,094
Intact Financial Corp. (Canada)	46,916	6,714,386
Legal & General Group PLC (United Kingdom)	686,400	2,030,103
Mapfre SA (Spain)	1,058,800	2,133,870
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)	6,200	2,167,742
NN Group NV (Netherlands)	38,700	1,405,194
Swiss Life Holding AG (Switzerland)	695	428,889
Unipol Gruppo SpA (Italy)	409,000	2,099,656
UnipolSai Assicurazioni SpA (Italy)	759,000	1,916,233

A4

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
	Shares	Value

Common Stocks (continued)
Insurance (cont’d.)
Zurich Insurance Group AG (Switzerland)	10,263	$4,918,016
		106,528,241
Interactive Media & Services — 1.4%
Alphabet, Inc. (Class A Stock)*	494,817	51,327,367
Alphabet, Inc. (Class C Stock)*	54,071	5,623,384
IAC, Inc.*	21,791	1,124,416
Match Group, Inc.*	55,550	2,132,565
Meta Platforms, Inc. (Class A Stock)*	106,161	22,499,762
		82,707,494
IT Services — 0.4%
Accenture PLC (Class A Stock)	12,912	3,690,379
BIPROGY, Inc. (Japan)	77,800	1,911,764
DTS Corp. (Japan)	38,800	945,345
Gartner, Inc.*	9,660	3,146,938
Globant SA*	11,427	1,874,142
Infosys Ltd. (India)	317,252	5,546,562
MongoDB, Inc.*(a)	7,190	1,676,133
NS Solutions Corp. (Japan)	42,200	1,130,540
Sopra Steria Group SACA (France)	13,500	2,836,955
		22,758,758
Leisure Products — 0.0%
Peloton Interactive, Inc. (Class A Stock)*(a)	177,291	2,010,480
Life Sciences Tools & Services — 0.8%
Agilent Technologies, Inc.	10,346	1,431,266
Avantor, Inc.*	60,297	1,274,679
Danaher Corp.	24,617	6,204,469
ICON PLC*	55,599	11,875,390
Lonza Group AG (Switzerland)	15,078	9,076,951
Sartorius Stedim Biotech (France)	14,922	4,577,999
Thermo Fisher Scientific, Inc.	24,935	14,371,786
		48,812,540
Machinery — 1.1%
Atlas Copco AB (Sweden) (Class A Stock)	476,623	6,038,025
Bucher Industries AG (Switzerland)	415	194,100
Caterpillar, Inc.	5,933	1,357,708
Cummins, Inc.	48,777	11,651,850
Daimler Truck Holding AG (Germany)*	64,900	2,190,312
Fuji Corp. (Japan)	107,300	1,816,887
Hong Leong Asia Ltd. (Singapore)	377,000	194,733
Indutrade AB (Sweden)	100,076	2,129,716
Ingersoll Rand, Inc.	99,579	5,793,506
Konecranes OYJ (Finland)	1,800	60,361
SKF AB (Sweden) (Class B Stock)	135,900	2,676,811
SMC Corp. (Japan)	8,900	4,718,036
Spirax-Sarco Engineering PLC (United Kingdom)	23,093	3,390,580
Stanley Black & Decker, Inc.	138,684	11,175,157
Sumitomo Heavy Industries Ltd. (Japan)	99,100	2,430,161
	Shares	Value

Common Stocks (continued)
Machinery (cont’d.)
Techtronic Industries Co. Ltd. (Hong Kong)	342,000	$3,705,609
Tsubakimoto Chain Co. (Japan)	74,400	1,811,609
Valmet OYJ (Finland)	31,700	1,029,102
Vesuvius PLC (United Kingdom)	152,000	776,011
Volvo AB (Sweden) (Class B Stock)(a)	195,900	4,036,843
		67,177,117
Marine Transportation — 0.1%
AP Moller - Maersk A/S (Denmark) (Class B Stock)	500	908,855
D/S Norden A/S (Denmark)	39,300	2,642,908
DFDS A/S (Denmark)	28,000	1,136,085
		4,687,848
Media — 0.4%
Comcast Corp. (Class A Stock)	114,586	4,343,955
News Corp. (Class A Stock)	692,144	11,953,327
Nippon Television Holdings, Inc. (Japan)	193,400	1,667,480
Reach PLC (United Kingdom)	132,014	122,771
SKY Perfect JSAT Holdings, Inc. (Japan)	426,900	1,667,366
Telenet Group Holding NV (Belgium)	57,600	1,309,879
Trade Desk, Inc. (The) (Class A Stock)*	24,712	1,505,208
		22,569,986
Metals & Mining — 0.3%
Anglo American PLC (South Africa)	103,800	3,452,545
Aurubis AG (Germany)	22,500	2,084,461
Bekaert SA (Belgium)	63,500	2,868,094
BHP Group Ltd. (Australia)	126,400	3,996,000
Boliden AB (Sweden)	56,600	2,223,486
Fortescue Metals Group Ltd. (Australia)	110,300	1,657,982
Perenti Ltd. (Australia)*	963,600	781,647
Rio Tinto Ltd. (Australia)	34,300	2,755,998
St. Barbara Ltd. (Australia)*	859,100	383,776
		20,203,989
Multi-Utilities — 0.6%
A2A SpA (Italy)	1,409,600	2,249,459
Ameren Corp.	101,899	8,803,055
Dominion Energy, Inc.	182,298	10,192,281
Sempra Energy	99,514	15,042,536
		36,287,331
Office REITs — 0.1%
Alexandria Real Estate Equities, Inc.(a)	20,065	2,519,963
Boston Properties, Inc.(a)	23,845	1,290,492
Kilroy Realty Corp.	19,925	645,570
		4,456,025
Oil, Gas & Consumable Fuels — 2.0%
Beach Energy Ltd. (Australia)	1,780,300	1,685,578
Chesapeake Energy Corp.	9,445	718,198
ConocoPhillips	129,605	12,858,112
EOG Resources, Inc.	17,442	1,999,376

A5

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
	Shares	Value

Common Stocks (continued)
Oil, Gas & Consumable Fuels (cont’d.)
Equinor ASA (Norway)	227,268	$6,460,870
Exxon Mobil Corp.	125,154	13,724,388
Hess Corp.	24,219	3,205,143
New Hope Corp. Ltd. (Australia)	559,400	2,126,953
OMV AG (Austria)	65,700	3,017,152
Reliance Industries Ltd. (India)	381,015	10,834,005
Repsol SA (Spain)	253,600	3,899,829
Shell PLC (Netherlands)	423,500	12,069,158
TC Energy Corp. (Canada)(a)	357,293	13,902,271
TotalEnergies SE (France)	140,100	8,260,818
TotalEnergies SE (France), ADR(a)	437,832	25,853,980
Woodside Energy Group Ltd. (Australia)	16,040	358,336
		120,974,167
Paper & Forest Products — 0.0%
Lee & Man Paper Manufacturing Ltd. (China)	2,829,000	1,131,371
Metsa Board OYJ (Finland) (Class B Stock)	34,088	274,733
		1,406,104
Passenger Airlines — 0.1%
Air New Zealand Ltd. (New Zealand)*	3,582,500	1,717,979
International Consolidated Airlines Group SA (United Kingdom)*	396,900	741,475
Japan Airlines Co. Ltd. (Japan)	52,500	1,023,651
Southwest Airlines Co.	142,163	4,625,984
		8,109,089
Personal Care Products — 0.3%
Estee Lauder Cos., Inc. (The) (Class A Stock)	25,613	6,312,580
Haleon PLC	421,200	1,673,191
L’Oreal SA (France)	18,226	8,144,155
Shiseido Co. Ltd. (Japan)	85,500	4,008,518
		20,138,444
Pharmaceuticals — 2.4%
AstraZeneca PLC (United Kingdom)	71,030	9,841,516
Bayer AG (Germany)	48,400	3,091,870
Bristol-Myers Squibb Co.	96,129	6,662,701
Daiichi Sankyo Co. Ltd. (Japan), ADR	63,193	2,308,440
Elanco Animal Health, Inc.*	434,966	4,088,680
Eli Lilly & Co.	18,712	6,426,075
GSK PLC	473,840	8,372,434
Ipsen SA (France)	23,900	2,631,677
Johnson & Johnson	173,803	26,939,465
Merck & Co., Inc.	104,225	11,088,498
Novartis AG (Switzerland)	157,200	14,433,874
Novo Nordisk A/S (Denmark) (Class B Stock)	65,140	10,345,625
Ono Pharmaceutical Co. Ltd. (Japan)	105,800	2,204,681
Pfizer, Inc.	266,112	10,857,370
Roche Holding AG	30,020	8,577,993
Sanofi	66,500	7,213,835
Sawai Group Holdings Co. Ltd. (Japan)	25,500	703,331
	Shares	Value

Common Stocks (continued)
Pharmaceuticals (cont’d.)
Teva Pharmaceutical Industries Ltd. (Israel)*	202,000	$1,793,683
Towa Pharmaceutical Co. Ltd. (Japan)	98,400	1,409,119
Zoetis, Inc.	27,102	4,510,857
		143,501,724
Professional Services — 0.5%
Adecco Group AG (Switzerland)	45,900	1,671,909
CoStar Group, Inc.*	68,751	4,733,506
Equifax, Inc.	14,133	2,866,738
Experian PLC	187,099	6,160,747
Teleperformance (France)	18,686	4,515,176
TransUnion(a)	18,412	1,144,122
Verisk Analytics, Inc.(a)	36,405	6,984,663
		28,076,861
Real Estate Management & Development — 0.1%
CK Asset Holdings Ltd. (Hong Kong)	194,000	1,176,158
Daiwa House Industry Co. Ltd. (Japan)	70,000	1,649,288
Howard Hughes Corp. (The)*(a)	13,693	1,095,440
Nexity SA (France)	29,500	740,790
Nomura Real Estate Holdings, Inc. (Japan)	47,500	1,051,822
		5,713,498
Residential REITs — 1.0%
American Homes 4 Rent (Class A Stock)	120,079	3,776,485
Apartment Income REIT Corp.	41,135	1,473,044
AvalonBay Communities, Inc.	157,168	26,413,654
Camden Property Trust	10,004	1,048,819
Equity LifeStyle Properties, Inc.	73,752	4,950,972
Equity Residential	67,802	4,068,120
Essex Property Trust, Inc.	11,298	2,362,864
Invitation Homes, Inc.(a)	214,666	6,704,019
Mid-America Apartment Communities, Inc.	19,551	2,952,983
Sun Communities, Inc.	36,373	5,124,228
UDR, Inc.(a)	74,570	3,061,844
		61,937,032
Retail REITs — 0.2%
AEON REIT Investment Corp. (Japan)	1,200	1,311,800
Realty Income Corp.(a)	69,495	4,400,423
Retail Opportunity Investments Corp.	66,754	931,886
Simon Property Group, Inc.	62,856	7,037,986
SITE Centers Corp.	58,815	722,248
		14,404,343
Semiconductors & Semiconductor Equipment — 2.3%
Advanced Micro Devices, Inc.*	68,464	6,710,157
Applied Materials, Inc.	42,463	5,215,730
ASML Holding NV (Netherlands) (XAMS)	16,867	11,493,986
ASML Holding NV (Netherlands) (XNGS)	25,372	17,270,974
Enphase Energy, Inc.*	3,282	690,139

A6

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
	Shares	Value

Common Stocks (continued)
Semiconductors & Semiconductor Equipment (cont’d.)
Infineon Technologies AG (Germany)	300,585	$12,343,585
KLA Corp.	4,370	1,744,373
Lam Research Corp.	7,665	4,063,370
Marvell Technology, Inc.	45,900	1,987,470
NVIDIA Corp.	127,153	35,319,289
QUALCOMM, Inc.	171,458	21,874,612
Siltronic AG (Germany)	20,200	1,477,462
SUMCO Corp. (Japan)	123,300	1,854,917
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	668,000	11,706,447
Texas Instruments, Inc.	18,673	3,473,365
Tokyo Seimitsu Co. Ltd. (Japan)	41,900	1,626,600
		138,852,476
Software — 3.3%
Adobe, Inc.*	20,951	8,073,887
Atlassian Corp. (Class A Stock)*(a)	20,945	3,585,156
Autodesk, Inc.*	6,088	1,267,278
Black Knight, Inc.*	14,110	812,171
Cadence Design Systems, Inc.*	53,168	11,170,065
Dassault Systemes SE (France)	79,391	3,274,962
Dynatrace, Inc.*	36,400	1,539,720
HashiCorp, Inc. (Class A Stock)*	15,737	460,937
Intuit, Inc.	59,776	26,649,934
Microsoft Corp.	410,983	118,486,399
Paylocity Holding Corp.*	4,500	894,510
Salesforce, Inc.*	22,635	4,522,020
ServiceNow, Inc.*	25,294	11,754,628
Synopsys, Inc.*	8,593	3,319,046
		195,810,713
Specialized REITs — 1.1%
American Tower Corp.	43,666	8,922,710
Crown Castle, Inc.	6,887	921,756
CubeSmart(a)	17,786	822,069
Digital Realty Trust, Inc.	31,384	3,085,361
Equinix, Inc.(a)	12,655	9,124,761
Extra Space Storage, Inc.	8,675	1,413,418
Gaming & Leisure Properties, Inc.	64,467	3,356,152
Life Storage, Inc.	19,200	2,516,928
National Storage Affiliates Trust	25,800	1,077,924
Public Storage	29,276	8,845,451
SBA Communications Corp.	15,855	4,139,265
VICI Properties, Inc.	229,528	7,487,203
Weyerhaeuser Co.	435,530	13,122,519
		64,835,517
Specialty Retail — 0.7%
Best Buy Co., Inc.(a)	105,007	8,218,898
China Tourism Group Duty Free Corp. Ltd. (China) (Class H Stock), 144A*(a)	203,300	5,017,725
DCM Holdings Co. Ltd. (Japan)	222,400	1,938,031
EDION Corp. (Japan)(a)	185,400	1,792,881
JB Hi-Fi Ltd. (Australia)	61,400	1,752,316
Kingfisher PLC (United Kingdom)	733,200	2,370,076
K’s Holdings Corp. (Japan)	114,600	1,006,185
	Shares	Value

Common Stocks (continued)
Specialty Retail (cont’d.)
O’Reilly Automotive, Inc.*	4,239	$3,598,826
Ross Stores, Inc.	82,503	8,756,043
Super Retail Group Ltd. (Australia)	335,300	2,835,666
TJX Cos., Inc. (The)	28,657	2,245,562
		39,532,209
Technology Hardware, Storage & Peripherals — 1.3%
Apple, Inc.	384,036	63,327,537
Brother Industries Ltd. (Japan)	116,600	1,756,686
Canon, Inc. (Japan)	67,500	1,503,216
Samsung Electronics Co. Ltd. (South Korea), GDR	1,000	1,235,285
Western Digital Corp.*	270,208	10,178,735
		78,001,459
Textiles, Apparel & Luxury Goods — 0.6%
Kering SA (France)	2,020	1,317,905
Lululemon Athletica, Inc.*	28,664	10,439,142
LVMH Moet Hennessy Louis Vuitton SE (France)	22,369	20,532,697
NIKE, Inc. (Class B Stock)	24,627	3,020,255
Pandora A/S (Denmark)	17,400	1,670,195
Yue Yuen Industrial Holdings Ltd. (Hong Kong)	1,055,500	1,484,787
		38,464,981
Tobacco — 0.5%
British American Tobacco PLC (United Kingdom)	99,300	3,480,904
Imperial Brands PLC (United Kingdom)	129,900	2,987,139
Philip Morris International, Inc.	215,121	20,920,517
		27,388,560
Trading Companies & Distributors — 0.5%
Ashtead Group PLC (United Kingdom)	102,580	6,298,918
Bunzl PLC (United Kingdom)	229,565	8,671,268
ITOCHU Corp. (Japan)	51,700	1,683,686
Kanamoto Co. Ltd. (Japan)	92,800	1,529,003
Marubeni Corp. (Japan)	147,900	2,011,398
Mitsui & Co. Ltd. (Japan)	95,500	2,976,720
Rexel SA (France)*	124,900	2,969,464
Sojitz Corp. (Japan)(a)	84,800	1,771,961
		27,912,418
Transportation Infrastructure — 0.0%
Kamigumi Co. Ltd. (Japan)	81,700	1,716,379
Wireless Telecommunication Services — 0.1%
KDDI Corp. (Japan)	67,900	2,093,885
T-Mobile US, Inc.*	31,700	4,591,428
		6,685,313

Total Common Stocks (cost $2,642,189,505)		2,804,982,109
Exchange-Traded Funds — 5.1%
Energy Select Sector SPDR Fund	88,469	7,327,887
iShares 0-5 Year TIPS Bond ETF(a)	120,378	11,945,109

A7

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
	Shares	Value

Exchange-Traded Funds (continued)
iShares 1-3 Year Treasury Bond ETF(a)	8,606	$707,069
iShares Core S&P Mid-Cap ETF	13,420	3,357,147
iShares Core U.S. Aggregate Bond ETF	1,039,402	103,566,015
iShares Floating Rate Bond ETF(a)	2,584	130,208
iShares iBoxx $ Investment Grade Corporate Bond ETF(a)	275,660	30,215,093
iShares MBS ETF(a)	44,910	4,254,324
iShares Russell 1000 Growth ETF(a)	133,406	32,595,088
iShares Russell 1000 Value ETF(a)	209,777	31,940,646
iShares S&P Small-Cap 600 Value ETF(a)	58,806	5,503,654
iShares TIPS Bond ETF(a)	169,440	18,680,760
Vanguard Real Estate ETF(a)	308,296	25,600,900
Vanguard Total International Bond ETF(a)	623,382	30,495,847

Total Exchange-Traded Funds (cost $299,983,698)		306,319,747
Preferred Stocks — 0.1%
Automobiles — 0.0%
Porsche Automobil Holding SE (Germany) (PRFC)	22,100	1,268,696
Capital Markets — 0.0%
State Street Corp., 5.350%(c), 3 Month LIBOR + 3.709%, Series G, Maturing 03/15/26(oo)	15,000	376,050
Health Care Equipment & Supplies — 0.1%
Becton, Dickinson & Co., Series B, CVT, 6.000%, Maturing 06/01/23	28,877	1,435,764
Machinery — 0.0%
Jungheinrich AG (Germany) (PRFC)	3,000	104,882

Total Preferred Stocks (cost $3,500,247)		3,185,392

Interest Rate	Maturity Date	Principal Amount (000)#
Asset-Backed Securities — 3.6%
Automobiles — 0.0%
Toyota Auto Loan Extended Note Trust,
Series 2019-01A, Class A, 144A
2.560%	11/25/31	2,700	2,621,033
Collateralized Loan Obligations — 2.4%
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2021-21A, Class B, 144A, 3 Month LIBOR + 1.750% (Cap N/A, Floor 1.750%)
6.558%(c)	10/20/34	4,000	3,875,672
Bain Capital Credit CLO Ltd. (Cayman Islands),
Series 2019-02A, Class AR, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)
5.892%(c)	10/17/32	3,000	2,940,191
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Barings Loan Partners CLO Ltd. (Cayman Islands),
Series LP-02A, Class A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)
5.908%(c)	01/20/34		4,700	$4,607,761
Benefit Street Partners CLO Ltd. (Cayman Islands),
Series 2020-21A, Class A1R, 144A, 3 Month LIBOR + 1.170% (Cap N/A, Floor 1.170%)
5.962%(c)	10/15/34		4,525	4,430,019
BlueMountain CLO Ltd. (Cayman Islands),
Series 2016-02A, Class A1R2, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)
6.035%(c)	08/20/32		7,500	7,353,872
Canyon Capital CLO Ltd. (Cayman Islands),
Series 2019-01A, Class A1R, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)
5.892%(c)	04/15/32		6,750	6,640,551
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands),
Series 2015-04A, Class A1R, 144A, 3 Month LIBOR + 1.340% (Cap N/A, Floor 0.000%)
6.148%(c)	07/20/32		2,430	2,399,637
Carlyle US CLO Ltd. (Cayman Islands),
Series 2021-11A, Class A, 144A, 3 Month LIBOR + 1.095% (Cap N/A, Floor 1.095%)
5.913%(c)	01/25/33		7,000	6,862,635
CBAM Ltd. (Cayman Islands),
Series 2020-12A, Class AR, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)
5.988%(c)	07/20/34		2,750	2,693,716
CIFC Funding Ltd. (Cayman Islands),
Series 2018-02A, Class A1, 144A, 3 Month LIBOR + 1.040% (Cap N/A, Floor 0.000%)
5.848%(c)	04/20/31		2,500	2,472,335
Series 2021-05A, Class A, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 1.140%)
5.932%(c)	07/15/34		3,000	2,930,552
Crown City CLO (Cayman Islands),
Series 2020-01A, Class A1AR, 144A, 3 Month LIBOR + 1.190% (Cap N/A, Floor 1.190%)
5.998%(c)	07/20/34		8,750	8,530,259
CVC Cordatus Loan Fund DAC (Ireland),
Series 15A, Class AR, 144A, 3 Month EURIBOR + 0.890% (Cap N/A, Floor 0.890%)
3.583%(c)	08/26/32	EUR	4,750	5,012,936
Elevation CLO Ltd. (Cayman Islands),
Series 2017-06A, Class A1, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 1.280%)
6.072%(c)	07/15/29		359	356,297
Generate CLO Ltd. (Cayman Islands),
Series 02A, Class AR, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
5.965%(c)	01/22/31		2,000	1,975,432
Greywolf CLO Ltd. (Cayman Islands),
Series 2020-03RA, Class A1R, 144A, 3 Month SOFR + 1.550% (Cap N/A, Floor 1.290%)
6.203%(c)	04/15/33		2,750	2,708,094

A8

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
ICG US CLO Ltd. (Cayman Islands),
Series 2014-03A, Class A1RR, 144A, 3 Month LIBOR + 1.030% (Cap N/A, Floor 0.000%)
5.848%(c)	04/25/31		4,988	$4,911,085
Jamestown CLO Ltd. (Cayman Islands),
Series 2019-14A, Class A1AR, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)
6.008%(c)	10/20/34		4,375	4,268,202
MidOcean Credit CLO (Cayman Islands),
Series 2018-09A, Class A1, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
5.958%(c)	07/20/31		1,200	1,181,794
Mountain View CLO Ltd. (Cayman Islands),
Series 2013-01A, Class ARR, 144A, 3 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)
5.806%(c)	10/12/30		1,991	1,969,328
Ocean Trails CLO (Cayman Islands),
Series 2020-09A, Class BR, 144A, 3 Month LIBOR + 1.750% (Cap N/A, Floor 1.750%)
6.542%(c)	10/15/34		5,250	4,982,324
OZLM Funding Ltd. (Cayman Islands),
Series 2013-04A, Class A1R, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)
6.065%(c)	10/22/30		3,674	3,644,163
OZLM Ltd. (Cayman Islands),
Series 2014-06A, Class A1S, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 0.000%)
5.872%(c)	04/17/31		9,359	9,195,900
Series 2018-20A, Class A1, 144A, 3 Month LIBOR + 1.050% (Cap N/A, Floor 1.050%)
5.858%(c)	04/20/31		3,000	2,928,111
Rockford Tower CLO Ltd. (Cayman Islands),
Series 2021-03A, Class B, 144A, 3 Month LIBOR + 1.750% (Cap N/A, Floor 1.750%)
6.558%(c)	10/20/34		4,100	3,895,372
Sixth Street CLO Ltd. (Cayman Islands),
Series 2020-16A, Class A1A, 144A, 3 Month LIBOR + 1.320% (Cap N/A, Floor 1.320%)
6.128%(c)	10/20/32		9,750	9,641,432
St. Paul’s CLO DAC (Ireland),
Series 05A, Class ARR, 144A, 3 Month EURIBOR + 0.710% (Cap N/A, Floor 0.710%)
3.413%(c)	02/20/30	EUR	4,975	5,307,860
TCW CLO Ltd. (Cayman Islands),
Series 2021-02A, Class AS, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)
5.998%(c)	07/25/34		2,000	1,957,027
THL Credit Wind River CLO Ltd. (Cayman Islands),
Series 2019-01A, Class AR, 144A, 3 Month LIBOR + 1.160% (Cap N/A, Floor 1.160%)
5.968%(c)	07/20/34		3,250	3,163,224
Venture CLO Ltd. (Cayman Islands),
Series 2017-28AA, Class A1R, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 1.210%)
6.018%(c)	10/20/34		4,000	3,897,358
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Voya CLO Ltd. (Cayman Islands),
Series 2013-02A, Class A1R, 144A, 3 Month SOFR + 1.232% (Cap N/A, Floor 0.970%)
5.891%(c)	04/25/31	3,000	$2,964,719
Series 2019-03A, Class AR, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 1.080%)
5.872%(c)	10/17/32	4,500	4,414,465
Wellfleet CLO Ltd. (Cayman Islands),
Series 2019-01A, Class A1R, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)
5.928%(c)	07/20/32	4,025	3,936,427
Wellfleet CLO Ltd.,
Series 2017-03A, Class A1, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
5.942%(c)	01/17/31	3,750	3,671,594
			141,720,344
Home Equity Loans — 0.4%
ACE Securities Corp. Home Equity Loan Trust,
Series 2004-OP01, Class M1, 1 Month LIBOR + 0.780% (Cap N/A, Floor 0.780%)
5.625%(c)	04/25/34	553	514,559
Series 2005-WF01, Class M3, 1 Month LIBOR + 0.690% (Cap N/A, Floor 0.690%)
5.535%(c)	05/25/35	158	157,843
Asset-Backed Funding Certificates Trust,
Series 2004-OPT05, Class A1, 1 Month LIBOR + 0.700% (Cap N/A, Floor 0.700%)
5.545%(c)	06/25/34	34	31,533
Series 2005-WF01, Class M2, 1 Month LIBOR + 0.600% (Cap N/A, Floor 0.600%)
5.445%(c)	10/25/34	114	113,608
Series 2006-OPT02, Class A2, 1 Month LIBOR + 0.140% (Cap N/A, Floor 0.140%)
4.985%(c)	10/25/36	1,831	1,651,974
Asset-Backed Securities Corp. Home Equity Loan Trust,
Series 2005-HE04, Class M7, 1 Month LIBOR + 1.845% (Cap N/A, Floor 1.845%)
6.690%(c)	05/25/35	1,424	1,280,770
Citigroup Mortgage Loan Trust,
Series 2006-AMC01, Class A1, 144A, 1 Month LIBOR + 0.290% (Cap N/A, Floor 0.290%)
5.135%(c)	09/25/36	392	368,991
Series 2007-AHL01, Class A2C, 1 Month LIBOR + 0.420% (Cap N/A, Floor 0.420%)
5.265%(c)	12/25/36	2,570	2,505,661
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-HE04, Class M3, 1 Month LIBOR + 0.690% (Cap N/A, Floor 0.690%)
5.535%(c)	10/25/35	400	359,566
First NLC Trust,
Series 2007-01, Class A1, 144A, 1 Month LIBOR + 0.070% (Cap N/A, Floor 0.070%)
4.915%(c)	08/25/37	705	358,373

A9

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Home Equity Loans (cont’d.)
Home Equity Asset Trust,
Series 2004-03, Class M1, 1 Month LIBOR + 0.855% (Cap N/A, Floor 0.855%)
5.700%(c)	08/25/34	105	$101,939
Series 2005-02, Class M6, 1 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)
6.045%(c)	07/25/35	2,000	1,895,376
Series 2005-08, Class M2, 1 Month LIBOR + 0.675% (Cap N/A, Floor 0.675%)
4.424%(c)	02/25/36	637	607,550
Series 2005-09, Class M1, 1 Month LIBOR + 0.615% (Cap N/A, Floor 0.615%)
5.460%(c)	04/25/36	733	716,399
JPMorgan Mortgage Acquisition Trust,
Series 2006-WMC03, Class A3, 1 Month LIBOR + 0.220% (Cap N/A, Floor 0.220%)
5.065%(c)	08/25/36	43	30,861
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2005-HE02, Class M2, 1 Month LIBOR + 0.660% (Cap N/A, Floor 0.660%)
5.505%(c)	01/25/35	516	495,004
Series 2007-HE05, Class A2C, 1 Month LIBOR + 0.250% (Cap N/A, Floor 0.250%)
5.095%(c)	03/25/37	3,150	1,384,708
Series 2007-HE06, Class A1, 1 Month LIBOR + 0.060% (Cap N/A, Floor 0.060%)
4.905%(c)	05/25/37	13	11,843
New Century Home Equity Loan Trust,
Series 2004-04, Class M1, 1 Month LIBOR + 0.765% (Cap 12.500%, Floor 0.765%)
5.610%(c)	02/25/35	457	423,819
Nomura Home Equity Loan, Inc. Home Equity Loan Trust,
Series 2006-FM01, Class 2A4, 1 Month LIBOR + 0.660% (Cap N/A, Floor 0.660%)
5.505%(c)	11/25/35	3,000	2,816,869
Series 2006-WF01, Class M2, 1 Month LIBOR + 0.435% (Cap N/A, Floor 0.435%)
5.280%(c)	03/25/36	333	324,236
NovaStar Mortgage Funding Trust,
Series 2005-03, Class M2, 1 Month LIBOR + 0.705% (Cap 11.000%, Floor 0.705%)
5.550%(c)	01/25/36	121	120,473
Option One Mortgage Loan Trust,
Series 2004-03, Class M2, 1 Month LIBOR + 0.855% (Cap N/A, Floor 0.855%)
5.700%(c)	11/25/34	448	426,066
Series 2006-01, Class M1, 1 Month LIBOR + 0.540% (Cap N/A, Floor 0.540%)
5.385%(c)	01/25/36	1,800	1,587,879
Renaissance Home Equity Loan Trust,
Series 2007-03, Class AF3
7.238%	09/25/37	500	227,695
Residential Asset Securities Trust,
Series 2005-KS10, Class M2, 1 Month LIBOR + 0.660% (Cap 14.000%, Floor 0.660%)
5.505%(c)	11/25/35	201	199,837
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Home Equity Loans (cont’d.)
Series 2006-KS03, Class M1, 1 Month LIBOR + 0.330% (Cap 14.000%, Floor 0.330%)
5.340%(c)	04/25/36	158	$155,451
Series 2006-KS07, Class M1, 1 Month LIBOR + 0.280% (Cap 14.000%, Floor 0.280%)
5.125%(c)	09/25/36	2,059	1,987,398
Soundview Home Loan Trust,
Series 2007-OPT01, Class 2A3, 1 Month LIBOR + 0.210% (Cap N/A, Floor 0.210%)
5.055%(c)	06/25/37	2,797	1,879,426
Terwin Mortgage Trust,
Series 2003-06HE, Class A1, 1 Month LIBOR + 0.940% (Cap N/A, Floor 0.940%)
5.785%(c)	11/25/33	38	32,555
			22,768,262
Residential Mortgage-Backed Securities — 0.8%
Carrington Mortgage Loan Trust,
Series 2006-FRE01, Class A4, 1 Month LIBOR + 0.250% (Cap N/A, Floor 0.250%)
5.095%(c)	04/25/36	2,460	2,138,338
C-BASS Trust,
Series 2006-CB09, Class A1, 1 Month LIBOR + 0.120% (Cap N/A, Floor 0.120%)
4.965%(c)	11/25/36	15	6,746
Citigroup Mortgage Loan Trust,
Series 2007-WFH02, Class M2, 1 Month LIBOR + 0.675% (Cap N/A, Floor 0.675%)
5.520%(c)	03/25/37	7,234	7,034,093
Countrywide Asset-Backed Certificates,
Series 2007-12, Class 1A1, 1 Month LIBOR + 0.740% (Cap N/A, Floor 0.740%)
5.585%(c)	08/25/47	778	734,547
Countrywide Asset-Backed Certificates Trust,
Series 2004-ECC01, Class M2, 1 Month LIBOR + 1.050% (Cap N/A, Floor 1.050%)
5.895%(c)	09/25/34	58	57,741
Series 2005-17, Class MV1, 1 Month LIBOR + 0.690% (Cap N/A, Floor 0.690%)
5.535%(c)	05/25/36	711	701,511
Series 2006-11, Class 3AV3, 1 Month LIBOR + 0.260% (Cap N/A, Floor 0.260%)
5.105%(c)	09/25/46	1,100	1,035,089
Series 2006-26, Class 1A, 1 Month LIBOR + 0.140% (Cap N/A, Floor 0.140%)
4.985%(c)	06/25/37	1,510	1,373,267
Credit-Based Asset Servicing & Securitization LLC,
Series 2007-CB06, Class A1, 144A, 1 Month LIBOR + 0.120% (Cap N/A, Floor 0.120%)
4.737%(c)	07/25/37	27	17,487
CSAB Mortgage-Backed Trust,
Series 2006-04, Class A6A
6.184%	12/25/36	33	6,638
Ellington Loan Acquisition Trust,
Series 2007-01, Class A1, 144A, 1 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)
5.945%(c)	05/25/37	100	95,279

A10

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Residential Mortgage-Backed Securities (cont’d.)
Fieldstone Mortgage Investment Trust,
Series 2006-01, Class A2, 1 Month LIBOR + 0.380% (Cap 12.250%, Floor 0.380%)
5.225%(c)	05/25/36	1,228	$820,048
First Franklin Mortgage Loan Trust,
Series 2004-FF10, Class M1, 1 Month LIBOR + 1.275% (Cap N/A, Floor 1.275%)
6.120%(c)	07/25/34	693	669,638
Series 2006-FF05, Class 2A4, 1 Month LIBOR + 0.480% (Cap N/A, Floor 0.480%)
5.325%(c)	04/25/36	1,100	968,664
Series 2006-FF10, Class A1, 1 Month LIBOR + 0.115% (Cap N/A, Floor 0.000%)
4.960%(c)	07/25/36	1,220	1,119,494
Series 2006-FF10, Class A5, 1 Month LIBOR + 0.310% (Cap N/A, Floor 0.310%)
5.155%(c)	07/25/36	512	477,293
GSAMP Trust,
Series 2005-WMC01, Class M1, 1 Month LIBOR + 0.735% (Cap N/A, Floor 0.735%)
5.580%(c)	09/25/35	66	63,573
Series 2006-NC02, Class A2B, 1 Month LIBOR + 0.180% (Cap N/A, Floor 0.180%)
5.025%(c)	06/25/36	930	485,663
Series 2007-NC01, Class A2C, 1 Month LIBOR + 0.150% (Cap N/A, Floor 0.150%)
4.995%(c)	12/25/46	1,725	851,222
JPMorgan Mortgage Acquisition Trust,
Series 2006-CH02, Class AV5, 1 Month LIBOR + 0.210% (Cap N/A, Floor 0.210%)
5.055%(c)	10/25/36	26	25,293
Series 2007-CH01, Class MV6, 1 Month LIBOR + 0.825% (Cap N/A, Floor 0.825%)
4.703%(c)	11/25/36	7,700	7,635,603
Lehman XS Trust,
Series 2007-20N, Class A1, 1 Month LIBOR + 2.300% (Cap N/A, Floor 0.000%)
7.145%(c)	12/25/37	905	883,854
Long Beach Mortgage Loan Trust,
Series 2005-WL02, Class M3, 1 Month LIBOR + 0.780% (Cap N/A, Floor 0.780%)
5.625%(c)	08/25/35	1,765	1,689,845
Merrill Lynch Mortgage Investors Trust,
Series 2006-RM04, Class A2A, 1 Month LIBOR + 0.160% (Cap N/A, Floor 0.160%)
5.005%(c)	09/25/37	2	437
Series 2007-HE02, Class A2A, 1 Month LIBOR + 0.240% (Cap N/A, Floor 0.240%)
5.085%(c)	02/25/37	9	2,577
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2004-NC05, Class M1, 1 Month LIBOR + 0.900% (Cap N/A, Floor 0.900%)
5.745%(c)	05/25/34	1,913	1,767,238
Series 2005-WMC01, Class M3, 1 Month LIBOR + 0.780% (Cap N/A, Floor 0.780%)
5.625%(c)	01/25/35	1,219	1,168,820
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Residential Mortgage-Backed Securities (cont’d.)
Series 2006-WMC02, Class A2FP, 1 Month LIBOR + 0.100% (Cap N/A, Floor 0.100%)
4.945%(c)	07/25/36	33	$12,751
Morgan Stanley IXIS Real Estate Capital Trust,
Series 2006-02, Class A1, 1 Month LIBOR + 0.050% (Cap N/A, Floor 0.050%)
4.895%(c)	11/25/36	1	254
Saxon Asset Securities Trust,
Series 2005-01, Class M2, 1 Month LIBOR + 0.720% (Cap 10.000%, Floor 0.720%)
2.024%(c)	05/25/35	387	359,215
Series 2005-01, Class M3, 1 Month LIBOR + 0.780% (Cap 10.000%, Floor 0.780%)
2.024%(c)	05/25/35	772	581,115
Series 2006-02, Class M1, 1 Month LIBOR + 0.290% (Cap N/A, Floor 0.290%)
5.280%(c)	09/25/36	3,000	2,710,732
Series 2007-03, Class 1A, 1 Month LIBOR + 0.310% (Cap N/A, Floor 0.310%)
5.155%(c)	09/25/37	297	278,108
Securitized Asset-Backed Receivables LLC Trust,
Series 2005-OP02, Class M2, 1 Month LIBOR + 0.675% (Cap N/A, Floor 0.675%)
5.520%(c)	10/25/35	999	935,706
Series 2007-BR05, Class A2A, 1 Month LIBOR + 0.130% (Cap N/A, Floor 0.130%)
4.975%(c)	05/25/37	130	95,821
Series 2007-HE01, Class A2A, 1 Month LIBOR + 0.120% (Cap N/A, Floor 0.120%)
4.965%(c)	12/25/36	55	12,280
Series 2007-NC01, Class A1, 144A, 1 Month LIBOR + 0.260% (Cap N/A, Floor 0.260%)
5.105%(c)	12/25/36	4,120	3,635,675
Series 2007-NC01, Class A2A, 1 Month LIBOR + 0.100% (Cap N/A, Floor 0.100%)
4.945%(c)	12/25/36	1	708
Soundview Home Loan Trust,
Series 2005-OPT02, Class M2, 1 Month LIBOR + 0.840% (Cap N/A, Floor 0.840%)
5.685%(c)	08/25/35	2,200	1,895,073
Series 2006-NLC01, Class A1, 144A, 1 Month LIBOR + 0.120% (Cap N/A, Floor 0.120%)
4.965%(c)	11/25/36	20	5,634
Structured Asset Investment Loan Trust,
Series 2005-06, Class M3, 1 Month LIBOR + 0.810% (Cap N/A, Floor 0.810%)
5.655%(c)	07/25/35	2,763	2,629,213
Washington Mutual Asset-Backed Certificates Trust,
Series 2006-HE05, Class 2A1, 1 Month LIBOR + 0.060% (Cap N/A, Floor 0.060%)
4.433%(c)	10/25/36	58	21,437
Series 2007-HE02, Class 2A3, 1 Month LIBOR + 0.250% (Cap N/A, Floor 0.250%)
5.095%(c)	04/25/37	3,434	1,293,437
			46,297,157

A11

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Student Loans — 0.0%
SLM Student Loan Trust,
Series 2004-03A, Class A6B, 144A, 3 Month LIBOR + 0.550% (Cap N/A, Floor 0.550%)
5.368%(c)	10/25/64		624	$608,692
SMB Private Education Loan Trust,
Series 2022-B, Class A1B, 144A, 30 Day Average SOFR + 1.450% (Cap N/A, Floor 0.000%)
6.008%(c)	02/16/55		1,370	1,347,689
				1,956,381

Total Asset-Backed Securities (cost $221,821,166)				215,363,177
Commercial Mortgage-Backed Securities — 0.3%
Banc of America Merrill Lynch Commercial Mortgage Securities Trust,
Series 2021-JACX, Class A, 144A, 1 Month LIBOR + 1.050% (Cap N/A, Floor 1.050%)
5.734%(c)	09/15/38		2,400	2,237,325
BX Commercial Mortgage Trust,
Series 2021-21M, Class A, 144A, 1 Month LIBOR + 0.730% (Cap N/A, Floor 0.730%)
5.414%(c)	10/15/36		1,639	1,575,399
DROP Mortgage Trust,
Series 2021-FILE, Class A, 144A, 1 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
5.830%(c)	10/15/43		1,700	1,567,781
European Loan Conduit No. 36 DAC (Germany),
Series 36A, Class A1, 144A, 3 Month EURIBOR + 1.000% (Cap 6.000%, Floor 1.000%)
3.682%(c)	02/17/30	EUR	777	823,942
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2019-FL12, Class A, 144A, 1 Month LIBOR + 1.450% (Cap N/A, Floor 2.450%)
6.134%(c)	12/15/31		1,909	1,818,171
Manhattan West Mortgage Trust,
Series 2020-01MW, Class A, 144A
2.130%	09/10/39		2,300	1,978,633
PFP Ltd.,
Series 2021-08, Class A, 144A, 1 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)
5.728%(c)	08/09/37		719	688,054
Ready Capital Mortgage Financing LLC,
Series 2021-FL06, Class A, 144A, 1 Month LIBOR + 0.950% (Cap N/A, Floor 0.950%)
5.795%(c)	07/25/36		2,030	1,964,778
SFO Commercial Mortgage Trust,
Series 2021-555, Class A, 144A, 1 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
5.834%(c)	05/15/38		3,600	3,221,239
STWD Mortgage Trust,
Series 2021-HTS, Class A, 144A, 1 Month LIBOR + 1.050% (Cap N/A, Floor 1.050%)
5.734%(c)	04/15/34		2,000	1,942,629
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Commercial Mortgage-Backed Securities (continued)
Wells Fargo Commercial Mortgage Trust,
Series 2022-ONL, Class A, 144A
3.862%	12/15/39		1,900	$1,725,148

Total Commercial Mortgage-Backed Securities (cost $21,028,582)				19,543,099
Corporate Bonds — 3.9%
Aerospace & Defense — 0.1%
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
7.500%	03/15/25		336	336,000
7.500%	02/01/29		450	458,437
7.875%	04/15/27(a)		2,025	2,048,389
				2,842,826
Airlines — 0.1%
American Airlines 2015-1 Class A Pass-Through Trust,
Pass-Through Certificates
3.375%	11/01/28		760	660,928
Turkish Airlines 2015-1 Class A Pass-Through Trust (Turkey),
Pass-Through Certificates, 144A
4.200%	09/15/28		4,294	3,759,666
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A
4.375%	04/15/26		565	541,780
4.625%	04/15/29		140	126,617
				5,088,991
Auto Manufacturers — 0.1%
Ford Motor Co.,
Sr. Unsec’d. Notes
4.750%	01/15/43		1,525	1,160,921
5.291%	12/08/46		3,475	2,819,027
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
2.900%	02/16/28		200	171,567
3.370%	11/17/23		700	686,909
3.375%	11/13/25		700	649,372
Nissan Motor Acceptance Co. LLC,
Sr. Unsec’d. Notes, 144A, MTN
2.450%	09/15/28		500	405,279
Nissan Motor Co. Ltd. (Japan),
Sr. Unsec’d. Notes, 144A
3.522%	09/17/25		300	283,935
4.345%	09/17/27(a)		1,400	1,321,100
4.810%	09/17/30		300	271,752
				7,769,862
Auto Parts & Equipment — 0.0%
Dana, Inc.,
Sr. Unsec’d. Notes
5.375%	11/15/27(a)		650	614,344
IHO Verwaltungs GmbH (Germany),
Sr. Sec’d. Notes, Cash coupon 3.875% or PIK 4.625%
3.875%	05/15/27	EUR	100	95,020

A12

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Auto Parts & Equipment (cont’d.)
Sr. Sec’d. Notes, 144A, Cash coupon 6.000% or PIK 6.750%
6.000%	05/15/27		1,100	$1,001,000
				1,710,364
Banks — 1.1%
Banca Monte dei Paschi di Siena SpA (Italy),
Covered Bonds
0.875%	10/08/27	EUR	1,300	1,269,312
Sr. Unsec’d. Notes, EMTN
2.625%	04/28/25	EUR	500	493,193
Banco Bilbao Vizcaya Argentaria SA (Spain),
Jr. Sub. Notes
5.875%(ff)	09/24/23(oo)	EUR	200	206,044
Banco Santander Chile (Chile),
Sr. Unsec’d. Notes, 144A
2.700%	01/10/25		2,200	2,089,010
Banco Santander SA (Spain),
Sr. Unsec’d. Notes
1.849%	03/25/26		200	179,106
3.848%	04/12/23(a)		600	599,723
Bank of America Corp.,
Jr. Sub. Notes, Series FF
5.875%(ff)	03/15/28(oo)		200	179,977
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
4.375%	01/12/26		700	677,287
Sr. Unsec’d. Notes, AUD Bank Bill + 1.800%
5.458%(c)	06/15/23	AUD	1,500	1,003,928
Citigroup, Inc.,
Jr. Sub. Notes, Series V
4.700%(ff)	01/30/25(oo)		1,635	1,434,267
Cooperatieve Rabobank UA (Netherlands),
Sr. Unsec’d. Notes, 144A
3.758%(ff)	04/06/33		300	266,643
Credit Suisse Group AG (Switzerland),
Sr. Unsec’d. Notes
7.750%(ff)	03/01/29	EUR	100	117,818
Sr. Unsec’d. Notes, 144A
4.194%(ff)	04/01/31		400	352,500
4.207%(ff)	06/12/24		1,728	1,676,160
6.537%(ff)	08/12/33		3,050	3,111,000
Sr. Unsec’d. Notes, EMTN
0.650%(ff)	01/14/28	EUR	800	716,151
Sr. Unsec’d. Notes, EMTN, 3 Month EURIBOR + 1.000%
3.288%(c)	01/16/26	EUR	1,500	1,505,512
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes
2.222%(ff)	09/18/24		2,400	2,333,417
3.035%(ff)	05/28/32(a)		1,050	808,154
3.547%(ff)	09/18/31		1,425	1,163,115
3.961%(ff)	11/26/25(a)		2,500	2,368,092
Sr. Unsec’d. Notes, EMTN
2.625%	02/12/26	EUR	1,100	1,101,863
Sub. Notes
3.729%(ff)	01/14/32		1,400	1,045,220
5.882%(ff)	07/08/31		800	689,264
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Banks (cont’d.)
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series U
3.650%(ff)	08/10/26(oo)		365	$298,130
Sr. Unsec’d. Notes
3.615%(ff)	03/15/28		600	568,138
Sr. Unsec’d. Notes, SOFR + 1.120%
5.879%(c)	02/24/28		3,200	3,119,651
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
4.041%(ff)	03/13/28		200	187,535
4.583%(ff)	06/19/29		500	474,412
ING Groep NV (Netherlands),
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.000%
6.177%(c)	10/02/23		1,600	1,596,132
Lloyds Banking Group PLC (United Kingdom),
Jr. Sub. Notes
4.947%(ff)	06/27/25(oo)	EUR	200	194,231
Mizuho Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
1.241%(ff)	07/10/24		3,500	3,458,087
3.922%(ff)	09/11/24		1,100	1,090,430
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.000%
6.154%(c)	09/11/24		1,700	1,695,367
NatWest Group PLC (United Kingdom),
Jr. Sub. Notes
8.000%(ff)	08/10/25(oo)		200	197,880
Sr. Unsec’d. Notes
4.519%(ff)	06/25/24		500	497,044
5.076%(ff)	01/27/30		2,800	2,710,032
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.550%
6.684%(c)	06/25/24		700	699,906
Nykredit Realkredit A/S (Denmark),
Covered Bonds, Series 01E
0.500%	10/01/43	DKK	10,311	1,152,068
1.000%	10/01/53	DKK	1,248	132,528
1.000%	10/01/53	DKK	45	4,434
1.500%	10/01/50	DKK	—(r)	—
1.500%	10/01/50	DKK	—(r)	—
2.500%	10/01/47	DKK	1	110
Covered Bonds, Series 01EE
1.000%	10/01/50	DKK	45,291	4,567,732
1.500%	10/01/53	DKK	4,488	504,403
1.500%	10/01/53	DKK	11,806	1,247,560
Covered Bonds, Series CCE
1.000%	10/01/50	DKK	51,556	5,537,586
Santander UK Group Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
4.796%(ff)	11/15/24		2,700	2,663,072
Sberbank of Russia Via SB Capital SA (Russia),
Sub. Notes
5.250%	05/23/23		1,000	330,313
Societe Generale SA (France),
Sr. Unsec’d. Notes, 144A
1.488%(ff)	12/14/26		400	349,109
2.797%(ff)	01/19/28		600	529,547
2.889%(ff)	06/09/32		700	548,104

A13

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
3.337%(ff)	01/21/33	1,000	$799,980
Standard Chartered PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
1.822%(ff)	11/23/25	1,000	936,262
2.678%(ff)	06/29/32	500	391,128
UniCredit SpA (Italy),
Sr. Unsec’d. Notes, 144A, MTN
7.830%	12/04/23(a)	6,200	6,265,887
			68,133,554
Building Materials — 0.0%
Griffon Corp.,
Gtd. Notes
5.750%	03/01/28	750	695,094
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A
4.375%	07/15/30	775	672,896
			1,367,990
Chemicals — 0.0%
OCP SA (Morocco),
Sr. Unsec’d. Notes
5.125%	06/23/51	300	217,170
TPC Group, Inc.,
Sr. Sec’d. Notes, 144A
13.000%	12/16/27	162	165,535
			382,705
Commercial Services — 0.1%
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Sec’d. Notes, 144A
6.625%	07/15/26	585	561,853
Transurban Finance Co. Pty Ltd. (Australia),
Sr. Sec’d. Notes, 144A
4.125%	02/02/26	848	820,459
United Rentals North America, Inc.,
Gtd. Notes
3.750%	01/15/32	25	21,515
3.875%	02/15/31(a)	375	330,854
5.250%	01/15/30	1,100	1,058,116
			2,792,797
Computers — 0.0%
Dell International LLC/EMC Corp.,
Sr. Unsec’d. Notes
6.020%	06/15/26	300	307,911
Cosmetics/Personal Care — 0.0%
Haleon UK Capital PLC,
Gtd. Notes
3.125%	03/24/25(a)	900	869,208
Diversified Financial Services — 0.7%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland),
Gtd. Notes
2.450%	10/29/26	700	628,269
3.000%	10/29/28	800	695,794
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Diversified Financial Services (cont’d.)
Avolon Holdings Funding Ltd. (Ireland),
Gtd. Notes, 144A
2.528%	11/18/27		6	$5,078
Doric Nimrod Air Alpha 2013-1 Class A Pass-Through Trust (Guernsey),
Pass-Through Certificates, 144A
5.250%	05/30/25		140	139,174
Jyske Realkredit A/S (Denmark),
Covered Bonds, Series 111E
2.500%	10/01/47	DKK	1	91
Covered Bonds, Series 321e
1.000%	04/01/24	DKK	9,600	1,366,937
Covered Bonds, Series CCe
1.000%	01/01/24	DKK	47,000	6,733,531
Covered Bonds, Series CCE
0.500%	10/01/43	DKK	3,350	374,064
1.000%	10/01/23	DKK	40,600	5,845,670
1.000%	10/01/50	DKK	15	1,641
1.000%	10/01/50	DKK	25,786	2,604,676
1.000%	10/01/53	DKK	10,548	1,043,964
1.500%	10/01/53	DKK	3,004	337,677
1.500%	10/01/53	DKK	—(r)	—
Lehman Brothers Holdings, Inc.,
Sr. Unsec’d. Notes, MTN
2.851%	11/16/09(d)		400	800
2.907%	12/23/08(d)		200	400
5.625%	01/24/13(d)		1,700	3,400
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A
5.125%	12/15/30		75	57,652
5.500%	08/15/28		670	574,491
6.000%	01/15/27		225	204,535
Nomura Holdings, Inc. (Japan),
Sr. Unsec’d. Notes
2.329%	01/22/27		600	529,685
Nordea Kredit Realkreditaktieselskab (Denmark),
Covered Bonds
1.500%	10/01/53	DKK	12,799	1,351,644
1.500%	10/01/53	DKK	1,800	181,430
2.000%	10/01/53	DKK	1,800	200,727
Covered Bonds, Series cb5
1.000%	04/01/24	DKK	23,700	3,374,625
Covered Bonds, Series CC2
0.500%	10/01/43	DKK	1,439	161,086
1.000%	10/01/50	DKK	23,473	2,515,172
1.000%	10/01/50	DKK	42,208	4,258,543
1.500%	10/01/53	DKK	2,936	330,087
2.500%	10/01/47	DKK	—(r)	31
OneMain Finance Corp.,
Gtd. Notes
3.875%	09/15/28		400	316,438
Realkredit Danmark A/S (Denmark),
Covered Bonds
1.000%	10/01/53	DKK	—(r)	—
1.000%	10/01/53	DKK	2,786	295,900
Covered Bonds, Series 10f
1.000%	04/01/24	DKK	8,800	1,253,025

A14

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Diversified Financial Services (cont’d.)
Covered Bonds, Series 10F1
1.000%	01/01/24	DKK	12,300	$1,762,179
Covered Bonds, Series 23S
1.500%	10/01/53	DKK	2,458	276,224
Covered Bonds, Series 23S, MTN
2.500%	04/01/47	DKK	9	1,111
Covered Bonds, Series 27S
1.500%	10/01/53	DKK	2,089	220,808
Covered Bonds, Series 28S
2.000%	10/01/53	DKK	2,991	333,463
Covered Bonds, Series CCS
1.000%	10/01/50	DKK	30,187	3,243,602
Swiss Insured Brazil Power Finance Sarl (Brazil),
Sr. Sec’d. Notes, 144A
9.850%	07/16/32	BRL	14,825	2,582,249
				43,805,873
Electric — 0.3%
Adani Electricity Mumbai Ltd. (India),
Sr. Sec’d. Notes
3.949%	02/12/30		1,300	926,900
Calpine Corp.,
Sr. Unsec’d. Notes, 144A
4.625%	02/01/29		500	433,024
5.000%	02/01/31		925	783,716
5.125%	03/15/28		700	641,086
Enel Finance International NV (Italy),
Gtd. Notes, 144A
1.875%	07/12/28		1,700	1,431,375
FirstEnergy Transmission LLC,
Sr. Unsec’d. Notes, 144A
5.450%	07/15/44		280	268,745
Israel Electric Corp. Ltd. (Israel),
Sec’d. Notes, 144A, GMTN
3.750%	02/22/32		800	695,150
NRG Energy, Inc.,
Gtd. Notes
5.750%	01/15/28(a)		550	539,943
Gtd. Notes, 144A
3.375%	02/15/29		100	83,146
3.625%	02/15/31		1,175	952,487
Jr. Sub. Notes, 144A
10.250%(ff)	03/15/28(oo)		150	142,952
Pacific Gas & Electric Co.,
First Mortgage
2.100%	08/01/27		100	87,195
2.950%	03/01/26		100	92,906
3.150%	01/01/26		100	93,266
3.450%	07/01/25		100	95,445
3.950%	12/01/47		100	71,205
4.000%	12/01/46		100	70,178
4.400%	03/01/32		500	449,976
4.500%	07/01/40		100	82,296
4.550%	07/01/30		300	280,476
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Electric (cont’d.)
Perusahaan Listrik Negara PT (Indonesia),
Sr. Unsec’d. Notes, 144A
4.875%	07/17/49		2,600	$2,105,935
Sr. Unsec’d. Notes, EMTN
3.375%	02/05/30		2,100	1,817,550
Southern California Edison Co.,
First Mortgage
0.700%	04/03/23		700	700,000
1.100%	04/01/24		200	192,188
First Mortgage, SOFR Index + 0.830%
5.679%(c)	04/01/24		300	297,512
Vistra Corp.,
Jr. Sub. Notes, 144A
7.000%(ff)	12/15/26(oo)		375	331,275
8.000%(ff)	10/15/26(oo)		1,375	1,287,785
Vistra Operations Co. LLC,
Gtd. Notes, 144A
5.000%	07/31/27(a)		965	912,002
				15,865,714
Entertainment — 0.0%
AMC Entertainment Holdings, Inc.,
Sec’d. Notes, 144A, Cash coupon 10.000% or PIK 12.000% or Cash coupon 5.000% and PIK 6.000%
10.000%	06/15/26		184	116,618
Caesars Entertainment, Inc.,
Sr. Sec’d. Notes, 144A
7.000%	02/15/30		225	228,894
Golden Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A
7.625%	04/15/26		325	327,337
Penn Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A
5.625%	01/15/27		300	281,670
				954,519
Foods — 0.1%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes, 144A
3.500%	03/15/29(a)		225	195,769
Bellis Acquisition Co. PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
3.250%	02/16/26	GBP	2,300	2,318,404
Bellis Finco PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
4.000%	02/16/27	GBP	1,200	1,046,089
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A
4.125%	01/31/30		150	137,319
4.375%	01/31/32		300	272,795
Market Bidco Finco PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
5.500%	11/04/27	GBP	700	651,958
				4,622,334

A15

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Gas — 0.0%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes
5.875%	08/20/26		700	$668,642
Healthcare-Products — 0.0%
Medline Borrower LP,
Sr. Sec’d. Notes, 144A
3.875%	04/01/29		225	195,221
Sr. Unsec’d. Notes, 144A
5.250%	10/01/29(a)		150	130,139
				325,360
Healthcare-Services — 0.0%
Tenet Healthcare Corp.,
Gtd. Notes
6.125%	10/01/28(a)		400	381,377
Home Builders — 0.0%
Brookfield Residential Properties, Inc./Brookfield Residential US LLC (Canada),
Gtd. Notes, 144A
4.875%	02/15/30		985	733,825
Mattamy Group Corp. (Canada),
Sr. Unsec’d. Notes, 144A
4.625%	03/01/30(a)		925	811,225
Taylor Morrison Communities, Inc.,
Sr. Unsec’d. Notes, 144A
5.125%	08/01/30		180	166,727
				1,711,777
Housewares — 0.0%
Newell Brands, Inc.,
Sr. Unsec’d. Notes
4.875%	06/01/25		145	141,989
Insurance — 0.0%
Doctors Co. An Interinsurance Exchange (The),
Sub. Notes, 144A
4.500%	01/18/32		200	165,243
Fairfax Financial Holdings Ltd. (Canada),
Sr. Unsec’d. Notes, 144A
2.750%	03/29/28	EUR	1,100	1,057,101
GA Global Funding Trust,
Sec’d. Notes, 144A
2.250%	01/06/27		500	447,012
				1,669,356
Internet — 0.1%
Baidu, Inc. (China),
Sr. Unsec’d. Notes
3.625%	07/06/27(a)		2,000	1,896,460
Prosus NV (China),
Sr. Unsec’d. Notes, 144A
1.207%	01/19/26	EUR	1,100	1,063,441
3.257%	01/19/27		2,400	2,178,000
Tencent Holdings Ltd. (China),
Sr. Unsec’d. Notes, EMTN
3.240%	06/03/50		1,250	818,203
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Internet (cont’d.)
3.975%	04/11/29	2,000	$1,889,400
			7,845,504
Investment Companies — 0.0%
MDGH GMTN RSC Ltd. (United Arab Emirates),
Gtd. Notes, 144A
5.500%	04/28/33	400	424,450
Leisure Time — 0.0%
Royal Caribbean Cruises Ltd.,
Gtd. Notes, 144A
7.250%	01/15/30	75	75,469
Lodging — 0.0%
Hyatt Hotels Corp.,
Sr. Unsec’d. Notes
1.300%	10/01/23	400	390,964
Sands China Ltd. (Macau),
Sr. Unsec’d. Notes
5.625%	08/08/25	500	485,000
5.900%	08/08/28(a)	1,100	1,045,000
			1,920,964
Machinery-Diversified — 0.0%
Chart Industries, Inc.,
Sr. Sec’d. Notes, 144A
7.500%	01/01/30	100	103,322
Media — 0.1%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A
4.250%	02/01/31	900	737,551
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
3.950%	06/30/62	700	440,518
CSC Holdings LLC,
Gtd. Notes, 144A
3.375%	02/15/31	690	476,664
Sr. Unsec’d. Notes, 144A
4.625%	12/01/30	700	344,488
Diamond Sports Group LLC/Diamond Sports Finance Co.,
Gtd. Notes, 144A
6.625%	08/15/27(d)	230	2,803
Sec’d. Notes, 144A
5.375%	08/15/26(d)	1,750	94,677
DISH DBS Corp.,
Gtd. Notes
7.375%	07/01/28	300	170,993
DISH Network Corp.,
Sr. Sec’d. Notes, 144A
11.750%	11/15/27	1,100	1,057,708
			3,325,402
Mining — 0.0%
Antofagasta PLC (Chile),
Sr. Unsec’d. Notes, 144A
2.375%	10/14/30(a)	1,200	955,350

A16

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Multi-National — 0.1%
European Bank for Reconstruction & Development (Supranational Bank),
Sr. Unsec’d. Notes, GMTN
0.500%	09/01/23	AUD	600	$395,305
European Investment Bank (Supranational Bank),
Sr. Unsec’d. Notes, EMTN
0.500%	08/10/23	AUD	2,900	1,916,091
				2,311,396
Oil & Gas — 0.6%
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A (original cost $311,406; purchased 04/02/19 - 06/03/19)(f)
7.000%	11/01/26		325	314,065
Gtd. Notes, 144A (original cost $49,423; purchased 10/13/20)(f)
9.000%	11/01/27		53	64,623
Sr. Unsec’d. Notes, 144A (original cost $325,000; purchased 12/14/20)(f)
8.250%	12/31/28		325	314,828
CITGO Petroleum Corp.,
Sr. Sec’d. Notes, 144A
7.000%	06/15/25		200	197,789
Empresa Nacional del Petroleo (Chile),
Sr. Unsec’d. Notes
4.500%	09/14/47		1,500	1,149,656
Gazprom PJSC Via Gaz Capital SA (Russia),
Sr. Unsec’d. Notes
1.450%	09/06/23(d)	CHF	500	546,478
4.950%	03/23/27(d)		2,000	1,500,000
5.150%	02/11/26(d)		3,000	2,280,000
KazMunayGas National Co. JSC (Kazakhstan),
Sr. Unsec’d. Notes
3.500%	04/14/33		1,300	971,750
5.750%	04/19/47		400	311,000
6.375%	10/24/48		550	455,813
MEG Energy Corp. (Canada),
Gtd. Notes, 144A
7.125%	02/01/27		250	253,750
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
6.950%	07/01/24		603	611,379
7.500%	05/01/31		1,200	1,324,235
Odebrecht Offshore Drilling Finance Ltd. (Brazil),
Sr. Sec’d. Notes, Cash coupon 7.720% or PIK N/A
7.720%	12/01/26		1,921	376,131
Sr. Sec’d. Notes, 144A, Cash coupon 7.720% or PIK N/A
7.720%	12/01/26		32	6,318
Pertamina Persero PT (Indonesia),
Sr. Unsec’d. Notes, EMTN
4.150%	02/25/60		1,000	728,938
5.625%	05/20/43		4,300	4,075,217
Petroleos de Venezuela SA (Venezuela),
Gtd. Notes
6.000%	05/16/24(d)		5,400	243,000
Petroleos Mexicanos (Mexico),
Gtd. Notes
6.500%	06/02/41		1,900	1,273,950
6.700%	02/16/32		2,684	2,127,875
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
Gtd. Notes, MTN
6.750%	09/21/47		10,152	$6,560,730
Petronas Capital Ltd. (Malaysia),
Gtd. Notes, 144A, MTN
2.480%	01/28/32		1,800	1,528,087
4.800%	04/21/60		1,000	958,937
QatarEnergy (Qatar),
Sr. Unsec’d. Notes, 144A
2.250%	07/12/31		400	338,700
3.125%	07/12/41		200	155,600
3.300%	07/12/51		400	296,450
Rio Oil Finance Trust (Brazil),
Sr. Sec’d. Notes
9.250%	07/06/24		382	384,744
Sr. Sec’d. Notes, 144A
9.250%	07/06/24		853	861,736
9.750%	01/06/27		1,092	1,129,091
Saudi Arabian Oil Co. (Saudi Arabia),
Sr. Unsec’d. Notes
2.250%	11/24/30		200	168,477
Sr. Unsec’d. Notes, 144A
3.500%	11/24/70		1,000	672,688
Transocean, Inc.,
Gtd. Notes, 144A
8.000%	02/01/27		100	89,000
				32,271,035
Oil & Gas Services — 0.0%
Odebrecht Oil & Gas Finance Ltd. (Brazil),
Gtd. Notes, 144A
5.007%(s)	05/01/23(oo)		1,696	848
Pharmaceuticals — 0.0%
Bausch Health Americas, Inc.,
Gtd. Notes, 144A
8.500%	01/31/27		290	131,620
Bausch Health Cos., Inc.,
Gtd. Notes, 144A
5.000%	02/15/29		225	83,449
5.250%	01/30/30		150	55,594
5.250%	02/15/31		175	67,156
6.250%	02/15/29		500	185,000
Bayer US Finance II LLC (Germany),
Gtd. Notes, 144A
4.250%	12/15/25		500	489,529
Gtd. Notes, 144A, 3 Month LIBOR + 1.010%
5.876%(c)	12/15/23		700	699,950
Organon & Co./Organon Foreign Debt Co-Issuer BV,
Sr. Sec’d. Notes
2.875%	04/30/28	EUR	300	285,280
Sr. Sec’d. Notes, 144A
4.125%	04/30/28		200	184,071
				2,181,649

A17

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Pipelines — 0.1%
Energy Transfer LP,
Jr. Sub. Notes, Series G
7.125%(ff)	05/15/30(oo)		725	$607,934
Jr. Sub. Notes, Series H
6.500%(ff)	11/15/26(oo)		800	705,905
Greensaif Pipelines Bidco Sarl (Saudi Arabia),
Sr. Sec’d. Notes, 144A
6.510%	02/23/42		1,700	1,786,381
Kinder Morgan Energy Partners LP,
Gtd. Notes
3.500%	09/01/23(a)		900	892,282
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A
7.500%	10/01/25		375	375,994
Venture Global Calcasieu Pass LLC,
Sr. Sec’d. Notes, 144A
3.875%	08/15/29		70	63,138
4.125%	08/15/31		45	39,515
Western Midstream Operating LP,
Sr. Unsec’d. Notes
5.300%	03/01/48		95	81,086
				4,552,235
Real Estate — 0.0%
Greystar Real Estate Partners LLC,
Sr. Sec’d. Notes, 144A
5.750%	12/01/25		900	872,910
Howard Hughes Corp. (The),
Gtd. Notes, 144A
5.375%	08/01/28		610	555,833
				1,428,743
Real Estate Investment Trusts (REITs) — 0.0%
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
5.250%	06/01/25		700	684,909
5.300%	01/15/29		900	856,476
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes
0.993%	10/15/26	EUR	400	291,729
				1,833,114
Retail — 0.0%
Brinker International, Inc.,
Gtd. Notes, 144A
5.000%	10/01/24		625	613,519
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes
5.625%	12/01/25		900	889,436
				1,502,955
Semiconductors — 0.0%
Broadcom, Inc.,
Gtd. Notes
4.300%	11/15/32(a)		600	551,400
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Semiconductors (cont’d.)
Gtd. Notes, 144A
2.450%	02/15/31		600	$491,051
2.600%	02/15/33		300	235,299
Marvell Technology, Inc.,
Gtd. Notes
1.650%	04/15/26		900	815,851
				2,093,601
Software — 0.0%
VMware, Inc.,
Sr. Unsec’d. Notes
3.900%	08/21/27		100	95,697
Telecommunications — 0.1%
Altice France SA (France),
Sr. Sec’d. Notes
4.125%	01/15/29	EUR	3,900	3,247,829
Level 3 Financing, Inc.,
Sr. Sec’d. Notes, 144A
10.500%	05/15/30		341	326,808
Sprint Capital Corp.,
Gtd. Notes
6.875%	11/15/28		900	967,330
8.750%	03/15/32		500	608,524
				5,150,491
Transportation — 0.1%
Lima Metro Line 2 Finance Ltd. (Peru),
Sr. Sec’d. Notes, 144A
5.875%	07/05/34		3,356	3,199,914
Trucking & Leasing — 0.1%
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
3.950%	03/10/25		2,800	2,721,207

Total Corporate Bonds (cost $280,216,931)				235,406,495
Floating Rate and Other Loans — 0.1%
Media — 0.0%
Diamond Sports Group LLC,
First Lien Term Loan, 3 Month SOFR + 8.150%
12.775%(c)	05/25/26		73	67,638
Second Lien Term loan
8.025%	08/24/26		1,269	78,984
				146,622
Oil & Gas — 0.0%
Ascent Resources Utica Holdings LLC,
Second Lien Term Loan, 3 Month LIBOR + 9.000%
13.815%(c)	11/01/25		101	106,934
Retail — 0.1%
EG Finco Ltd. (United Kingdom),
Facility B (Euro) Loan, 6 Month EURIBOR + 4.000%
6.908%(c)	02/07/25	EUR	857	863,657
Term B, SONIA + 5.027%
8.678%(c)	02/07/25	GBP	380	437,858

A18

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Floating Rate and Other Loans (continued)
Retail (cont’d.)
EG Group Ltd. (United Kingdom),
Additional Second Lien Loan Facility, 6 Month EURIBOR + 7.000%
9.483%(c)	04/30/27	EUR	2,400	$2,204,788
				3,506,303
Telecommunications — 0.0%
CenturyLink, Inc.,
Term B Loan, 1 Month LIBOR + 2.250%
7.028%(c)	03/15/27		895	589,818
Digicel International Finance Ltd. (Saint Lucia),
First Lien Initial Term B Loan, 1 Month LIBOR + 3.250%
8.081%(c)	05/27/24		882	786,850
				1,376,668

Total Floating Rate and Other Loans (cost $6,760,306)				5,136,527
Municipal Bonds — 0.0%
California — 0.0%
Golden State Tobacco Securitization Corp.,
Revenue Bonds, Series A
1.958%	06/01/25		800	749,947
Ohio — 0.0%
American Municipal Power, Inc.,
Taxable, Revenue Bonds, BABs, Series B
8.084%	02/15/50		700	960,157
Texas — 0.0%
Texas Natural Gas Securitization Finance Corp.,
Revenue Bonds, Series 2023-1, Class A1
5.102%	04/01/35		400	410,901

Total Municipal Bonds (cost $2,308,956)				2,121,005
Residential Mortgage-Backed Securities — 1.8%
Adjustable Rate Mortgage Trust,
Series 2005-05, Class 2A1
3.359%(cc)	09/25/35		25	20,881
Alternative Loan Trust,
Series 2005-21CB, Class A3
5.250%	06/25/35		4	2,854
Series 2005-56, Class 2A2, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 2.040% (Cap N/A, Floor 2.040%)
5.178%(c)	11/25/35		6	5,053
Series 2005-56, Class 2A3, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 1.500% (Cap N/A, Floor 1.500%)
4.638%(c)	11/25/35		6	4,943
Series 2005-62, Class 2A1, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 1.000% (Cap N/A, Floor 1.000%)
4.138%(c)	12/25/35		82	65,014
Series 2005-76, Class 2A1, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 1.000% (Cap N/A, Floor 1.000%)
4.138%(c)	02/25/36		7	5,799
Series 2005-81, Class A1, 1 Month LIBOR + 0.560% (Cap N/A, Floor 0.560%)
5.405%(c)	02/25/37		644	519,561
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Residential Mortgage-Backed Securities (continued)
Series 2005-82, Class A1, 1 Month LIBOR + 0.540% (Cap N/A, Floor 0.540%)
5.385%(c)	02/25/36		1,448	$1,097,276
Series 2005-J12, Class 2A1, 1 Month LIBOR + 0.540% (Cap 11.000%, Floor 0.540%)
5.385%(c)	08/25/35		1,160	619,743
Series 2006-02CB, Class A14
5.500%	03/25/36		17	7,426
Series 2006-40T1, Class 2A1
6.000%	12/25/36		1,061	316,032
Series 2006-OA11, Class A1B, 1 Month LIBOR + 0.380% (Cap N/A, Floor 0.380%)
5.225%(c)	09/25/46		24	22,012
Series 2006-OA19, Class A1, 1 Month LIBOR + 0.180% (Cap N/A, Floor 0.180%)
4.941%(c)	02/20/47		928	689,734
Series 2006-OA22, Class A1, 1 Month LIBOR + 0.320% (Cap N/A, Floor 0.320%)
5.165%(c)	02/25/47		52	43,502
Series 2007-04CB, Class 1A35
6.000%	04/25/37		607	517,588
Series 2007-16CB, Class 5A1
6.250%	08/25/37		18	9,424
American Home Mortgage Assets Trust,
Series 2007-01, Class A1, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 0.700% (Cap N/A, Floor 0.700%)
3.838%(c)	02/25/47		1,188	469,985
Angel Oak Mortgage Trust,
Series 2020-04, Class A1, 144A
1.469%(cc)	06/25/65		470	422,535
Avon Finance No. 2 PLC (United Kingdom),
Series 02A, Class A, 144A, SONIA + 0.900% (Cap N/A, Floor 0.000%)
5.071%(c)	09/20/48	GBP	1,133	1,393,860
Banc of America Funding Trust,
Series 2006-08T02, Class A10
5.753%(cc)	10/25/36		9	7,856
Series 2006-J, Class 4A1
4.412%(cc)	01/20/47		225	201,225
Banc of America Mortgage Trust,
Series 2005-E, Class 2A1
3.311%(cc)	06/25/35		7	6,038
Series 2005-H, Class 2A1
4.013%(cc)	09/25/35		6	4,665
Series 2005-H, Class 2A5
4.013%(cc)	09/25/35		66	55,647
Bancaja Fondo de Titulizacion de Activos (Spain),
Series 08, Class A, 3 Month EURIBOR + 0.110% (Cap N/A, Floor 0.000%)
2.559%(c)	10/25/37	EUR	87	93,008
BCAP LLC Trust,
Series 2011-RR04, Class 8A2, 144A
0.000%(cc)	02/26/36		271	111,339
Series 2011-RR05, Class 12A2, 144A
4.604%(cc)	03/26/37		671	945,481

A19

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2003-05, Class 1A2
3.232%(cc)	08/25/33	2	$1,517
Series 2003-09, Class 2A1
4.238%(cc)	02/25/34	15	13,178
Series 2004-02, Class 22A
4.083%(cc)	05/25/34	3	2,708
Series 2004-10, Class 13A1
3.957%(cc)	01/25/35	16	14,243
Series 2004-10, Class 22A1
4.962%(cc)	01/25/35	11	9,327
Series 2005-01, Class 2A1
4.147%(cc)	03/25/35	11	10,261
Bear Stearns ALT-A Trust,
Series 2005-07, Class 22A1
3.964%(cc)	09/25/35	73	44,132
Series 2005-09, Class 24A1
3.895%(cc)	11/25/35	42	32,889
Series 2005-10, Class 24A1
4.601%(cc)	01/25/36	60	55,219
Series 2006-02, Class 23A1
4.145%(cc)	03/25/36	88	66,402
Series 2006-04, Class 21A1
3.590%(cc)	08/25/36	82	53,004
Series 2006-05, Class 2A2
3.841%(cc)	08/25/36	137	68,766
Series 2006-06, Class 32A1
3.731%(cc)	11/25/36	211	109,358
Series 2006-08, Class 3A1, 1 Month LIBOR + 0.320% (Cap 10.500%, Floor 0.320%)
5.165%(c)	02/25/34	25	21,933
Bear Stearns Mortgage Funding Trust,
Series 2006-AR05, Class 1A1, 1 Month LIBOR + 0.160% (Cap 10.500%, Floor 0.160%)
5.005%(c)	12/25/46	939	779,602
Bear Stearns Structured Products, Inc. Trust,
Series 2007-R06, Class 1A1
3.947%(cc)	01/26/36	366	260,251
Series 2007-R06, Class 2A1
3.649%(cc)	12/26/46	271	218,395
Chase Mortgage Finance Trust,
Series 2007-A02, Class 7A1
3.774%(cc)	07/25/37	52	38,775
CIM Trust,
Series 2019-INV01, Class A2, 144A, 1 Month LIBOR + 1.000% (Cap 6.500%, Floor 1.000%)
5.617%(c)	02/25/49	189	180,207
Citigroup Mortgage Loan Trust,
Series 2004-HYB02, Class 2A
4.322%(cc)	03/25/34	11	10,170
Series 2005-11, Class A2A, 1 Year US Treasury Yield Curve Rate CMT + 2.400% (Cap 9.844%, Floor 2.400%)
5.410%(c)	10/25/35	164	149,422
Series 2021-INV02, Class A3A, 144A
2.500%(cc)	05/25/51	1,028	832,101
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Residential Mortgage-Backed Securities (continued)
Series 2022-INV01, Class A3B, 144A
3.000%(cc)	11/27/51		2,163	$1,826,316
Citigroup Mortgage Loan Trust, Inc.,
Series 2004-NCM02, Class 1CB1
5.500%	08/25/34		11	10,291
Series 2005-10, Class 1A2A
3.410%(cc)	12/25/35		22	13,175
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2004-22, Class A3
3.786%(cc)	11/25/34		246	218,061
Series 2005-02, Class 1A1, 1 Month LIBOR + 0.640% (Cap 10.500%, Floor 0.640%)
5.485%(c)	03/25/35		196	153,793
Series 2005-HYB06, Class 5A1
2.957%(cc)	10/20/35		2	2,001
Series 2005-HYB09, Class 5A1, 12 Month LIBOR + 1.750% (Cap 11.000%, Floor 1.750%)
6.537%(c)	02/20/36		117	103,851
Series 2007-18, Class 1A1
6.000%	11/25/37		72	40,708
Credit Suisse Mortgage Trust,
Series 2010-18R, Class 4A4, 144A
2.975%(cc)	04/26/38		101	96,773
Series 2021-INV01, Class A3, 144A
2.500%(cc)	07/25/56		671	542,800
Series 2021-INV02, Class A3, 144A
3.000%(cc)	11/25/56		2,514	2,122,901
Credit Suisse Mortgage-Backed Trust,
Series 2007-03, Class 1A6A
5.579%(cc)	04/25/37		156	41,341
Deutsche Alt-A Securities Mortgage Loan Trust,
Series 2007-AR02, Class A1, 1 Month LIBOR + 0.300% (Cap 10.500%, Floor 0.300%)
5.145%(c)	03/25/37		610	559,126
Deutsche Alt-B Securities Mortgage Loan Trust,
Series 2006-AB04, Class A1B1, 1 Month LIBOR + 0.100% (Cap 9.000%, Floor 0.100%)
4.945%(c)	10/25/36		3	2,606
Series 2006-AB04, Class A6A2
6.386%	10/25/36		23	20,771
EuroMASTR PLC (United Kingdom),
Series 2007-01V, Class A2, 3 Month GBP LIBOR + 0.200% (Cap N/A, Floor 0.000%)
4.445%(c)	06/15/40	GBP	586	661,288
Eurosail-UK PLC (United Kingdom),
Series 2007-03X, Class A3A, SONIA + 1.069% (Cap N/A, Floor 0.000%)
5.221%(c)	06/13/45	GBP	201	243,187
Series 2007-03X, Class A3C, SONIA + 1.069% (Cap N/A, Floor 0.000%)
5.221%(c)	06/13/45	GBP	67	81,049
Fannie Mae REMIC,
Series 2006-118, Class A2, 1 Month LIBOR + 0.060% (Cap N/A, Floor 0.060%)
5.071%(c)	12/25/36		15	14,792
Series 2015-87, Class BF, 1 Month LIBOR + 0.300% (Cap 6.000%, Floor 0.300%)
5.145%(c)	12/25/45		695	674,501

A20

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Residential Mortgage-Backed Securities (continued)
Fingal Securities RMBS DAC (Ireland),
Series 01, Class A, 3 Month EURIBOR + 1.000% (Cap N/A, Floor 0.000%)
3.468%(c)	07/28/55	EUR	966	$1,046,895
First Horizon Mortgage Pass-Through Trust,
Series 2007-AR01, Class 1A1
3.673%(cc)	05/25/37		107	45,038
Freddie Mac Reference REMIC,
Series R006, Class ZA
6.000%	04/15/36		40	42,742
Freddie Mac REMIC,
Series 4779, Class WF, 1 Month LIBOR + 0.350% (Cap N/A, Floor 0.000%)
3.806%(c)	07/15/44		329	321,609
Freddie Mac Strips,
Series 278, Class F1, 1 Month LIBOR + 0.450% (Cap 6.500%, Floor 0.450%)
5.134%(c)	09/15/42		162	158,091
Government National Mortgage Assoc.,
Series 2014-H01, Class FD, 1 Month LIBOR + 0.650% (Cap 11.000%, Floor 0.650%)
5.216%(c)	01/20/64		521	520,007
Series 2014-H14, Class DF, 1 Month LIBOR + 0.500% (Cap 11.000%, Floor 0.500%)
5.066%(c)	07/20/64		760	756,324
Series 2015-H30, Class FA, 1 Month LIBOR + 0.680% (Cap N/A, Floor 0.680%)
5.246%(c)	08/20/61		6	5,529
Series 2016-H02, Class FH, 1 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)
5.566%(c)	01/20/66		1,278	1,267,425
Series 2017-121, Class PE
3.000%	07/20/46		15	14,304
Series 2017-133, Class EC
3.000%	05/20/47		9	8,306
Series 2017-H10, Class FB, 12 Month LIBOR + 0.750% (Cap 7.500%, Floor 0.750%)
1.968%(c)	04/20/67		3,725	3,720,415
Series 2018-H15, Class FG, 12 Month LIBOR + 0.150% (Cap 7.500%, Floor 0.150%)
3.858%(c)	08/20/68		715	695,157
Series 2022-H22, Class F, 30 Day Average SOFR + 0.900% (Cap N/A, Floor 0.900%)
5.459%(c)	10/20/72		1,209	1,202,403
Great Hall Mortgages No. 1 PLC (United Kingdom),
Series 2006-01, Class A2A, SONIA + 0.269% (Cap N/A, Floor 0.000%)
4.440%(c)	06/18/38	GBP	7	8,597
Series 2007-01, Class A2A, SONIA + 0.249% (Cap N/A, Floor 0.000%)
4.420%(c)	03/18/39	GBP	15	18,479
GreenPoint MTA Trust,
Series 2005-AR03, Class 1A1, 1 Month LIBOR + 0.480% (Cap 10.500%, Floor 0.480%)
5.325%(c)	08/25/45		622	464,642
GS Mortgage-Backed Securities Trust,
Series 2021-GR02, Class A2, 144A
2.500%(cc)	02/25/52		864	699,403
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 2021-GR03, Class A2, 144A
2.500%(cc)	04/25/52	619	$498,615
Series 2021-INV01, Class A2, 144A
2.500%(cc)	12/25/51	1,483	1,199,917
Series 2022-GR02, Class A2, 144A
3.000%(cc)	08/26/52	2,142	1,809,272
Series 2022-MM01, Class A2, 144A
2.500%(cc)	07/25/52	1,363	1,097,742
GSR Mortgage Loan Trust,
Series 2003-01, Class A2, 1 Year US Treasury Yield Curve Rate CMT + 1.750% (Cap N/A, Floor 1.750%)
6.780%(c)	03/25/33	1	890
Series 2005-AR01, Class 1A1
4.367%(cc)	01/25/35	3	2,892
Series 2005-AR02, Class 2A1
3.918%(cc)	04/25/35	53	46,795
Series 2005-AR03, Class 6A1
3.591%(cc)	05/25/35	75	60,550
Series 2006-AR01, Class 2A1
3.895%(cc)	01/25/36	31	29,384
HarborView Mortgage Loan Trust,
Series 2004-01, Class 2A
4.499%(cc)	04/19/34	25	22,559
Series 2005-04, Class 3A1
3.305%(cc)	07/19/35	13	9,407
Series 2005-09, Class 2A1A, 1 Month LIBOR + 0.680% (Cap 11.000%, Floor 0.680%)
5.441%(c)	06/20/35	830	724,940
Series 2005-09, Class B1, 1 Month LIBOR + 0.900% (Cap N/A, Floor 0.900%)
5.661%(c)	06/20/35	439	379,645
Series 2005-10, Class 2A1A, 1 Month LIBOR + 0.620% (Cap 11.000%, Floor 0.620%)
5.381%(c)	11/19/35	118	88,110
IndyMac INDA Mortgage Loan Trust,
Series 2005-AR01, Class 2A1
3.700%(cc)	11/25/35	2	2,361
Series 2007-AR01, Class 1A2
3.551%(cc)	03/25/37	310	247,657
IndyMac INDX Mortgage Loan Trust,
Series 2004-AR10, Class 1A1, 1 Month LIBOR + 0.840% (Cap N/A, Floor 0.840%)
5.685%(c)	05/25/34	270	234,040
Series 2005-AR12, Class 2A1A, 1 Month LIBOR + 0.480% (Cap 11.000%, Floor 0.480%)
5.325%(c)	07/25/35	1,248	1,137,452
Series 2005-AR18, Class 2A1A, 1 Month LIBOR + 0.620% (Cap 10.500%, Floor 0.620%)
5.465%(c)	10/25/36	788	421,565
Series 2006-AR12, Class A1, 1 Month LIBOR + 0.380% (Cap N/A, Floor 0.380%)
5.225%(c)	09/25/46	122	100,827
JPMorgan Mortgage Trust,
Series 2003-A02, Class 3A1
3.202%(cc)	11/25/33	2	1,905

A21

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Residential Mortgage-Backed Securities (continued)
Series 2005-A02, Class 7CB1
3.799%(cc)	04/25/35		1	$1,327
Series 2005-A06, Class 2A1
4.207%(cc)	08/25/35		6	5,808
Series 2005-ALT01, Class 3A1
3.547%(cc)	10/25/35		30	22,673
Series 2006-A01, Class 3A2
3.915%(cc)	02/25/36		12	8,534
Series 2006-A07, Class 2A2
3.886%(cc)	01/25/37		327	236,328
Series 2007-A01, Class 1A1
4.183%(cc)	07/25/35		4	3,328
Series 2007-S03, Class 1A90
7.000%	08/25/37		147	79,592
Series 2021-INV04, Class A2, 144A
3.000%(cc)	01/25/52		3,992	3,371,647
Series 2021-INV05, Class A2, 144A
3.000%(cc)	12/25/51		1,730	1,461,165
Series 2021-INV08, Class A2, 144A
3.000%(cc)	05/25/52		5,922	5,001,095
Series 2022-INV01, Class A3, 144A
3.000%(cc)	03/25/52		3,465	2,939,395
Lehman XS Trust,
Series 2007-12N, Class 2A1, 1 Month LIBOR + 0.360% (Cap N/A, Floor 0.360%)
5.205%(c)	07/25/37		701	620,982
Ludgate Funding PLC (United Kingdom),
Series 2007-01, Class A2B, 3 Month EURIBOR + 0.160% (Cap N/A, Floor 0.000%)
2.292%(c)	01/01/61	EUR	1,972	2,040,286
Mansard Mortgages PLC (United Kingdom),
Series 2007-02X, Class A1, SONIA + 0.769% (Cap N/A, Floor 0.000%)
4.926%(c)	12/15/49	GBP	800	959,813
MASTR Adjustable Rate Mortgages Trust,
Series 2003-06, Class 2A1
2.919%(cc)	12/25/33		11	10,031
Merrill Lynch Mortgage Investors Trust,
Series 2003-A02, Class 1A1
3.955%(cc)	02/25/33		14	12,891
Series 2005-A08, Class M1, 1 Month LIBOR + 0.690% (Cap N/A, Floor 0.690%)
5.535%(c)	08/25/36		2,400	2,194,655
Morgan Stanley Mortgage Loan Trust,
Series 2006-08AR, Class 5A4
5.008%(cc)	06/25/36		26	24,454
New Residential Mortgage Loan Trust,
Series 2018-03A, Class A1, 144A
4.500%(cc)	05/25/58		150	140,758
Series 2019-RPL03, Class A1, 144A
2.750%(cc)	07/25/59		3,320	3,092,268
Series 2020-RPL01, Class A1, 144A
2.750%(cc)	11/25/59		1,250	1,167,957
Newgate Funding PLC (United Kingdom),
Series 2006-01, Class MB, 3 Month EURIBOR + 0.230% (Cap N/A, Floor 0.000%)
2.946%(c)	12/01/50	EUR	347	347,648
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Residential Mortgage-Backed Securities (continued)
Series 2007-01X, Class A3, 3 Month GBP LIBOR + 0.160% (Cap N/A, Floor 0.000%)
4.494%(c)	12/01/50	GBP	2,004	$2,321,593
Series 2007-03X, Class A2B, 3 Month EURIBOR + 0.600% (Cap N/A, Floor 0.000%)
3.557%(c)	12/15/50	EUR	1,238	1,287,284
Series 2007-03X, Class A3, 3 Month GBP LIBOR + 1.000% (Cap N/A, Floor 0.000%)
5.245%(c)	12/15/50	GBP	634	732,568
Series 2007-03X, Class BA, 3 Month GBP LIBOR + 1.250% (Cap N/A, Floor 0.000%)
5.495%(c)	12/15/50	GBP	159	178,152
OBX Trust,
Series 2018-01, Class A2, 144A, 1 Month LIBOR + 0.650% (Cap N/A, Floor 0.000%)
5.495%(c)	06/25/57		57	52,664
Reperforming Loan REMIC Trust,
Series 2004-R02, Class 1AF2, 144A, 1 Month LIBOR + 0.420% (Cap 8.500%, Floor 0.420%)
5.082%(c)	11/25/34		449	420,486
Series 2006-R01, Class AF1, 144A, 1 Month LIBOR + 0.340% (Cap 9.500%, Floor 0.340%)
5.185%(c)	01/25/36		519	457,234
Residential Accredit Loans Trust,
Series 2005-QS13, Class 2A3
5.750%	09/25/35		37	31,679
Series 2006-QO06, Class A1, 1 Month LIBOR + 0.360% (Cap N/A, Floor 0.360%)
5.205%(c)	06/25/46		462	103,280
Series 2006-QS06, Class 1A1
6.000%	06/25/36		375	305,430
Series 2007-QH08, Class A
3.677%(cc)	10/25/37		299	252,893
Series 2007-QO02, Class A1, 1 Month LIBOR + 0.150% (Cap N/A, Floor 0.150%)
4.995%(c)	02/25/47		1,152	418,765
Series 2007-QS03, Class A3
6.250%	02/25/37		1,414	1,153,409
Residential Asset Securitization Trust,
Series 2005-A04, Class A1, 1 Month LIBOR + 0.450% (Cap 5.500%, Floor 0.450%)
5.295%(c)	04/25/35		151	81,984
Residential Mortgage Securities PLC (United Kingdom),
Series 32A, Class A, 144A, SONIA + 1.250% (Cap N/A, Floor 0.000%)
5.421%(c)	06/20/70	GBP	1,866	2,299,298
RESIMAC Bastille Trust (Australia),
Series 2018-01NCA, Class A1, 144A, 1 Month LIBOR + 0.850% (Cap N/A, Floor 0.000%)
5.551%(c)	12/05/59		9	8,732
Series 2019-01NCA, Class A1, 144A, 1 Month LIBOR + 0.930% (Cap N/A, Floor 0.000%)
5.631%(c)	09/05/57		206	204,998
Resloc UK PLC (United Kingdom),
Series 2007-01X, Class A3B, SONIA + 0.279% (Cap N/A, Floor 0.000%)
4.436%(c)	12/15/43	GBP	867	1,018,034

A22

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Residential Mortgage-Backed Securities (continued)
Series 2007-01X, Class M1B, SONIA + 0.339% (Cap N/A, Floor 0.000%)
4.496%(c)	12/15/43	GBP	420	$477,762
RFMSI Trust,
Series 2005-SA04, Class 1A21
4.148%(cc)	09/25/35		139	84,913
Series 2006-SA01, Class 2A1
5.359%(cc)	02/25/36		20	16,352
Ripon Mortgages PLC (United Kingdom),
Series 1RA, Class A, 144A, SONIA + 0.700% (Cap N/A, Floor 0.000%)
4.815%(c)	08/28/56	GBP	4,909	6,003,377
RMAC Securities No. 1 PLC (United Kingdom),
Series 2006-NS03X, Class A2A, SONIA + 0.269% (Cap N/A, Floor 0.000%)
4.420%(c)	06/12/44	GBP	1,327	1,562,998
Sequoia Mortgage Trust,
Series 2007-03, Class 1A1, 1 Month LIBOR + 0.400% (Cap 11.500%, Floor 0.400%)
5.161%(c)	07/20/36		28	23,138
Stratton Mortgage Funding (United Kingdom),
Series 2021-02A, Class A, 144A, SONIA + 0.900% (Cap N/A, Floor 0.000%)
4.793%(c)	07/20/60	GBP	2,426	2,984,034
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-01, Class 4A1
5.193%(cc)	02/25/34		32	28,991
Series 2005-18, Class 6A1
4.450%(cc)	09/25/35		63	54,538
Structured Asset Mortgage Investments II Trust,
Series 2004-AR05, Class 1A1, 1 Month LIBOR + 0.660% (Cap 11.000%, Floor 0.660%)
5.421%(c)	10/19/34		2	2,148
Series 2005-AR05, Class A2, 1 Month LIBOR + 0.500% (Cap 11.000%, Floor 0.500%)
5.261%(c)	07/19/35		30	28,048
Series 2006-AR03, Class 12A1, 1 Month LIBOR + 0.440% (Cap 10.500%, Floor 0.440%)
5.285%(c)	05/25/36		67	50,298
Series 2006-AR07, Class A10, 1 Month LIBOR + 0.400% (Cap 11.500%, Floor 0.400%)
5.245%(c)	08/25/36		196	200,646
Series 2006-AR07, Class A1BG, 1 Month LIBOR + 0.120% (Cap 10.500%, Floor 0.120%)
4.965%(c)	08/25/36		861	715,913
Series 2007-AR04, Class A3, 1 Month LIBOR + 0.220% (Cap 11.500%, Floor 0.220%)
5.065%(c)	09/25/47		204	162,626
Structured Asset Securities Corp.,
Series 2006-RF01, Class 1A, 144A, 1 Month LIBOR + 0.280% (Cap N/A, Floor 0.280%)
5.125%(c)	01/25/36		352	280,377
Structured Asset Securities Corp. Mortgage Loan Trust,
Series 2006-RF04, Class 1A1, 144A, 1 Month LIBOR + 0.290% (Cap N/A, Floor 0.290%)
5.135%(c)	10/25/36		718	615,524
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Residential Mortgage-Backed Securities (continued)
TBW Mortgage-Backed Trust,
Series 2006-04, Class A6
6.470%	09/25/36		284	$9,341
Thornburg Mortgage Securities Trust,
Series 2007-03, Class 2A1, 12 Month LIBOR + 1.250% (Cap 10.500%, Floor 1.250%)
6.357%(c)	06/25/47		27	24,550
Towd Point Mortgage Funding (United Kingdom),
Series 2019-A13A, Class A1, 144A, SONIA + 1.350% (Cap N/A, Floor 0.000%)
5.243%(c)	07/20/45	GBP	4,656	5,703,092
Series 2019-V2A, Class A, 144A, SONIA + 1.800% (Cap N/A, Floor 0.000%)
5.893%(c)	02/20/54	GBP	942	1,160,516
Towd Point Mortgage Funding PLC (United Kingdom),
Series 2019-GR4A, Class A1, 144A, SONIA + 1.144% (Cap N/A, Floor 0.000%)
5.037%(c)	10/20/51	GBP	2,272	2,801,900
Towd Point Mortgage Trust,
Series 2019-04, Class A1, 144A
2.900%(cc)	10/25/59		4,689	4,369,969
Series 2019-HY02, Class A1, 144A, 1 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)
5.845%(c)	05/25/58		1,288	1,271,547
Series 2020-01, Class A1, 144A
2.710%(cc)	01/25/60		1,090	1,013,258
Series 2020-02, Class A1A, 144A
1.636%(cc)	04/25/60		1,288	1,131,443
UWM Mortgage Trust,
Series 2021-INV04, Class A3, 144A
2.500%(cc)	12/25/51		1,733	1,402,599
Washington Mutual Mortgage Pass-Through Certificates Trust,
Series 2002-AR17, Class 1A, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 1.200% (Cap N/A, Floor 1.200%)
4.338%(c)	11/25/42		—(r)	380
Series 2005-02, Class 1A3, 1 Month LIBOR + 0.450% (Cap 5.500%, Floor 0.450%)
5.295%(c)	04/25/35		287	231,971
Series 2005-AR10, Class 3A1
2.806%(cc)	08/25/35		1	797
Series 2005-AR14, Class 1A2
3.914%(cc)	12/25/35		1,370	1,249,708
Series 2005-AR16, Class 1A3
3.857%(cc)	12/25/35		162	142,730
Series 2006-01, Class 2CB2
7.000%	02/25/36		846	649,587
Series 2006-AR02, Class 2A1
3.651%(cc)	03/25/36		93	79,161
Series 2006-AR05, Class 3A, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 0.940% (Cap N/A, Floor 0.940%)
4.078%(c)	07/25/46		25	14,938
Series 2006-AR05, Class A12A, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 0.980% (Cap N/A, Floor 0.980%)
4.118%(c)	06/25/46		15	13,390

A23

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Residential Mortgage-Backed Securities (continued)
Series 2006-AR07, Class 3A, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 1.048% (Cap N/A, Floor 1.500%)
4.186%(c)	07/25/46		132	$105,071
Series 2006-AR10, Class 1A2
3.754%(cc)	09/25/36		20	16,904
Series 2006-AR13, Class 2A, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 1.500% (Cap N/A, Floor 1.500%)
4.638%(c)	10/25/46		9	7,660
Series 2006-AR14, Class 1A3
3.342%(cc)	11/25/36		1,420	1,175,294
Series 2006-AR15, Class 2A, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 1.500% (Cap N/A, Floor 1.500%)
4.638%(c)	11/25/46		41	34,886
Series 2006-AR19, Class 1A1A, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 0.730% (Cap N/A, Floor 0.730%)
3.868%(c)	01/25/47		46	41,178
Series 2007-OA03, Class 2A, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 0.750% (Cap N/A, Floor 0.750%)
3.888%(c)	02/25/47		271	226,854

Total Residential Mortgage-Backed Securities (cost $122,553,995)				108,413,088
Sovereign Bonds — 3.7%
Argentine Republic Government International Bond (Argentina),
Sr. Unsec’d. Notes
0.500%(cc)	07/09/30		6,930	1,992,375
3.500%(cc)	07/09/41		8,170	2,275,345
Australia Government Bond (Australia),
Bonds, Series 155
2.500%	05/21/30	AUD	1,700	1,087,013
Bonds, Series 158
1.250%	05/21/32	AUD	400	224,742
Bonds, Series 163
1.000%	11/21/31	AUD	1,700	943,091
Sr. Unsec’d. Notes, Series 140
4.500%	04/21/33	AUD	1,700	1,251,990
Sr. Unsec’d. Notes, Series 162
1.750%	06/21/51	AUD	350	150,762
Sr. Unsec’d. Notes, Series 25CI
3.000%	09/20/25	AUD	3,120	3,114,394
Sr. Unsec’d. Notes, Series 27CI
0.750%	11/21/27	AUD	7,800	6,158,045
Autonomous Community of Catalonia (Spain),
Sr. Unsec’d. Notes
4.220%	04/26/35	EUR	400	432,021
Bulgaria Government International Bond (Bulgaria),
Sr. Unsec’d. Notes, 144A
4.500%	01/27/33	EUR	3,300	3,498,326
Canadian Government Real Return Bond (Canada),
Bonds, Series CPI
4.250%	12/01/26	CAD	2,102	1,731,521
Chile Government International Bond (Chile),
Sr. Unsec’d. Notes
2.750%	01/31/27(a)		1,500	1,411,219
3.500%	01/31/34		400	355,716
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
4.000%	01/31/52(a)		1,200	$978,005
China Government Bond (China),
Bonds, Series INBK
2.440%	10/15/27	CNH	81,620	11,767,302
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
5.625%	02/26/44		1,800	1,359,900
7.500%	02/02/34		3,100	3,042,650
Deutsche Bundesrepublik Inflation Linked Bond (Germany),
Bonds, Series I/L
0.100%	04/15/23	EUR	992	1,077,603
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes
6.400%	06/05/49		2,000	1,664,125
Sr. Unsec’d. Notes, 144A
5.300%	01/21/41		200	155,663
5.500%	02/22/29		5,100	4,788,581
5.875%	01/30/60		1,000	758,937
Ecuador Government International Bond (Ecuador),
Sr. Unsec’d. Notes, 144A
6.608%(s)	07/31/30		223	66,165
1.500%(cc)	07/31/40		748	223,605
2.500%(cc)	07/31/35		1,781	589,243
5.500%(cc)	07/31/30		416	192,478
Egypt Government International Bond (Egypt),
Sr. Unsec’d. Notes, EMTN
5.625%	04/16/30	EUR	2,700	1,745,543
Sr. Unsec’d. Notes, MTN
7.500%	01/31/27(a)		2,000	1,532,875
El Salvador Government International Bond (El Salvador),
Sr. Unsec’d. Notes
6.375%	01/18/27		1,300	711,750
French Republic Government Bond OAT (France),
Bonds
0.750%	05/25/52	EUR	9,500	5,628,377
Bonds, 144A
0.500%	05/25/72	EUR	800	338,727
Bonds, Series OATe
0.250%	07/25/24	EUR	6,811	7,494,660
Bonds, Series OATe, 144A
0.100%	03/01/26	EUR	6,847	7,472,897
0.100%	07/25/31	EUR	1,029	1,109,289
0.100%	07/25/38	EUR	2,581	2,621,065
Unsec’d. Notes, 144A
1.500%	05/25/50	EUR	500	377,968
Ghana Government International Bond (Ghana),
Sr. Unsec’d. Notes
7.625%	05/16/29(d)		2,800	963,025
Guatemala Government Bond (Guatemala),
Sr. Unsec’d. Notes
4.500%	05/03/26		200	194,600
4.875%	02/13/28		400	387,200
6.125%	06/01/50		500	471,656
Hellenic Republic Government International Bond (Greece),
Sr. Unsec’d. Notes
5.200%	07/17/34	EUR	330	368,290

A24

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes
5.250%	06/16/29		2,800	$2,740,500
6.250%	09/22/32		2,200	2,241,250
6.750%	09/25/52		900	929,250
Sr. Unsec’d. Notes, 144A
6.250%	09/22/32		1,300	1,324,375
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes, EMTN
4.750%	07/18/47		700	652,827
Israel Government Bond (Israel),
Bonds, Series 0327
2.000%	03/31/27	ILS	5,400	1,401,994
Israel Government International Bond (Israel),
Sr. Unsec’d. Notes
4.500%	01/17/33		400	397,200
Italy Buoni Poliennali Del Tesoro (Italy),
Sr. Unsec’d. Notes, Series CPI, 144A
0.400%	05/15/30	EUR	1,391	1,389,136
2.350%	09/15/24	EUR	9,386	10,558,859
Sr. Unsec’d. Notes, Series ICPI, 144A
1.400%	05/26/25	EUR	22,106	23,807,845
Ivory Coast Government International Bond (Ivory Coast),
Sr. Unsec’d. Notes
4.875%	01/30/32	EUR	1,400	1,153,908
5.250%	03/22/30	EUR	400	354,632
5.875%	10/17/31	EUR	1,600	1,414,188
Sr. Unsec’d. Notes, 144A
4.875%	01/30/32	EUR	1,500	1,236,330
Kazakhstan Government International Bond (Kazakhstan),
Sr. Unsec’d. Notes, 144A, MTN
6.500%	07/21/45		1,400	1,451,012
Sr. Unsec’d. Notes, EMTN
2.375%	11/09/28	EUR	1,500	1,464,888
KSA Sukuk Ltd. (Saudi Arabia),
Sr. Unsec’d. Notes, 144A
5.268%	10/25/28		500	520,000
Malaysia Government Investment Issue (Malaysia),
Bonds, Series 0719
3.151%	05/15/23	MYR	400	90,707
Mexican Bonos (Mexico),
Bonds, Series M
7.750%	05/29/31	MXN	10,752	559,182
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
3.750%	04/19/71		200	133,038
Sr. Unsec’d. Notes, GMTN
5.750%	10/12/2110		4,700	4,198,569
New Zealand Government Bond (New Zealand),
Bonds, Series 0531
1.500%	05/15/31	NZD	1,300	661,686
New Zealand Government Inflation Linked Bond (New Zealand),
Bonds, Series 0925
2.000%	09/20/25	NZD	3,900	3,099,354
Bonds, Series 0935
2.500%	09/20/35	NZD	1,700	1,334,386
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Nigeria Government International Bond (Nigeria),
Sr. Unsec’d. Notes
7.625%	11/21/25		1,100	$995,500
7.875%	02/16/32		1,000	750,000
8.747%	01/21/31		1,000	800,000
Sr. Unsec’d. Notes, EMTN
6.500%	11/28/27		1,300	1,056,250
Oman Government International Bond (Oman),
Sr. Unsec’d. Notes
7.000%	01/25/51		1,400	1,362,637
Sr. Unsec’d. Notes, 144A
7.000%	01/25/51		1,000	973,312
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes
4.500%	04/01/56		2,800	2,077,775
Paraguay Government International Bond (Paraguay),
Sr. Unsec’d. Notes
4.950%	04/28/31		1,400	1,349,075
5.400%	03/30/50		1,100	942,769
Peru Government Bond (Peru),
Sr. Unsec’d. Notes
6.150%	08/12/32	PEN	1,600	388,828
Peruvian Government International Bond (Peru),
Bonds
8.200%	08/12/26	PEN	4,100	1,140,179
Sr. Unsec’d. Notes
2.780%	12/01/60		300	178,275
3.000%	01/15/34(a)		3,100	2,521,269
Sr. Unsec’d. Notes, 144A
6.150%	08/12/32	PEN	1,900	461,733
6.350%	08/12/28	PEN	3,900	1,010,126
Philippine Government International Bond (Philippines),
Sr. Unsec’d. Notes
3.700%	03/01/41		1,300	1,079,143
Qatar Government International Bond (Qatar),
Sr. Unsec’d. Notes
3.875%	04/23/23		300	299,550
Republic of Azerbaijan International Bond (Azerbaijan),
Sr. Unsec’d. Notes
4.750%	03/18/24		886	872,876
Republic of Italy Government International Bond (Italy),
Sr. Unsec’d. Notes, EMTN
6.000%	08/04/28	GBP	1,300	1,644,221
Republic of Poland Government International Bond (Poland),
Bonds
4.875%	10/04/33		600	597,438
5.500%	04/04/53		500	504,375
Sr. Unsec’d. Notes, EMTN
3.875%	02/14/33	EUR	3,400	3,595,781
4.250%	02/14/43	EUR	1,000	1,051,672
Republic of South Africa Government International Bond (South Africa),
Sr. Unsec’d. Notes
3.750%	07/24/26	EUR	1,000	1,028,919
4.850%	09/27/27(a)		900	852,750
5.750%	09/30/49		2,000	1,465,000
5.875%	09/16/25		600	598,613
5.875%	04/20/32		700	634,375

A25

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, 144A
2.000%	04/14/33	EUR	100	$74,153
Sr. Unsec’d. Notes, 144A, MTN
6.625%	09/27/29	EUR	3,100	3,416,582
Sr. Unsec’d. Notes, EMTN
2.000%	01/28/32	EUR	500	383,642
2.124%	07/16/31	EUR	4,400	3,477,449
Unsec’d. Notes, 144A
2.625%	12/02/40	EUR	300	187,890
Unsec’d. Notes, 144A, MTN
1.375%	12/02/29	EUR	720	582,702
1.750%	07/13/30	EUR	800	637,686
2.875%	04/13/42	EUR	1,100	696,969
Russian Foreign Bond - Eurobond (Russia),
Sr. Unsec’d. Notes
2.650%	05/27/36(d)	EUR	1,100	59,648
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes, 144A, MTN
4.750%	01/18/28		1,800	1,821,600
4.875%	07/18/33		2,400	2,418,450
5.000%	01/18/53		3,400	3,157,325
Sr. Unsec’d. Notes, EMTN
3.250%	10/22/30		400	367,325
4.500%	10/26/46		3,600	3,159,675
Serbia International Bond (Serbia),
Sr. Unsec’d. Notes, 144A
1.650%	03/03/33	EUR	1,000	712,245
3.125%	05/15/27	EUR	600	585,549
Sr. Unsec’d. Notes, 144A, MTN
1.000%	09/23/28	EUR	2,700	2,255,085
Spain Government Bond (Spain),
Sr. Unsec’d. Notes, 144A
1.450%	10/31/71	EUR	1,000	525,856
3.450%	07/30/66	EUR	3,400	3,374,382
Spain Government International Bond (Spain),
Sr. Unsec’d. Notes, EMTN
5.250%	04/06/29	GBP	200	254,331
State of Israel (Israel),
Sr. Unsec’d. Notes
3.800%	05/13/60		2,300	1,777,900
Tokyo Metropolitan Government (Japan),
Sr. Unsec’d. Notes, 144A
0.750%	07/16/25		3,400	3,120,187
Tunisian Republic (Tunisia),
Sr. Unsec’d. Notes
5.625%	02/17/24	EUR	200	158,608
Turkey Government International Bond (Turkey),
Sr. Unsec’d. Notes
5.750%	05/11/47		1,900	1,341,875
6.000%	01/14/41		2,300	1,725,000
Ukraine Government International Bond (Ukraine),
Sr. Unsec’d. Notes
4.375%	01/27/32(d)	EUR	1,000	184,365
7.375%	09/25/34(d)		1,600	273,600
7.750%	09/01/25(d)		6,100	1,213,519
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
United Kingdom Gilt (United Kingdom),
Bonds
0.625%	10/22/50	GBP	2,800	$1,583,627
1.250%	07/31/51	GBP	3,100	2,128,795
1.750%	01/22/49	GBP	1,200	972,378
Unsec’d. Notes
1.500%	07/31/53	GBP	560	403,567
United Kingdom Inflation-Linked Gilt (United Kingdom),
Bonds, Series 3MO
0.125%	03/22/51	GBP	233	265,696
Uruguay Government International Bond (Uruguay),
Sr. Unsec’d. Notes
5.100%	06/18/50		1,900	1,905,700
Venezuela Government International Bond (Venezuela),
Sr. Unsec’d. Notes
8.250%	10/13/24(d)		800	86,400

Total Sovereign Bonds (cost $272,998,969)				221,346,057
U.S. Government Agency Obligations — 2.5%
Federal Home Loan Mortgage Corp.
2.000%	03/01/52		388	321,038
2.000%	03/01/52		669	553,931
2.500%	02/01/51		710	613,131
Federal National Mortgage Assoc.
2.000%	02/01/52		282	233,709
2.000%	02/01/52		570	471,311
2.000%	03/01/52		192	158,718
2.000%	03/01/52		771	638,250
2.000%	03/01/52		1,233	1,020,053
2.500%	TBA		4,000	3,451,251
3.000%	TBA		10,750	9,645,540
3.000%	10/01/49		1,838	1,665,165
3.000%	05/01/51		79	71,322
3.500%	TBA		9,200	8,548,453
3.500%	10/01/34		192	186,143
3.500%	05/01/49		274	258,762
3.500%	02/01/50		463	434,913
3.500%	01/01/59		1,028	964,272
4.000%	TBA		36,950	35,339,352
4.500%	TBA		7,800	7,644,235
4.500%	TBA		36,200	35,468,608
5.000%	TBA		13,100	13,063,668
5.500%	TBA		16,400	16,560,476
6.000%	TBA		4,900	4,998,191
6.500%	TBA		7,800	8,042,531
Federal National Mortgage Assoc., Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 1.200% (Cap 10.578%, Floor 1.200%)
3.993%(c)	11/01/42		8	8,190
Federal National Mortgage Assoc., Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 1.200% (Cap 8.497%, Floor 1.200%)
3.993%(c)	03/01/44		12	11,756

Total U.S. Government Agency Obligations (cost $150,170,205)				150,372,969

A26

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Treasury Obligations — 10.1%
U.S. Treasury Bonds
1.625%	11/15/50(h)	900	$577,547
1.750%	08/15/41	2,737	1,981,331
1.875%	02/15/41(h)(kk)	1,900	1,421,437
2.000%	11/15/41	6,010	4,533,794
2.250%	05/15/41(h)(k)	27,115	21,535,241
2.375%	02/15/42(a)	20,505	16,484,098
2.875%	05/15/52(h)	400	342,312
3.250%	05/15/42	2,100	1,937,578
3.375%	08/15/42	2,060	1,934,791
4.000%	11/15/52	200	212,344
U.S. Treasury Inflation Indexed Bonds, TIPS
0.125%	07/15/24	29,735	29,146,266
0.125%	10/15/24	3,848	3,758,779
0.125%	04/15/25	32,314	31,314,823
0.125%	10/15/25(k)	21,907	21,239,413
0.125%	04/15/26	17,842	17,125,112
0.125%	07/15/26(h)	555	535,067
0.125%	10/15/26	12,372	11,882,186
0.125%	04/15/27	4,450	4,239,100
0.125%	01/15/30	8,663	8,071,463
0.125%	07/15/30	12,952	12,051,095
0.125%	01/15/31	6,999	6,467,917
0.125%	07/15/31(h)(k)	2,645	2,436,469
0.125%	01/15/32(h)	9,282	8,477,799
0.125%	02/15/51	4,711	3,260,400
0.125%	02/15/52(h)(kk)	4,299	2,978,433
0.250%	01/15/25(h)(k)	6,821	6,657,387
0.250%	07/15/29(h)	3,041	2,881,306
0.250%	02/15/50	8,565	6,205,440
0.375%	07/15/25(k)	5,492	5,373,853
0.375%	01/15/27	13,908	13,407,349
0.375%	07/15/27	10,836	10,466,992
0.500%	01/15/28(h)(k)	45,248	43,698,549
0.625%	01/15/26	9,191	8,989,851
0.625%	07/15/32	15,857	15,147,373
0.625%	02/15/43	4,919	4,141,286
0.750%	07/15/28	3,146	3,085,440
0.750%	02/15/42	9,996	8,710,682
0.750%	02/15/45	10,113	8,588,588
0.875%	01/15/29	32,778	32,197,505
0.875%	02/15/47(h)(kk)	6,073	5,242,112
1.000%	02/15/46	10,480	9,353,250
1.000%	02/15/49	1,308	1,157,071
1.125%	01/15/33	2,410	2,403,546
1.375%	02/15/44	10,334	9,985,596
1.625%	10/15/27	21,814	22,239,389
2.000%	01/15/26(k)	6,885	6,984,219
2.125%	02/15/40	8,679	9,562,495
2.125%	02/15/41	5,478	6,035,962
2.500%	01/15/29(h)(k)	8,223	8,801,892
3.375%	04/15/32(h)(kk)	1,025	1,210,864
3.875%	04/15/29(h)(k)(kk)	8,717	10,040,082
U.S. Treasury Notes
0.750%	01/31/28	37,000	32,320,078
1.125%	02/28/27	101,500	92,127,109
3.500%	02/15/33	500	500,859
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Treasury Obligations(continued)
4.000%	02/29/28	500	$509,102
U.S. Treasury Strips Coupon
1.185%(s)	08/15/40(h)	3,795	1,936,932
2.049%(s)	02/15/39	505	275,600
2.056%(s)	11/15/38	525	289,427
2.387%(s)	05/15/43	1,995	898,919
2.392%(s)	11/15/43	972	428,553
2.419%(s)	05/15/44	3,460	1,493,747
2.421%(s)	11/15/40	375	189,155

Total U.S. Treasury Obligations (cost $634,644,409)			607,482,355

Total Long-Term Investments (cost $5,216,815,429)			5,252,967,231

	Shares
Short-Term Investments — 24.0%
Affiliated Mutual Funds — 14.7%
PGIM Core Ultra Short Bond Fund(wd)	589,318,823	589,318,823
PGIM Institutional Money Market Fund (cost $291,940,805; includes $290,608,139 of cash collateral for securities on loan)(b)(wd)	292,052,876	291,906,850

Total Affiliated Mutual Funds (cost $881,259,628)		881,225,673

Interest Rate	Maturity Date	Principal Amount (000)#
Commercial Paper(n) — 0.4%
Bank Nova Scotia (The)
4.699%	05/04/23	CAD	2,500	1,841,343
4.736%	04/03/23	CAD	2,600	1,923,038
4.752%	04/28/23	CAD	4,200	3,096,035
BAT International Finance PLC
5.957%	05/24/23		850	843,089
6.057%	05/19/23		1,700	1,687,517
Canadian Imperial Bank of Commerce
4.806%	04/17/23	CAD	7,200	5,317,239
Edison International
5.588%	05/11/23		750	745,606
5.595%	05/19/23		1,250	1,241,245
Royal Bank of Canada
4.643%	04/04/23	CAD	2,000	1,479,097
4.751%	04/28/23	CAD	2,300	1,695,618
4.770%	04/18/23	CAD	2,300	1,697,899
Southern California Edison Co.
5.411%	04/10/23		1,600	1,597,675
Toronto-Dominion Bank (The)
4.801%	04/19/23	CAD	3,100	2,288,931

Total Commercial Paper (cost $25,574,110)					25,454,332
Foreign Treasury Obligations(n) — 0.5%
France Treasury Bills BTF
2.852%	06/07/23	EUR	19,300	20,829,867

A27

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Foreign Treasury Obligations(n) (continued)
National Bank of Hungary Bills, Series 7D
18.001%	04/06/23	HUF	2,431,000	$6,922,551

Total Foreign Treasury Obligations (cost $27,252,945)				27,752,418

Repurchase Agreements — 3.2%
BOS 4.920%, dated 03/31/23, due 04/03/23 in the amount of $15,806,478, collateralized by a U.S. Treasury Obligation (coupon rate 3.000%, maturity date 11/15/44) with the aggregate value, including accrued interest, of $15,918,900)	15,800	15,800,000
BOS 4.880%, dated 03/31/23, due 04/04/23 in the amount of $35,319,140, collateralized by a U.S. Treasury Obligation (coupon rate 3.000%, maturity date 02/15/49) with the aggregate value, including accrued interest, of $35,556,172)	35,300	35,300,000
DB 4.920%, dated 03/30/23, due 04/03/23 in the amount of $68,337,337, collateralized by a U.S. Treasury Obligation (coupon rate 4.500%, maturity date 08/15/39) with the aggregate value, including accrued interest, of $69,768,593)	68,300	68,300,000
JPS 4.960%, dated 03/30/23, due 04/03/23 in the amount of $100,055, collateralized by a U.S. Government Agency Obligations (coupon rate 1.250%, maturity date 11/30/26) with the aggregate value, including accrued interest, of $101,253)	100	100,000
JPS 4.880%, dated 03/31/23, due 04/04/23 in the amount of $70,638,281, collateralized by a U.S. Treasury Obligation (coupon rate 1.250%, maturity date 11/30/26) with the aggregate value, including accrued interest, of $71,775,473)	70,600	70,600,000

Total Repurchase Agreements (cost $190,100,000)		190,100,000

Interest Rate	Maturity Date
U.S. Government Agency Obligation — 0.2%
Federal Home Loan Bank, SOFR + 0.040% (Cap N/A, Floor 0.000%)
4.860%(c)	05/04/23	13,600	13,598,345
(cost $13,600,000)
U.S. Treasury Obligations(n) — 4.0%
U.S. Treasury Bills
4.171%	05/09/23(h)	505	502,684
4.489%	04/27/23(k)	168,000	167,483,340
Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
U.S. Treasury Obligations(n) (continued)
4.566%	04/06/23(h)	1,662	$1,661,360
4.675%	08/10/23	30,000	29,497,267
4.712%	06/15/23(h)(k)	42,000	41,605,083

Total U.S. Treasury Obligations (cost $240,722,488)			240,749,734

	Shares
Unaffiliated Fund — 0.2%
Dreyfus Government Cash Management (Institutional Shares)	12,220,254	12,220,254
(cost $12,220,254)
Options Purchased*~ — 0.8%
(cost $68,722,098)		46,851,322

Total Short-Term Investments (cost $1,459,451,523)		1,437,952,078

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN—111.4% (cost $6,676,266,952)		6,690,919,309

Options Written*~ — (0.1)%
(premiums received $2,293,799)	(4,219,269)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN—111.3% (cost $6,673,973,153)	6,686,700,040

Liabilities in excess of other assets(z) — (11.3)%	(678,273,515)

Net Assets — 100.0%	$6,008,426,525

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Renminbi
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol

A28

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
PHP	Philippine Peso
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TWD	New Taiwanese Dollar
USD	US Dollar
ZAR	South African Rand

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A	Annual payment frequency for swaps
ABS	Asset-Backed Security
ADR	American Depositary Receipt
BABs	Build America Bonds
BARC	Barclays Bank PLC
BBR	New Zealand Bank Bill Rate
BBSW	Australian Bank Bill Swap Reference Rate
BNP	BNP Paribas S.A.
BOA	Bank of America, N.A.
BOS	Bank of America Securities, Inc.
bps	Basis Points
BROIS	Brazil Overnight Index Swap
BTP	Buoni del Tesoro Poliennali
CBOE	Chicago Board Options Exchange
CDOR	Canadian Dollar Offered Rate
CDX	Credit Derivative Index
CIBC	Canadian Imperial Bank of Commerce
CITI	Citibank, N.A.
CLO	Collateralized Loan Obligation
CMBX	Commercial Mortgage-Backed Index
CME	Chicago Mercantile Exchange
CMT	Constant Maturity Treasury
CPI	Consumer Price Index
CVA	Certificate Van Aandelen (Bearer)
CVT	Convertible Security
DAC	Designated Activity Company
DB	Deutsche Bank AG
EAFE	Europe, Australasia, Far East
ECX	European Climate Exchange
EMTN	Euro Medium Term Note
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offered Rate
EuroSTR	Euro Short-Term Rate
GDR	Global Depositary Receipt
GMTN	Global Medium Term Note
GSB	Goldman Sachs Bank USA
GSI	Goldman Sachs International
HICP	Harmonised Index of Consumer Prices
HSBC	HSBC Bank PLC
HSBCNA	HSBC Bank USA, N.A.
iBoxx	Bond Market Indices
ICE	Intercontinental Exchange
ING	ING Financial Markets LLC
iTraxx	International Credit Derivative Index
JIBAR	Johannesburg Interbank Agreed Rate
JPM	JPMorgan Chase Bank N.A.
JPS	J.P. Morgan Securities LLC
KLIBOR	Kuala Lumpur Interbank Offered Rate
KWCDC	Korean Won Certificate of Deposit
LIBOR	London Interbank Offered Rate
LME	London Metal Exchange
LP	Limited Partnership
M	Monthly payment frequency for swaps
MASTR	Morgan Stanley Structured Asset Security
MBS	Mortgage-Backed Security
MIBOR	Mumbai Interbank Offered Rate
ML	Merrill Lynch International
MSCI	Morgan Stanley Capital International
MSCS	Morgan Stanley Capital Services LLC
MSI	Morgan Stanley & Co International PLC
MTN	Medium Term Note
NIBOR	Norwegian Interbank Offered Rate
NSA	Non-Seasonally Adjusted
NWM	NatWest Markets PLC
OAT	Obligations Assimilables du Tresor
OTC	Over-the-counter
PIK	Payment-in-Kind
PJSC	Public Joint-Stock Company
PRFC	Preference Shares
PRI	Primary Rate Interface
PRIBOR	Prague Interbank Offered Rate
Q	Quarterly payment frequency for swaps
RBOB	Reformulated Gasoline Blendstock for Oxygen Blending
REITs	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
S	Semiannual payment frequency for swaps
S&P	Standard & Poor’s
SARON	Swiss Average Rate Overnight
SCB	Standard Chartered Bank
SCL	Standard Chartered Bank, London
SGP	Societe Generale Paris
SGX	Singapore Exchange
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Index Average
SORA	Singapore Overnight Rate Average
SPDR	Standard & Poor’s Depositary Receipts
STIBOR	Stockholm Interbank Offered Rate
STRIPs	Separate Trading of Registered Interest and Principal of Securities
T	Swap payment upon termination
TBA	To Be Announced
TD	The Toronto-Dominion Bank
THOR	Thai Overnight Repurchase Rate
TIPS	Treasury Inflation-Protected Securities
TONAR	Tokyo Overnight Average Rate
UAG	UBS AG
UAGS	UBS AG (Stamford)
ULSD	Ultra-Low Sulfur Diesel
USOIS	United States Overnight Index Swap
WTI	West Texas Intermediate
XAMS	Amsterdam Stock Exchange
XNGS	NASDAQ Global Select Exchange

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail. Excludes centrally cleared swaptions.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $253,256 and 0.0% of net assets.

A29

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $287,980,455; cash collateral of $290,608,139 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2023.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of March 31, 2023. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(f)	Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $685,829. The aggregate value of $693,516 is 0.0% of net assets.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(kk)	Represents security, or a portion thereof, segregated as collateral for TBA securities.
(n)	Rate shown reflects yield to maturity at purchased date.
(oo)	Perpetual security. Maturity date represents next call date.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wd)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Forward Commitment Contracts:
U.S. Government Agency Obligations	Interest Rate	Maturity Date	Settlement Date	Principal Amount (000)#	Value
Federal National Mortgage Assoc.	2.000%	TBA	04/13/23	$(74,600)		$(61,668,253)
Federal National Mortgage Assoc.	2.000%	TBA	04/17/23	(12,100)		(10,917,062)
TOTAL FORWARD COMMITMENT CONTRACTS (proceeds receivable $71,829,656)						$(72,585,315)
Options Purchased:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
MSCI EAFE ETF Index (FLEX)	Call	01/07/27	$78.00		18,100		1,810	$15,519,025
Russell 2000 Index (FLEX)	Call	01/07/27	$2,175.00		80		8	1,718,760
S&P 500 Index (FLEX)	Call	01/07/27	$4,700.00		240		24	12,002,823
S&P 500 Index (FLEX)	Call	11/30/27	$4,650.00		240		24	15,315,272
Total Exchange Traded (cost $67,674,129)								$44,555,880

OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
France Government OAT Bond	Put	BNP	05/23/25	97.00		—	EUR	1,600	$633,044
(cost $121,129)

A30

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
5-Year Interest Rate Swap, 04/28/28	Call	GSB	04/26/23	2.20%	2.20%(A)	1 Day SOFR(A)/ 4.870%	8,300	$603
5-Year Interest Rate Swap, 06/02/28	Call	MSCS	05/31/23	2.20%	2.20%(A)	1 Day SOFR(A)/ 4.870%	23,400	18,926
10-Year Interest Rate Swap, 01/16/34	Put	BOA	01/11/24	2.18%	1 Day SOFR(A)/ 4.870%	2.18%(A)	3,000	241,514
30-Year Interest Rate Swap, 11/21/53	Put	DB	11/17/23	2.24%	3 Month LIBOR(Q)/ 5.193%	2.24%(S)	7,600	1,401,355
Total OTC Swaptions (cost $926,840)								$1,662,398
Total Options Purchased (cost $68,722,098)								$46,851,322
Options Written:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
3 Month SOFR Futures	Call	12/15/23	$98.00		12		30	$(3,525)
5 Year U.S. Treasury Notes Futures	Call	04/21/23	$111.50		5		5	(1,055)
10 Year U.S. Treasury Notes Futures	Call	04/21/23	$116.50		5		5	(2,110)
10 Year U.S. Treasury Notes Futures	Call	04/21/23	$118.00		9		9	(1,687)
10 Year U.S. Treasury Notes Futures	Call	04/21/23	$118.00		7		7	(1,312)
10 Year U.S. Treasury Notes Futures	Call	04/21/23	$119.00		18		18	(2,250)
10 Year U.S. Treasury Notes Futures	Call	04/21/23	$119.00		12		12	(1,500)
Brent Crude Oil Futures	Call	05/25/23	$84.00		16		16	(43,360)
Brent Crude Oil Futures	Call	05/25/23	$88.00		4		4	(6,200)
Brent Crude Oil Futures	Call	10/26/23	$90.00		1		1	(4,360)
Gold Futures	Call	07/26/23	$1,830.00		15		2	(277,500)
WTI Crude Oil Futures	Call	04/17/23	$75.00		1		1	(2,700)
WTI Crude Oil Futures	Call	04/17/23	$81.00		3		3	(1,560)
WTI Crude Oil Futures	Call	04/17/23	$83.00		3		3	(840)
WTI Crude Oil Futures	Call	04/17/23	$86.00		2		2	(260)
WTI Crude Oil Futures	Call	04/17/23	$90.00		2		2	(120)
WTI Crude Oil Futures	Call	05/17/23	$77.00		4		4	(14,080)
WTI Crude Oil Futures	Call	05/17/23	$78.00		4		4	(12,240)
WTI Crude Oil Futures	Call	05/17/23	$83.00		1		1	(1,400)
WTI Crude Oil Futures	Call	05/17/23	$88.00		4		4	(2,440)
WTI Crude Oil Futures	Call	06/14/23	$79.00		12		12	(45,120)
WTI Crude Oil Futures	Call	06/14/23	$80.00		16		16	(53,760)
WTI Crude Oil Futures	Call	11/15/23	$85.00		2		2	(8,960)
3 Month SOFR Futures	Put	12/15/23	$96.50		12		30	(34,339)
5 Year U.S. Treasury Notes Futures	Put	04/21/23	$108.50		5		5	(1,328)
10 Year U.S. Treasury Notes Futures	Put	04/21/23	$110.50		5		5	(235)
10 Year U.S. Treasury Notes Futures	Put	04/21/23	$112.00		18		18	(1,968)
10 Year U.S. Treasury Notes Futures	Put	04/21/23	$112.00		12		12	(1,312)
10 Year U.S. Treasury Notes Futures	Put	04/21/23	$112.50		9		9	(1,406)
10 Year U.S. Treasury Notes Futures	Put	04/21/23	$112.50		7		7	(1,094)
Brent Crude Oil Futures	Put	10/26/23	$65.00		1		1	(3,920)
Corn Futures	Put	06/23/23	$600.00		18		90	(10,575)
Gold Futures	Put	05/25/23	$1,800.00		4		—(r)	(920)
Gold Futures	Put	05/25/23	$1,900.00		10		1	(14,100)
Natural Gas	Put	04/25/23	$2.00		5		50	(5,780)
Natural Gas	Put	04/25/23	$2.10		5		50	(7,655)
Natural Gas	Put	04/25/23	$2.25		5		50	(11,300)
Natural Gas	Put	05/25/23	$1.80		12		120	(9,492)
Natural Gas	Put	05/25/23	$2.00		2		20	(2,506)
Natural Gas	Put	05/25/23	$2.30		5		50	(11,570)
Natural Gas	Put	05/25/23	$2.50		5		50	(16,440)
A31

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Options Written (continued):
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
WTI Crude Oil Futures	Put	11/15/23	$60.00		2		2	$(7,700)
Total Exchange Traded (premiums received $473,517)								$(631,979)

OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Inflation Cap Option, Inflation on the CPI Urban Consumer NSA	Call	JPM	05/16/24	4.00%		—		600	$—
Inflation Cap Option, Inflation on the Eurostat Eurozone HICP	Call	GSB	06/22/35	3.00%		—	EUR	2,000	(57,869)
London Gold Market Fixing Ltd. Commodity Index	Call	JPM	10/19/23	$2,000.00		—		2	(10,998)
London Gold Market Fixing Ltd. Commodity Index	Call	JPM	01/04/24	$2,500.00		—		4	(4,273)
London Gold Market Fixing Ltd. Commodity Index	Call	BNP	01/24/24	$2,500.00		—		—(r)	(201)
Total OTC Traded (premiums received $303,202)									$(73,341)

OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
1-Year Interest Rate Swap, 04/11/24	Call	GSB	04/05/23	0.55%	3 Month EURIBOR(Q)/ 3.038%	0.55%(A)	EUR	5,900	$—
1-Year Interest Rate Swap, 04/13/24	Call	BNP	04/11/23	0.55%	3 Month EURIBOR(Q)/ 3.038%	0.55%(A)	EUR	3,100	—
1-Year Interest Rate Swap, 04/13/24	Call	GSB	04/11/23	0.55%	3 Month EURIBOR(Q)/ 3.038%	0.55%(A)	EUR	5,600	—
1-Year Interest Rate Swap, 04/13/24	Call	GSB	04/11/23	0.55%	3 Month EURIBOR(Q)/ 3.038%	0.55%(A)	EUR	4,500	—
1-Year Interest Rate Swap, 04/26/24	Call	GSB	04/24/23	0.70%	3 Month EURIBOR(Q)/ 3.038%	0.70%(A)	EUR	1,900	—
1-Year Interest Rate Swap, 04/28/24	Call	GSB	04/26/23	0.70%	3 Month EURIBOR(Q)/ 3.038%	0.70%(A)	EUR	2,100	—
1-Year Interest Rate Swap, 05/03/24	Call	BNP	04/28/23	0.70%	3 Month EURIBOR(Q)/ 3.038%	0.70%(A)	EUR	1,900	—
1-Year Interest Rate Swap, 05/17/24	Call	GSB	05/15/23	0.55%	3 Month EURIBOR(Q)/ 3.038%	0.55%(A)	EUR	3,200	—
1-Year Interest Rate Swap, 10/13/24	Call	MSCS	10/11/23	2.99%	1 Day SOFR(A)/ 4.870%	2.99%(A)		600	2,863
1-Year Interest Rate Swap, 10/17/24	Call	DB	10/13/23	2.92%	1 Day SOFR(A)/ 4.870%	2.92%(A)		1,000	(1,532)
1-Year Interest Rate Swap, 10/17/24	Call	GSB	10/13/23	2.92%	1 Day SOFR(A)/ 4.870%	2.92%(A)		800	(1,379)
1-Year Interest Rate Swap, 10/24/24	Call	GSB	10/20/23	3.02%	1 Day SOFR(A)/ 4.870%	3.02%(A)		800	(1,430)
1-Year Interest Rate Swap, 10/25/24	Call	GSB	10/23/23	3.14%	1 Day SOFR(A)/ 4.870%	3.14%(A)		800	(1,639)
1-Year Interest Rate Swap, 10/25/24	Call	GSB	10/23/23	3.19%	1 Day SOFR(A)/ 4.870%	3.19%(A)		800	(1,722)
1-Year Interest Rate Swap, 10/25/24	Call	GSB	10/23/23	3.23%	1 Day SOFR(A)/ 4.870%	3.23%(A)		800	(1,782)
1-Year Interest Rate Swap, 10/27/24	Call	GSB	10/25/23	2.97%	1 Day SOFR(A)/ 4.870%	2.97%(A)		1,000	(1,772)
A32

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Options Written (continued):
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
1-Year Interest Rate Swap, 10/31/24	Call	GSB	10/27/23	2.84%	1 Day SOFR(A)/ 4.870%	2.84%(A)		900	$(1,426)
1-Year Interest Rate Swap, 11/07/24	Call	GSB	11/03/23	3.09%	1 Day SOFR(A)/ 4.870%	3.09%(A)		500	(1,060)
1-Year Interest Rate Swap, 11/14/24	Call	GSB	11/10/23	2.91%	1 Day SOFR(A)/ 4.870%	2.91%(A)		1,500	(2,813)
1-Year Interest Rate Swap, 11/21/24	Call	GSB	11/17/23	2.25%	1 Day SOFR(A)/ 4.870%	2.25%(A)		2,400	(2,520)
1-Year Interest Rate Swap, 11/22/24	Call	GSB	11/20/23	2.15%	1 Day SOFR(A)/ 4.870%	2.15%(A)		1,400	(1,359)
1-Year Interest Rate Swap, 12/05/24	Call	BOA	12/01/23	2.15%	1 Day SOFR(A)/ 4.870%	2.15%(A)		2,000	(2,117)
1-Year Interest Rate Swap, 12/11/24	Call	GSB	12/07/23	2.25%	1 Day SOFR(A)/ 4.870%	2.25%(A)		1,300	(1,573)
1-Year Interest Rate Swap, 04/04/25	Call	GSB	04/02/24	2.70%	1 Day SOFR(A)/ 4.870%	2.70%(A)		3,000	12,915
1-Year Interest Rate Swap, 04/10/25	Call	GSB	04/08/24	2.72%	1 Day SOFR(A)/ 4.870%	2.72%(A)		900	3,288
1-Year Interest Rate Swap, 04/10/25	Call	DB	04/08/24	2.79%	1 Day SOFR(A)/ 4.870%	2.79%(A)		2,500	8,997
1-Year Interest Rate Swap, 12/16/25	Call	JPM	12/16/24	0.82%	1 Day SONIA(A)/ 4.178%	0.82%(A)	GBP	7,200	38,425
10-Year Interest Rate Swap, 04/18/33	Call	GSB	04/14/23	3.05%	1 Day SOFR(A)/ 4.870%	3.05%(A)		900	(3,408)
10-Year Interest Rate Swap, 04/18/33	Call	JPM	04/14/23	3.05%	1 Day SOFR(A)/ 4.870%	3.05%(A)		600	(2,272)
10-Year Interest Rate Swap, 04/28/33	Call	GSB	04/26/23	2.35%	1 Day SOFR(A)/ 4.870%	2.35%(A)		4,600	(933)
10-Year Interest Rate Swap, 05/02/33	Call	BOA	04/28/23	3.00%	1 Day SOFR(A)/ 4.870%	3.00%(A)		900	(5,299)
10-Year Interest Rate Swap, 05/08/33	Call	GSB	05/04/23	2.95%	1 Day SOFR(A)/ 4.870%	2.95%(A)		600	(3,608)
10-Year Interest Rate Swap, 06/02/33	Call	MSCS	05/31/23	2.35%	1 Day SOFR(A)/ 4.870%	2.35%(A)		12,900	(20,873)
10-Year Interest Rate Swap, 06/13/33	Call	GSB	06/09/23	2.07%	6 Month EURIBOR(S)/ 3.341%	2.07%(A)	EUR	1,200	(1,461)
10-Year Interest Rate Swap, 06/13/33	Call	GSB	06/09/23	2.07%	6 Month EURIBOR(S)/ 3.341%	2.07%(A)	EUR	1,700	(2,069)
30-Year Interest Rate Swap, 04/18/53	Call	BOA	04/14/23	2.80%	1 Day SOFR(A)/ 4.870%	2.80%(A)		300	(1,208)
1-Year Interest Rate Swap, 04/11/24	Put	GSB	04/05/23	2.10%	2.10%(A)	3 Month EURIBOR(Q)/ 3.038%	EUR	5,900	(87,140)
1-Year Interest Rate Swap, 04/13/24	Put	BNP	04/11/23	2.10%	2.10%(A)	3 Month EURIBOR(Q)/ 3.038%	EUR	3,100	(46,114)
1-Year Interest Rate Swap, 04/13/24	Put	GSB	04/11/23	2.10%	2.10%(A)	3 Month EURIBOR(Q)/ 3.038%	EUR	5,600	(83,301)
1-Year Interest Rate Swap, 04/13/24	Put	GSB	04/11/23	2.10%	2.10%(A)	3 Month EURIBOR(Q)/ 3.038%	EUR	4,500	(66,939)
1-Year Interest Rate Swap, 04/26/24	Put	GSB	04/24/23	2.25%	2.25%(A)	3 Month EURIBOR(Q)/ 3.038%	EUR	1,900	(25,466)
1-Year Interest Rate Swap, 04/28/24	Put	GSB	04/26/23	2.25%	2.25%(A)	3 Month EURIBOR(Q)/ 3.038%	EUR	2,100	(28,274)
1-Year Interest Rate Swap, 05/03/24	Put	BNP	04/28/23	2.25%	2.25%(A)	3 Month EURIBOR(Q)/ 3.038%	EUR	1,900	(25,636)
1-Year Interest Rate Swap, 05/17/24	Put	GSB	05/15/23	2.10%	2.10%(A)	3 Month EURIBOR(Q)/ 3.038%	EUR	3,200	(48,628)
A33

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Options Written (continued):
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
1-Year Interest Rate Swap, 10/13/24	Put	MSCS	10/11/23	2.99%	2.99%(A)	1 Day SOFR(A)/ 4.870%		600	$(3,052)
1-Year Interest Rate Swap, 10/17/24	Put	DB	10/13/23	2.92%	2.92%(A)	1 Day SOFR(A)/ 4.870%		1,000	(12,111)
1-Year Interest Rate Swap, 10/17/24	Put	GSB	10/13/23	2.92%	2.92%(A)	1 Day SOFR(A)/ 4.870%		800	(9,841)
1-Year Interest Rate Swap, 10/24/24	Put	GSB	10/20/23	3.02%	3.02%(A)	1 Day SOFR(A)/ 4.870%		800	(8,941)
1-Year Interest Rate Swap, 10/25/24	Put	GSB	10/23/23	3.14%	3.14%(A)	1 Day SOFR(A)/ 4.870%		800	(8,189)
1-Year Interest Rate Swap, 10/25/24	Put	GSB	10/23/23	3.19%	3.19%(A)	1 Day SOFR(A)/ 4.870%		800	(7,892)
1-Year Interest Rate Swap, 10/25/24	Put	GSB	10/23/23	3.23%	3.23%(A)	1 Day SOFR(A)/ 4.870%		800	(7,686)
1-Year Interest Rate Swap, 10/27/24	Put	GSB	10/25/23	2.97%	2.97%(A)	1 Day SOFR(A)/ 4.870%		1,000	(11,481)
1-Year Interest Rate Swap, 10/31/24	Put	GSB	10/27/23	2.84%	2.84%(A)	1 Day SOFR(A)/ 4.870%		900	(11,149)
1-Year Interest Rate Swap, 11/07/24	Put	GSB	11/03/23	3.09%	3.09%(A)	1 Day SOFR(A)/ 4.870%		500	(5,163)
1-Year Interest Rate Swap, 11/14/24	Put	GSB	11/10/23	2.91%	2.91%(A)	1 Day SOFR(A)/ 4.870%		1,500	(17,263)
1-Year Interest Rate Swap, 11/21/24	Put	GSB	11/17/23	3.75%	3.75%(A)	1 Day SOFR(A)/ 4.870%		2,400	(13,682)
1-Year Interest Rate Swap, 11/22/24	Put	GSB	11/20/23	3.65%	3.65%(A)	1 Day SOFR(A)/ 4.870%		1,400	(8,796)
1-Year Interest Rate Swap, 12/05/24	Put	BOA	12/01/23	3.65%	3.65%(A)	1 Day SOFR(A)/ 4.870%		2,000	(12,166)
1-Year Interest Rate Swap, 12/11/24	Put	GSB	12/07/23	3.75%	3.75%(A)	1 Day SOFR(A)/ 4.870%		1,300	(7,082)
1-Year Interest Rate Swap, 01/16/25	Put	BOA	01/11/24	2.31%	2.31%(A)	1 Day SOFR(A)/ 4.870%		26,200	(384,014)
1-Year Interest Rate Swap, 04/04/25	Put	GSB	04/02/24	2.70%	2.70%(A)	1 Day SOFR(A)/ 4.870%		3,000	(7,757)
1-Year Interest Rate Swap, 04/10/25	Put	GSB	04/08/24	2.72%	2.72%(A)	1 Day SOFR(A)/ 4.870%		900	(2,358)
1-Year Interest Rate Swap, 04/10/25	Put	DB	04/08/24	2.79%	2.79%(A)	1 Day SOFR(A)/ 4.870%		2,500	(5,069)
5-Year Interest Rate Swap, 11/21/28	Put	DB	11/17/23	2.34%	2.34%(S)	3 Month LIBOR(Q)/ 5.193%		37,400	(1,908,464)
10-Year Interest Rate Swap, 04/18/33	Put	GSB	04/14/23	3.70%	3.70%(A)	1 Day SOFR(A)/ 4.870%		900	(131)
10-Year Interest Rate Swap, 04/18/33	Put	JPM	04/14/23	3.70%	3.70%(A)	1 Day SOFR(A)/ 4.870%		600	(87)
10-Year Interest Rate Swap, 05/02/33	Put	BOA	04/28/23	3.50%	3.50%(A)	1 Day SOFR(A)/ 4.870%		900	(2,596)
10-Year Interest Rate Swap, 05/08/33	Put	GSB	05/04/23	3.45%	3.45%(A)	1 Day SOFR(A)/ 4.870%		600	(2,824)
10-Year Interest Rate Swap, 06/13/33	Put	GSB	06/09/23	3.14%	3.14%(A)	6 Month EURIBOR(S)/ 3.341%	EUR	1,200	(13,388)
10-Year Interest Rate Swap, 06/13/33	Put	GSB	06/09/23	3.14%	3.14%(A)	6 Month EURIBOR(S)/ 3.341%	EUR	1,700	(18,967)
25-Year Interest Rate Swap, 05/27/50	Put	BNP	05/23/25	0.45%	0.45%(A)	6 Month EURIBOR(S)/ 3.341%	EUR	1,600	(613,242)
30-Year Interest Rate Swap, 04/18/53	Put	BOA	04/14/23	3.30%	3.30%(A)	1 Day SOFR(A)/ 4.870%		300	(126)
A34

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Options Written (continued):
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
GS_21-PJA^	Put	GSI	06/17/24	0.25%	0.25%(M)	GS_21-PJA(M)	10,270	$(167)
Total OTC Swaptions (premiums received $1,517,080)								$(3,513,949)
Total Options Written (premiums received $2,293,799)								$(4,219,269)
Options Written:
Centrally Cleared Swaptions
Description	Call/ Put	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value at March 31, 2023	Unrealized Appreciation (Depreciation)
CDX.NA.IG.39.V1, 12/20/27	Put	06/21/23	1.20%	1.00%(Q)	CDX.NA.IG.39.V1(Q)	9,120	$(6,220)	$15,668
(premiums received $21,888)

Financial Futures contracts outstanding at March 31, 2023:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
61	3 Month CME SOFR	Jun. 2023	$14,506,563	$(1,653)
312	2 Year U.S. Treasury Notes	Jun. 2023	64,413,375	662,780
167	3 Year Australian Treasury Bonds	Jun. 2023	12,147,217	141,872
1,477	5 Year U.S. Treasury Notes	Jun. 2023	161,743,035	1,826,476
66	10 Year Australian Treasury Bonds	Jun. 2023	5,421,467	174,975
103	10 Year Canadian Government Bonds	Jun. 2023	9,614,858	337,673
29	10 Year Japanese Bonds	Jun. 2023	32,351,572	518,525
1,157	10 Year U.S. Treasury Notes	Jun. 2023	132,964,615	2,979,594
7	10 Year U.S. Ultra Treasury Notes	Jun. 2023	847,984	25,743
156	20 Year U.S. Treasury Bonds	Jun. 2023	20,460,375	762,704
256	30 Year U.S. Ultra Treasury Bonds	Jun. 2023	36,128,000	1,419,177
318	Euro Schatz Index	Jun. 2023	36,451,140	310,178
1,627	Mini MSCI EAFE Index	Jun. 2023	170,550,275	6,943,585
228	Russell 2000 E-Mini Index	Jun. 2023	20,673,900	321,530
1,220	S&P 500 E-Mini Index	Jun. 2023	252,402,750	14,620,774
				31,043,933
Short Positions:
323	3 Month CME SOFR	Dec. 2023	77,277,750	(61,390)
141	2 Year U.S. Treasury Notes	Jun. 2023	29,109,891	(32,626)
36	3 Year Australian Treasury Bonds	Jun. 2023	2,618,562	(36,603)
47	5 Year Canadian Government Bonds	Jun. 2023	3,963,441	22,337
455	5 Year Euro-Bobl	Jun. 2023	58,167,591	(765,688)
15	10 Year Australian Treasury Bonds	Jun. 2023	1,232,152	(40,047)
82	10 Year Euro-Bund	Jun. 2023	12,080,115	(14,729)
39	10 Year Japanese Bonds	Jun. 2023	43,507,287	(669,693)
87	10 Year U.K. Gilt	Jun. 2023	11,091,853	(297,372)
408	10 Year U.S. Treasury Notes	Jun. 2023	46,888,127	(1,202,540)
178	10 Year U.S. Ultra Treasury Notes	Jun. 2023	21,563,032	(508,332)
287	20 Year U.S. Treasury Bonds	Jun. 2023	37,641,844	(1,536,562)
24	30 Year Euro Buxl	Jun. 2023	3,666,304	(222,822)
126	30 Year U.S. Ultra Treasury Bonds	Jun. 2023	17,781,750	(713,825)
1,216	Euro Schatz Index	Jun. 2023	139,385,493	(1,256,739)
100	Euro-BTP Italian Government Bond	Jun. 2023	12,509,707	(452,070)
237	Euro-OAT	Jun. 2023	33,472,561	(1,038,040)
A35

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Financial Futures contracts outstanding at March 31, 2023 (continued):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Positions (cont’d):
319	Short Euro-BTP	Jun. 2023	$36,453,331	$(388,845)
				(9,215,586)
				$21,828,347

Commodity Futures contracts outstanding at March 31, 2023:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Long Positions:
2	Brent 1st Line vs. Dubai 1st Line	Jul. 2023	$4,540	$2,159
2	Brent 1st Line vs. Dubai 1st Line	Aug. 2023	4,920	2,539
2	Brent 1st Line vs. Dubai 1st Line	Sep. 2023	5,220	2,839
2	Brent 1st Line vs. Dubai 1st Line	Oct. 2023	5,500	3,119
2	Brent 1st Line vs. Dubai 1st Line	Nov. 2023	5,700	3,319
2	Brent 1st Line vs. Dubai 1st Line	Dec. 2023	5,900	3,519
21	Brent Crude	Jun. 2023	1,677,690	(81,990)
8	Brent Crude	Jul. 2023	637,840	29,344
12	Brent Crude	Sep. 2023	949,320	(20,810)
12	Brent Crude	Mar. 2024	921,720	62,370
4	Brent Crude	Dec. 2024	296,440	5,649
249	California Carbon Allowance Vintage	Dec. 2023	7,711,530	465,557
11	Cocoa	Jul. 2023	318,340	15,096
5	Copper	Jul. 2023	512,812	6,085
7	Gold 100 OZ	Jun. 2023	1,390,340	(8,142)
6	Gold 100 OZ	Aug. 2023	1,202,460	147,526
1	Gold 100 OZ	Dec. 2023	203,900	643
2	Hard Red Winter Wheat	Sep. 2023	85,800	582
2	Henry Hub LD1 Fixed Price	Jan. 2024	19,125	(2,677)
2	Henry Hub LD1 Fixed Price	Feb. 2024	18,590	(3,212)
2	Henry Hub LD1 Fixed Price	Mar. 2024	17,045	(4,757)
2	Henry Hub LD1 Fixed Price	Apr. 2024	15,665	(6,137)
2	Henry Hub LD1 Fixed Price	May 2024	15,675	(6,127)
2	Henry Hub LD1 Fixed Price	Jun. 2024	16,465	(5,337)
2	Henry Hub LD1 Fixed Price	Jul. 2024	17,200	(4,602)
2	Henry Hub LD1 Fixed Price	Aug. 2024	17,360	(4,442)
2	Henry Hub LD1 Fixed Price	Sep. 2024	17,135	(4,667)
2	Henry Hub LD1 Fixed Price	Oct. 2024	17,500	(4,302)
2	Henry Hub LD1 Fixed Price	Nov. 2024	19,355	(2,447)
2	Henry Hub LD1 Fixed Price	Dec. 2024	21,670	(132)
1	WTI Houston (Argus) vs. WTI Trade Month	May 2023	860	(542)
1	WTI Houston (Argus) vs. WTI Trade Month	Jun. 2023	1,100	(302)
8	ICE ECX EMISSION	Dec. 2023	797,585	18,326
17	Live Cattle	Jun. 2023	1,102,450	12,187
7	LME Lead	May 2023	368,419	870
2	LME Nickel	May 2023	285,000	3,120
1	LME Nickel	Jul. 2023	143,466	4,578
21	LME PRI Aluminum	May 2023	1,256,719	38,352
3	LME Zinc	May 2023	219,731	357
8	Low Sulphur Gas Oil	Jun. 2023	591,800	9,156
16	Low Sulphur Gas Oil	Dec. 2023	1,148,000	(17,483)
3	Low Sulphur Gas Oil	Dec. 2024	207,525	7,491
1	Low Sulphur Gasoil vs. Brent 1st Line	May 2023	20,611	(9,729)
1	Low Sulphur Gasoil vs. Brent 1st Line	Jun. 2023	19,894	(10,447)
A36

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Commodity Futures contracts outstanding at March 31, 2023 (continued):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Long Positions (cont’d):
1	Low Sulphur Gasoil vs. Brent 1st Line	Jul. 2023	$19,813	$(10,528)
1	Low Sulphur Gasoil vs. Brent 1st Line	Aug. 2023	19,973	(10,368)
1	Low Sulphur Gasoil vs. Brent 1st Line	Sep. 2023	20,216	(10,125)
1	Low Sulphur Gasoil vs. Brent 1st Line	Oct. 2023	20,178	(10,162)
1	Low Sulphur Gasoil vs. Brent 1st Line	Nov. 2023	19,781	(10,560)
1	Low Sulphur Gasoil vs. Brent 1st Line	Dec. 2023	19,618	(10,723)
15	Milling Wheat No. 2	May 2023	211,681	(19,224)
87	Natural Gas	May 2023	1,927,920	(197,435)
1	Natural Gas	Aug. 2023	27,830	409
8	Natural Gas	Oct. 2023	227,760	(96,716)
10	Natural Gas	Oct. 2024	358,500	(61,200)
81	No. 2 Soft Red Winter Wheat	May 2023	2,803,612	(345,694)
146	SGX Iron Ore 62%	Jul. 2023	1,792,880	(9,125)
20	No. 2 Soft Red Winter Wheat	Jul. 2023	704,500	15,168
19	Soybean	Jul. 2023	1,401,725	2,254
7	Soybean	Nov. 2023	461,912	(3,126)
57	Soybean Meal	Jul. 2023	2,629,410	(11,503)
10	Soybean Meal	Dec. 2023	419,800	(2,486)
21	Sugar #11 (World)	Oct. 2023	504,974	51,441
1	WTI Brent (ICE)	Apr. 2023	4,170	478
1	WTI Brent (ICE)	May 2023	3,940	708
1	WTI Brent (ICE)	Jun. 2023	3,810	838
7	WTI Crude	Jul. 2023	530,110	37,432
6	WTI Crude	Nov. 2023	444,120	(14,536)
59	WTI Crude	Dec. 2023	4,339,450	104,048
5	WTI Crude	Mar. 2024	361,300	(5,730)
5	WTI Crude	Dec. 2025	329,900	3,462
3	WTI Crude	Dec. 2026	189,420	1,365
1	WTI Light Sweet Crude Oil	Dec. 2025	65,980	3,585
				38,446
Short Positions:
2	Brent 1st Line vs. Dubai 1st Line	May 2023	2,680	852
2	Brent 1st Line vs. Dubai 1st Line	Jun. 2023	3,860	83
4	Brent Crude	Aug. 2023	317,800	(5,964)
8	Brent Crude	Dec. 2023	623,280	(48,845)
6	Brent Crude	Jun. 2024	454,980	(28,235)
10	Brent Crude	Dec. 2025	711,800	(20,347)
6	Coffee ’C’	Jul. 2023	381,825	15,820
5	Coffee ’C’	Sep. 2023	315,844	21,212
28	Corn	May 2023	924,700	27,373
122	Corn	Jul. 2023	3,879,600	(113,493)
5	Corn	Sep. 2023	144,313	(4,166)
7	Corn	Dec. 2023	198,275	(350)
10	Cotton No. 2	Dec. 2023	417,100	2,021
1	Gasoline RBOB	Jun. 2023	110,376	(394)
2	Gasoline RBOB	Sep. 2023	206,774	(2,358)
5	Globex Natural Gas	Jun. 2023	123,250	7,006
12	Hard Red Winter Wheat	Jul. 2023	517,050	(27,689)
2	Henry Hub LD1 Fixed Price	Jan. 2025	23,080	(2,167)
2	Henry Hub LD1 Fixed Price	Feb. 2025	22,470	(1,557)
2	Henry Hub LD1 Fixed Price	Mar. 2025	20,745	168
2	Henry Hub LD1 Fixed Price	Apr. 2025	18,805	2,108
2	Henry Hub LD1 Fixed Price	May 2025	18,710	2,203
2	Henry Hub LD1 Fixed Price	Jun. 2025	19,460	1,453
2	Henry Hub LD1 Fixed Price	Jul. 2025	20,055	858
2	Henry Hub LD1 Fixed Price	Aug. 2025	20,230	683
A37

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Commodity Futures contracts outstanding at March 31, 2023 (continued):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Short Positions (cont’d):
2	Henry Hub LD1 Fixed Price	Sep. 2025	$20,070	$843
2	Henry Hub LD1 Fixed Price	Oct. 2025	20,430	483
2	Henry Hub LD1 Fixed Price	Nov. 2025	22,080	(1,167)
2	Henry Hub LD1 Fixed Price	Dec. 2025	23,930	(3,017)
15	ICE Endex Dutch TTF Natural Gas	Jun. 2023	564,383	(54,438)
10	ICE Natural Gas	Jun. 2023	441,876	(68,626)
1	Jet CIF NWE Cargoes vs. Brent 1st Line	May 2023	22,757	9,652
1	Jet CIF NWE Cargoes vs. Brent 1st Line	Jun. 2023	22,473	9,936
1	Jet CIF NWE Cargoes vs. Brent 1st Line	Jul. 2023	22,350	10,059
1	Jet CIF NWE Cargoes vs. Brent 1st Line	Aug. 2023	22,332	10,077
1	Jet CIF NWE Cargoes vs. Brent 1st Line	Sep. 2023	22,391	10,018
1	Jet CIF NWE Cargoes vs. Brent 1st Line	Oct. 2023	22,312	10,097
1	Jet CIF NWE Cargoes vs. Brent 1st Line	Nov. 2023	21,955	10,454
1	Jet CIF NWE Cargoes vs. Brent 1st Line	Dec. 2023	21,821	10,588
25	Lean Hogs	Jun. 2023	916,250	101,535
7	LME Lead	May 2023	368,419	12,375
6	LME Lead	Jul. 2023	316,500	(1,368)
2	LME Nickel	May 2023	285,000	13,215
3	LME Nickel	Jul. 2023	430,398	(5,405)
21	LME PRI Aluminum	May 2023	1,256,719	87,265
21	LME PRI Aluminum	Jul. 2023	1,272,075	(35,523)
3	LME Zinc	May 2023	219,731	14,327
4	LME Zinc	Jul. 2023	292,050	(987)
4	Low Sulphur Gas Oil	May 2023	300,700	(2,401)
4	Low Sulphur Gas Oil	Jul. 2023	293,800	(5,401)
10	Low Sulphur Gas Oil	Sep. 2023	729,750	25,208
7	Low Sulphur Gas Oil	Mar. 2024	496,300	11,493
5	Low Sulphur Gas Oil	Jun. 2024	350,125	(13,464)
54	Natural Gas	Jul. 2023	1,475,280	4,355
9	Natural Gas	Sep. 2023	247,500	24,100
8	Natural Gas	Dec. 2023	297,600	22,421
10	Natural Gas	Jan. 2025	470,600	41,083
11	No. 2 Soft Red Winter Wheat	Sep. 2023	394,213	25,377
2	NY Harbor ULSD	Sep. 2023	213,982	17,441
7	Nymex Natural Gas Penultimate	May 2023	155,120	8,496
2	Palladium	Jun. 2023	293,600	37,246
7	Soybean Oil	Jul. 2023	233,604	6,057
13	Soybean Oil	Dec. 2023	421,200	19,968
8	WTI Crude	Jun. 2023	606,400	(65,093)
8	WTI Light Sweet Crude Oil	Jun. 2023	606,400	3,856
1	WTI Crude	Jul. 2023	75,730	(706)
4	WTI Crude	Aug. 2023	301,760	2,893
22	WTI Crude	Sep. 2023	1,650,000	32,369
7	WTI Light Sweet Crude Oil	Dec. 2023	514,850	(1,076)
4	WTI Crude	Apr. 2024	287,560	3,278
8	WTI Crude	Jun. 2024	569,840	(41,598)
18	WTI Crude	Dec. 2024	1,248,120	(17,348)
				105,222
				$143,668
A38

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2023:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 04/04/23	BNP	AUD	1,126	$752,623	$752,784	$161	$—
Expiring 04/04/23	DB	AUD	2,322	1,544,196	1,552,431	8,235	—
Expiring 04/04/23	MSI	AUD	2,320	1,548,133	1,550,725	2,592	—
Expiring 04/04/23	UAGS	AUD	1,595	1,060,707	1,066,178	5,471	—
Expiring 04/19/23	CITI	AUD	306	212,000	204,668	—	(7,332)
Expiring 04/19/23	HSBC	AUD	309	208,674	206,691	—	(1,983)
Expiring 04/19/23	JPM	AUD	914	638,508	611,132	—	(27,376)
Expiring 04/19/23	MSI	AUD	291	203,000	194,807	—	(8,193)
Brazilian Real,
Expiring 04/04/23	CITI	BRL	2,999	578,217	591,401	13,184	—
Expiring 04/04/23	CITI	BRL	2,071	395,879	408,438	12,559	—
Expiring 05/03/23	CITI	BRL	996	188,448	195,330	6,882	—
British Pound,
Expiring 04/04/23	BARC	GBP	26,741	33,014,661	32,989,945	—	(24,716)
Expiring 04/04/23	BARC	GBP	5,126	6,328,693	6,323,955	—	(4,738)
Expiring 04/04/23	BARC	GBP	632	761,453	779,700	18,247	—
Expiring 04/04/23	BNP	GBP	4,253	5,218,181	5,246,639	28,458	—
Expiring 04/04/23	CITI	GBP	610	747,573	752,558	4,985	—
Expiring 04/04/23	HSBC	GBP	1,014	1,224,494	1,250,974	26,480	—
Expiring 04/04/23	JPM	GBP	414	500,124	510,753	10,629	—
Canadian Dollar,
Expiring 04/04/23	CITI	CAD	1,012	737,829	748,835	11,006	—
Expiring 04/04/23	HSBC	CAD	1,909	1,401,025	1,412,576	11,551	—
Expiring 04/04/23	HSBC	CAD	785	580,507	581,031	524	—
Expiring 04/04/23	SCL	CAD	6,750	4,959,140	4,994,434	35,294	—
Expiring 04/04/23	UAGS	CAD	1,512	1,111,840	1,118,560	6,720	—
Expiring 04/19/23	BOA	CAD	1,696	1,265,934	1,255,362	—	(10,572)
Expiring 05/02/23	SCL	CAD	8,017	5,925,957	5,934,421	8,464	—
Chilean Peso,
Expiring 04/28/23	CITI	CLP	914,145	1,049,234	1,146,568	97,334	—
Expiring 06/22/23	BARC	CLP	355,372	428,000	442,927	14,927	—
Expiring 06/22/23	BNP	CLP	205,849	249,832	256,566	6,734	—
Expiring 06/22/23	DB	CLP	2,493	3,093	3,107	14	—
Expiring 06/22/23	UAG	CLP	338,087	419,000	421,384	2,384	—
Chinese Renminbi,
Expiring 04/14/23	NWM	CNH	1,795	261,209	261,455	246	—
Expiring 05/10/23	CITI	CNH	39,092	5,524,466	5,705,983	181,517	—
Expiring 05/19/23	CITI	CNH	31,924	4,527,575	4,663,320	135,745	—
Expiring 05/19/23	JPM	CNH	16	2,205	2,271	66	—
Colombian Peso,
Expiring 06/21/23	BARC	COP	8,710,844	1,800,089	1,839,548	39,459	—
Expiring 06/21/23	BARC	COP	4,655,280	962,230	983,097	20,867	—
Expiring 06/21/23	DB	COP	5,720,419	1,184,168	1,208,032	23,864	—
Expiring 06/21/23	MSI	COP	5,043,220	1,037,977	1,065,022	27,045	—
Czech Koruna,
Expiring 04/19/23	BOA	CZK	17,744	793,000	819,108	26,108	—
Expiring 04/19/23	MSI	CZK	19,582	882,000	903,987	21,987	—
Danish Krone,
Expiring 04/03/23	BNP	DKK	48,723	7,077,733	7,094,186	16,453	—
Expiring 04/03/23	BNP	DKK	47,413	6,887,383	6,903,394	16,011	—
Expiring 04/03/23	BNP	DKK	2,240	321,404	326,148	4,744	—
Expiring 04/03/23	CITI	DKK	34,509	5,029,415	5,024,630	—	(4,785)
Expiring 04/03/23	CITI	DKK	33,832	4,930,661	4,925,970	—	(4,691)
Expiring 04/03/23	HSBC	DKK	2,380	340,452	346,533	6,081	—
Euro,
Expiring 04/04/23	BNP	EUR	512	557,081	555,385	—	(1,696)
A39

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2023 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 04/04/23	CITI	EUR	913	$971,881	$990,364	$18,483	$—
Expiring 04/04/23	CITI	EUR	627	667,436	680,129	12,693	—
Expiring 04/04/23	DB	EUR	83,925	90,823,213	91,036,043	212,830	—
Expiring 04/04/23	DB	EUR	45,110	48,818,042	48,932,439	114,397	—
Expiring 04/04/23	HSBC	EUR	19,250	20,753,535	20,881,278	127,743	—
Expiring 04/04/23	HSBC	EUR	2,576	2,757,747	2,794,280	36,533	—
Expiring 04/04/23	HSBC	EUR	1,028	1,103,395	1,115,108	11,713	—
Expiring 04/04/23	HSBC	EUR	973	1,046,840	1,055,448	8,608	—
Expiring 04/04/23	HSBC	EUR	739	795,912	801,620	5,708	—
Expiring 04/04/23	HSBC	EUR	524	568,924	568,402	—	(522)
Expiring 04/04/23	HSBC	EUR	501	536,455	543,452	6,997	—
Expiring 04/04/23	HSBC	EUR	451	480,175	489,215	9,040	—
Expiring 04/19/23	MSI	EUR	1,808	1,966,718	1,963,101	—	(3,617)
Expiring 04/19/23	MSI	EUR	196	211,579	212,787	1,208	—
Expiring 04/19/23	MSI	EUR	191	211,000	207,750	—	(3,250)
Expiring 04/19/23	MSI	EUR	186	203,794	201,931	—	(1,863)
Expiring 05/02/23	BNP	EUR	418	455,182	454,137	—	(1,045)
Hungarian Forint,
Expiring 04/19/23	BARC	HUF	35,936	94,749	101,924	7,175	—
Expiring 04/19/23	BOA	HUF	108,676	290,251	308,236	17,985	—
Expiring 04/19/23	CITI	HUF	155,292	411,404	440,451	29,047	—
Expiring 04/19/23	HSBC	HUF	633,311	1,659,206	1,796,251	137,045	—
Expiring 04/19/23	HSBC	HUF	422,207	1,112,990	1,197,501	84,511	—
Expiring 04/19/23	JPM	HUF	253,676	673,623	719,499	45,876	—
Expiring 04/19/23	TD	HUF	380,515	1,014,451	1,079,248	64,797	—
Indian Rupee,
Expiring 06/21/23	BOA	INR	58,326	708,000	707,027	—	(973)
Expiring 06/21/23	CITI	INR	57,563	700,000	697,778	—	(2,222)
Expiring 06/21/23	JPM	INR	59,795	721,000	724,825	3,825	—
Expiring 06/21/23	MSI	INR	189,467	2,298,711	2,296,694	—	(2,017)
Indonesian Rupiah,
Expiring 06/21/23	BNP	IDR	3,429,460	228,771	229,073	302	—
Expiring 06/21/23	CITI	IDR	1,773,839	118,289	118,485	196	—
Expiring 06/21/23	GSI	IDR	28,178,807	1,821,501	1,882,219	60,718	—
Expiring 06/21/23	HSBC	IDR	19,218,289	1,261,208	1,283,696	22,488	—
Expiring 06/21/23	SCL	IDR	1,738,932	114,563	116,153	1,590	—
Expiring 06/23/23	HSBC	IDR	9,391,799	617,604	627,252	9,648	—
Expiring 06/23/23	MSI	IDR	16,230,687	1,068,441	1,084,002	15,561	—
Israeli Shekel,
Expiring 04/05/23	GSB	ILS	12,400	3,595,627	3,448,508	—	(147,119)
Expiring 04/14/23	BNP	ILS	41	11,337	11,405	68	—
Expiring 05/03/23	MSI	ILS	8,200	2,410,134	2,282,258	—	(127,876)
Expiring 06/21/23	CITI	ILS	7,119	1,989,605	1,986,239	—	(3,366)
Expiring 06/21/23	CITI	ILS	4,134	1,154,902	1,153,496	—	(1,406)
Expiring 06/21/23	MSI	ILS	3,304	924,376	921,871	—	(2,505)
Japanese Yen,
Expiring 04/04/23	BNP	JPY	363,500	2,744,866	2,739,272	—	(5,594)
Expiring 04/04/23	HSBC	JPY	139,500	1,045,904	1,051,247	5,343	—
Expiring 04/04/23	SCL	JPY	1,322,996	9,757,576	9,969,863	212,287	—
Expiring 04/04/23	SCL	JPY	287,099	2,117,457	2,163,525	46,068	—
Expiring 04/19/23	CITI	JPY	32,089	239,000	242,411	3,411	—
Expiring 04/19/23	CITI	JPY	27,788	212,000	209,924	—	(2,076)
Expiring 04/19/23	CITI	JPY	18,568	139,000	140,270	1,270	—
Expiring 04/19/23	CITI	JPY	18,539	139,000	140,055	1,055	—
Expiring 04/19/23	GSI	JPY	28,094	208,000	212,233	4,233	—
A40

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2023 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Japanese Yen (cont’d.),
Expiring 04/19/23	GSI	JPY	27,372	$216,112	$206,779	$—	$(9,333)
Expiring 04/19/23	MSI	JPY	33,389	250,000	252,234	2,234	—
Expiring 04/19/23	MSI	JPY	28,119	210,000	212,421	2,421	—
Expiring 04/19/23	MSI	JPY	27,863	208,000	210,489	2,489	—
Expiring 05/02/23	SCL	JPY	1,820,140	13,731,357	13,779,488	48,131	—
Expiring 05/02/23	SCL	JPY	189,788	1,431,784	1,436,803	5,019	—
Malaysian Ringgit,
Expiring 04/19/23	SCL	MYR	17,573	3,928,508	3,993,667	65,159	—
Mexican Peso,
Expiring 06/21/23	BNP	MXN	49,934	2,616,868	2,726,797	109,929	—
Expiring 06/21/23	JPM	MXN	59,910	3,262,044	3,271,549	9,505	—
New Taiwanese Dollar,
Expiring 06/21/23	MSI	TWD	23,919	790,537	790,295	—	(242)
New Zealand Dollar,
Expiring 04/04/23	SCL	NZD	4,338	2,704,064	2,712,342	8,278	—
Expiring 04/04/23	SCL	NZD	828	516,296	517,877	1,581	—
Expiring 04/19/23	BARC	NZD	316	205,000	197,749	—	(7,251)
Norwegian Krone,
Expiring 04/04/23	CITI	NOK	4,142	401,162	395,723	—	(5,439)
Expiring 04/04/23	MSI	NOK	66,314	6,404,284	6,335,034	—	(69,250)
Expiring 05/02/23	BNP	NOK	64,518	6,199,135	6,171,483	—	(27,652)
Expiring 05/02/23	CITI	NOK	5,856	560,350	560,143	—	(207)
Peruvian Nuevo Sol,
Expiring 04/10/23	CITI	PEN	184	48,403	48,781	378	—
Expiring 04/10/23	DB	PEN	4,507	1,185,711	1,197,025	11,314	—
Expiring 04/27/23	CITI	PEN	11,572	2,990,988	3,069,667	78,679	—
Expiring 04/27/23	CITI	PEN	4,507	1,192,203	1,195,640	3,437	—
Expiring 04/27/23	CITI	PEN	190	49,105	50,397	1,292	—
Expiring 05/15/23	HSBC	PEN	18,695	4,883,224	4,953,247	70,023	—
Expiring 05/15/23	HSBC	PEN	3,607	942,168	955,678	13,510	—
Expiring 06/21/23	CITI	PEN	94	24,102	24,821	719	—
Expiring 06/21/23	CITI	PEN	93	24,036	24,703	667	—
Expiring 07/03/23	CITI	PEN	533	137,229	140,837	3,608	—
Philippine Peso,
Expiring 06/21/23	CITI	PHP	52,877	965,000	973,170	8,170	—
Expiring 06/21/23	JPM	PHP	30,980	570,530	570,178	—	(352)
Polish Zloty,
Expiring 04/19/23	HSBC	PLN	2,814	636,000	651,142	15,142	—
Singapore Dollar,
Expiring 06/21/23	BOA	SGD	1,459	1,093,000	1,099,026	6,026	—
South African Rand,
Expiring 06/21/23	JPM	ZAR	19,552	1,043,560	1,090,200	46,640	—
Expiring 06/21/23	TD	ZAR	21,326	1,159,175	1,189,122	29,947	—
South Korean Won,
Expiring 04/14/23	BARC	KRW	268,562	204,000	205,722	1,722	—
Expiring 04/14/23	BARC	KRW	1,923	1,477	1,473	—	(4)
Expiring 04/14/23	BNP	KRW	1,122,363	862,958	859,746	—	(3,212)
Expiring 04/14/23	CITI	KRW	3,671	2,828	2,812	—	(16)
Expiring 04/14/23	HSBC	KRW	210,098	161,733	160,938	—	(795)
Expiring 04/14/23	JPM	KRW	723,172	556,081	553,960	—	(2,121)
Expiring 04/14/23	JPM	KRW	265,251	203,000	203,186	186	—
Expiring 04/14/23	MSI	KRW	84,818	68,308	64,972	—	(3,336)
Expiring 04/14/23	SCL	KRW	85,596	69,387	65,568	—	(3,819)
Expiring 04/14/23	SCL	KRW	78,481	63,595	60,118	—	(3,477)
Expiring 06/21/23	HSBC	KRW	963,338	739,000	740,981	1,981	—
A41

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2023 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South Korean Won (cont’d.),
Expiring 06/21/23	SCB	KRW	1,338,766	$1,031,000	$1,029,753	$—	$(1,247)
Expiring 06/21/23	UAG	KRW	666,147	507,000	512,388	5,388	—
Expiring 06/28/23	BNP	KRW	35,986	27,712	27,691	—	(21)
Thai Baht,
Expiring 04/17/23	BARC	THB	2,000	61,114	58,594	—	(2,520)
Expiring 04/17/23	GSB	THB	180	5,538	5,267	—	(271)
Expiring 04/17/23	SCL	THB	44,826	1,358,153	1,313,330	—	(44,823)
Expiring 04/17/23	SCL	THB	11,762	358,716	344,610	—	(14,106)
Expiring 06/21/23	GSI	THB	16,439	479,000	484,757	5,757	—
				$396,691,912	$398,843,697	2,752,812	(601,027)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 04/04/23	CITI	AUD	788	$529,477	$526,815	$2,662	$—
Expiring 04/04/23	CITI	AUD	307	207,604	205,244	2,360	—
Expiring 04/04/23	DB	AUD	3,549	2,391,738	2,372,978	18,760	—
Expiring 04/04/23	DB	AUD	1,694	1,141,488	1,132,534	8,954	—
Expiring 04/04/23	MSI	AUD	2,174	1,461,448	1,453,271	8,177	—
Expiring 04/04/23	MSI	AUD	1,037	697,495	693,593	3,902	—
Expiring 04/04/23	UAGS	AUD	3,895	2,645,152	2,603,950	41,202	—
Expiring 04/04/23	UAGS	AUD	1,859	1,262,433	1,242,769	19,664	—
Expiring 04/19/23	BNP	AUD	590	419,000	394,542	24,458	—
Expiring 04/19/23	BNP	AUD	292	208,000	195,491	12,509	—
Expiring 04/19/23	CITI	AUD	621	417,527	415,389	2,138	—
Expiring 04/19/23	CITI	AUD	289	203,000	193,166	9,834	—
Expiring 04/19/23	JPM	AUD	923	614,000	617,729	—	(3,729)
Expiring 04/19/23	JPM	AUD	629	420,628	420,741	—	(113)
Expiring 04/19/23	JPM	AUD	333	236,443	222,745	13,698	—
Expiring 04/19/23	JPM	AUD	291	203,968	194,651	9,317	—
Expiring 04/19/23	MSI	AUD	290	204,448	193,982	10,466	—
Expiring 05/02/23	BNP	AUD	4,590	3,068,693	3,071,970	—	(3,277)
Expiring 05/02/23	BNP	AUD	3,351	2,239,991	2,242,383	—	(2,392)
Expiring 05/02/23	DB	AUD	2,322	1,545,784	1,553,986	—	(8,202)
Expiring 05/02/23	MSI	AUD	2,320	1,549,743	1,552,279	—	(2,536)
Expiring 05/02/23	UAGS	AUD	1,595	1,061,803	1,067,246	—	(5,443)
Brazilian Real,
Expiring 04/04/23	CITI	BRL	1,076	205,000	212,106	—	(7,106)
Expiring 04/04/23	CITI	BRL	996	189,286	196,332	—	(7,046)
Expiring 04/04/23	GSB	BRL	2,649	488,363	522,379	—	(34,016)
Expiring 05/03/23	SCB	BRL	2,135	415,000	418,888	—	(3,888)
British Pound,
Expiring 04/04/23	BARC	GBP	292	360,501	360,240	261	—
Expiring 04/04/23	CITI	GBP	28,997	34,868,609	35,773,176	—	(904,567)
Expiring 04/04/23	CITI	GBP	5,540	6,661,884	6,834,708	—	(172,824)
Expiring 04/04/23	MSI	GBP	4,253	5,152,442	5,246,639	—	(94,197)
Expiring 05/02/23	BARC	GBP	26,741	33,032,925	33,009,182	23,743	—
Expiring 05/02/23	BARC	GBP	5,126	6,332,194	6,327,643	4,551	—
Expiring 05/02/23	BNP	GBP	4,253	5,221,124	5,249,699	—	(28,575)
Canadian Dollar,
Expiring 04/03/23	CITI	CAD	2,600	1,941,145	1,923,862	17,283	—
Expiring 04/04/23	CITI	CAD	330	241,039	244,186	—	(3,147)
A42

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2023 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Canadian Dollar (cont’d.),
Expiring 04/04/23	MSI	CAD	2,299	$1,689,716	$1,700,815	$—	$(11,099)
Expiring 04/04/23	MSI	CAD	919	679,064	680,020	—	(956)
Expiring 04/04/23	SCL	CAD	8,020	5,925,957	5,934,370	—	(8,413)
Expiring 04/04/23	UAGS	CAD	1,308	944,668	967,863	—	(23,195)
Expiring 04/17/23	UAGS	CAD	7,117	5,316,189	5,266,975	49,214	—
Expiring 04/18/23	BARC	CAD	2,300	1,710,671	1,702,249	8,422	—
Expiring 04/19/23	CITI	CAD	3,100	2,305,944	2,294,370	11,574	—
Expiring 04/19/23	CITI	CAD	184	138,000	136,307	1,693	—
Expiring 04/19/23	GSI	CAD	273	204,000	202,024	1,976	—
Expiring 04/19/23	JPM	CAD	272	203,000	201,425	1,575	—
Expiring 04/28/23	CITI	CAD	4,200	3,141,373	3,108,927	32,446	—
Expiring 04/28/23	GSB	CAD	12,200	9,175,043	9,030,695	144,348	—
Expiring 05/02/23	HSBC	CAD	785	580,507	581,037	—	(530)
Expiring 05/02/23	UAGS	CAD	1,511	1,111,840	1,118,586	—	(6,746)
Expiring 05/04/23	BARC	CAD	2,500	1,860,795	1,850,742	10,053	—
Chilean Peso,
Expiring 04/28/23	CITI	CLP	695,067	787,255	871,790	—	(84,535)
Expiring 05/24/23	SCL	CLP	440	545	550	—	(5)
Expiring 06/22/23	BNP	CLP	461,331	558,444	574,992	—	(16,548)
Expiring 06/22/23	CITI	CLP	170,999	210,000	213,129	—	(3,129)
Expiring 06/22/23	MSI	CLP	172,360	209,000	214,826	—	(5,826)
Expiring 06/22/23	UAG	CLP	1,210,158	1,495,240	1,508,313	—	(13,073)
Expiring 06/22/23	UAG	CLP	340,965	418,000	424,971	—	(6,971)
Expiring 08/01/23	CITI	CLP	291,022	351,264	361,169	—	(9,905)
Chinese Renminbi,
Expiring 04/14/23	BNP	CNH	61,780	9,178,155	8,998,686	179,469	—
Expiring 04/14/23	BNP	CNH	9,052	1,310,671	1,318,533	—	(7,862)
Expiring 04/14/23	UAGS	CNH	6,903	1,030,867	1,005,414	25,453	—
Expiring 05/10/23	HSBC	CNH	39,083	5,823,757	5,704,671	119,086	—
Expiring 05/12/23	BNP	CNH	4,005	579,958	584,705	—	(4,747)
Expiring 05/19/23	CITI	CNH	31,937	4,938,000	4,665,079	272,921	—
Expiring 05/23/23	HSBC	CNH	7,740	1,115,000	1,131,057	—	(16,057)
Expiring 05/23/23	JPM	CNH	6,971	1,014,000	1,018,675	—	(4,675)
Expiring 05/23/23	MSI	CNH	41,458	6,057,018	6,057,952	—	(934)
Expiring 05/23/23	SCB	CNH	7,752	1,120,000	1,132,727	—	(12,727)
Colombian Peso,
Expiring 06/21/23	MSI	COP	2,134,610	430,000	450,785	—	(20,785)
Expiring 06/21/23	MSI	COP	1,634,247	334,000	345,119	—	(11,119)
Czech Koruna,
Expiring 04/19/23	HSBC	CZK	16,665	746,398	769,341	—	(22,943)
Expiring 04/19/23	HSBC	CZK	4,764	209,000	219,908	—	(10,908)
Danish Krone,
Expiring 04/03/23	BNP	DKK	75	10,718	10,920	—	(202)
Expiring 04/03/23	BNP	DKK	70	10,004	10,192	—	(188)
Expiring 04/03/23	CITI	DKK	111,093	15,790,328	16,175,418	—	(385,090)
Expiring 04/03/23	CITI	DKK	108,309	15,394,544	15,769,982	—	(375,438)
Expiring 04/03/23	HSBC	DKK	2,825	410,373	411,326	—	(953)
Expiring 05/02/23	BARC	DKK	26,815	3,921,988	3,911,844	10,144	—
Expiring 05/02/23	BARC	DKK	26,289	3,844,979	3,835,034	9,945	—
Expiring 05/02/23	BNP	DKK	48,633	7,077,733	7,094,563	—	(16,830)
Expiring 05/02/23	BNP	DKK	47,325	6,887,383	6,903,760	—	(16,377)
Expiring 05/02/23	CITI	DKK	34,445	5,029,415	5,024,829	4,586	—
Expiring 05/02/23	CITI	DKK	33,768	4,930,661	4,926,165	4,496	—
Expiring 10/02/23	HSBC	DKK	24,365	3,600,876	3,587,427	13,449	—
Expiring 10/02/23	HSBC	DKK	15,845	2,354,835	2,332,961	21,874	—
A43

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2023 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Danish Krone (cont’d.),
Expiring 01/02/24	BNP	DKK	46,155	$6,871,838	$6,827,631	$44,207	$—
Expiring 01/02/24	BNP	DKK	12,078	1,805,333	1,786,617	18,716	—
Expiring 04/02/24	BARC	DKK	23,321	3,484,013	3,462,391	21,622	—
Expiring 04/02/24	BNP	DKK	18,102	2,699,588	2,687,498	12,090	—
Euro,
Expiring 04/04/23	BNP	EUR	3,095	3,303,852	3,357,258	—	(53,406)
Expiring 04/04/23	BNP	EUR	1,906	2,073,822	2,067,507	6,315	—
Expiring 04/04/23	HSBC	EUR	12,360	13,159,576	13,407,337	—	(247,761)
Expiring 04/04/23	HSBC	EUR	5,436	5,765,585	5,896,625	—	(131,040)
Expiring 04/04/23	HSBC	EUR	1,936	2,077,990	2,100,049	—	(22,059)
Expiring 04/04/23	HSBC	EUR	1,785	1,894,929	1,936,254	—	(41,325)
Expiring 04/04/23	HSBC	EUR	1,199	1,275,050	1,300,599	—	(25,549)
Expiring 04/04/23	HSBC	EUR	1,036	1,118,225	1,123,787	—	(5,562)
Expiring 04/04/23	HSBC	EUR	1,008	1,079,118	1,093,414	—	(14,296)
Expiring 04/04/23	HSBC	EUR	865	928,797	938,297	—	(9,500)
Expiring 04/04/23	HSBC	EUR	783	850,128	849,348	780	—
Expiring 04/04/23	TD	EUR	19,250	20,523,746	20,881,277	—	(357,531)
Expiring 04/04/23	UAGS	EUR	65,337	69,369,251	70,872,971	—	(1,503,720)
Expiring 04/04/23	UAGS	EUR	41,392	43,946,756	44,899,391	—	(952,635)
Expiring 04/19/23	GSI	EUR	186	203,491	201,931	1,560	—
Expiring 04/19/23	HSBC	EUR	389	415,619	422,317	—	(6,698)
Expiring 04/19/23	HSBC	EUR	195	209,171	211,702	—	(2,531)
Expiring 04/19/23	JPM	EUR	1,231	1,340,577	1,336,433	4,144	—
Expiring 04/19/23	JPM	EUR	187	204,135	203,016	1,119	—
Expiring 04/19/23	JPM	EUR	110	118,456	119,453	—	(997)
Expiring 05/02/23	DB	EUR	83,925	90,968,906	91,179,999	—	(211,093)
Expiring 05/02/23	DB	EUR	45,110	48,896,353	49,009,817	—	(113,464)
Expiring 05/02/23	HSBC	EUR	19,250	20,787,222	20,914,297	—	(127,075)
Expiring 05/02/23	HSBC	EUR	187	203,154	203,194	—	(40)
Hungarian Forint,
Expiring 04/19/23	BARC	HUF	177,911	485,000	504,606	—	(19,606)
Expiring 04/19/23	BARC	HUF	174,325	457,000	494,437	—	(37,437)
Expiring 04/19/23	BARC	HUF	165,068	432,700	468,180	—	(35,480)
Expiring 04/19/23	BARC	HUF	96,648	268,519	274,122	—	(5,603)
Expiring 04/19/23	CITI	HUF	74,000	203,388	209,886	—	(6,498)
Expiring 04/19/23	HSBC	HUF	171,319	454,000	485,910	—	(31,910)
Expiring 04/19/23	UAGS	HUF	1,460	3,882	4,140	—	(258)
Indian Rupee,
Expiring 06/21/23	BOA	INR	94,414	1,135,000	1,144,477	—	(9,477)
Expiring 06/21/23	JPM	INR	62,727	753,839	760,369	—	(6,530)
Expiring 06/21/23	JPM	INR	45,214	546,000	548,082	—	(2,082)
Expiring 06/21/23	MSI	INR	77,653	934,000	941,298	—	(7,298)
Expiring 06/21/23	SCB	INR	17,483	210,000	211,923	—	(1,923)
Indonesian Rupiah,
Expiring 06/21/23	BOA	IDR	17,458,375	1,163,000	1,166,142	—	(3,142)
Expiring 06/21/23	HSBC	IDR	5,367,062	345,000	358,496	—	(13,496)
Expiring 06/28/23	BNP	IDR	211,530	13,771	14,123	—	(352)
Israeli Shekel,
Expiring 04/05/23	CITI	ILS	6,351	1,946,002	1,766,349	179,653	—
Expiring 04/05/23	JPM	ILS	4,073	1,223,412	1,132,821	90,591	—
Expiring 04/05/23	JPM	ILS	1,885	577,014	524,226	52,788	—
Expiring 04/14/23	DB	ILS	807	238,828	224,481	14,347	—
Expiring 04/14/23	GSB	ILS	2,259	665,782	628,435	37,347	—
Expiring 04/14/23	HSBC	ILS	2,198	642,026	611,369	30,657	—
Expiring 05/03/23	CITI	ILS	4,165	1,267,657	1,159,259	108,398	—
A44

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2023 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Israeli Shekel (cont’d.),
Expiring 05/03/23	CITI	ILS	3,966	$1,173,199	$1,103,833	$69,366	$—
Expiring 06/21/23	CITI	ILS	3,056	845,000	852,551	—	(7,551)
Japanese Yen,
Expiring 04/04/23	HSBC	JPY	49,800	371,648	375,284	—	(3,636)
Expiring 04/04/23	HSBC	JPY	46,900	351,634	353,430	—	(1,796)
Expiring 04/19/23	BOA	JPY	25,709	203,000	194,217	8,783	—
Expiring 04/19/23	CITI	JPY	27,515	212,000	207,857	4,143	—
Expiring 04/19/23	JPM	JPY	25,451	201,000	192,268	8,732	—
Expiring 04/19/23	MSI	JPY	26,342	204,000	198,998	5,002	—
Malaysian Ringgit,
Expiring 04/19/23	SCL	MYR	18,755	4,198,999	4,262,244	—	(63,245)
Expiring 05/15/23	BNP	MYR	406	87,145	92,536	—	(5,391)
Mexican Peso,
Expiring 04/24/23	JPM	MXN	500	27,663	27,617	46	—
Expiring 06/21/23	BNP	MXN	8,049	421,830	439,550	—	(17,720)
Expiring 06/21/23	CITI	MXN	51,335	2,743,108	2,803,292	—	(60,184)
Expiring 06/21/23	JPM	MXN	16,543	857,000	903,390	—	(46,390)
Expiring 06/21/23	JPM	MXN	15,926	866,000	869,665	—	(3,665)
New Taiwanese Dollar,
Expiring 06/20/23	BNP	TWD	438	14,355	14,468	—	(113)
Expiring 06/20/23	GSB	TWD	31,787	1,042,567	1,050,104	—	(7,537)
Expiring 06/20/23	GSB	TWD	19,080	625,923	630,324	—	(4,401)
Expiring 06/20/23	HSBC	TWD	142	4,688	4,687	1	—
Expiring 06/21/23	BNP	TWD	75,822	2,483,295	2,505,165	—	(21,870)
Expiring 06/21/23	BNP	TWD	68,767	2,254,363	2,272,057	—	(17,694)
Expiring 06/21/23	BNP	TWD	18,208	602,103	601,577	526	—
Expiring 06/21/23	CITI	TWD	40	1,317	1,329	—	(12)
Expiring 06/21/23	SCL	TWD	30,537	1,004,500	1,008,932	—	(4,432)
Expiring 06/21/23	SCL	TWD	29,479	964,500	973,998	—	(9,498)
Expiring 06/21/23	SCL	TWD	29,227	964,477	965,661	—	(1,184)
Expiring 06/21/23	SCL	TWD	3,370	110,567	111,358	—	(791)
New Zealand Dollar,
Expiring 04/04/23	BNP	NZD	549	338,943	343,332	—	(4,389)
Expiring 04/04/23	CITI	NZD	171	107,226	106,929	297	—
Expiring 04/04/23	MSI	NZD	6,190	3,810,307	3,870,555	—	(60,248)
Expiring 04/04/23	MSI	NZD	1,116	686,783	697,642	—	(10,859)
Expiring 04/19/23	HSBC	NZD	338	211,382	211,361	21	—
Expiring 04/19/23	JPM	NZD	107	69,000	66,660	2,340	—
Expiring 04/19/23	TD	NZD	340	210,833	212,611	—	(1,778)
Expiring 05/02/23	BNP	NZD	2,401	1,502,565	1,501,571	994	—
Expiring 05/02/23	SCL	NZD	4,338	2,704,129	2,712,390	—	(8,261)
Expiring 05/02/23	SCL	NZD	828	516,308	517,885	—	(1,577)
Norwegian Krone,
Expiring 04/04/23	BNP	NOK	64,600	6,199,134	6,171,241	27,893	—
Peruvian Nuevo Sol,
Expiring 04/10/23	CITI	PEN	4,507	1,194,035	1,197,025	—	(2,990)
Expiring 05/10/23	GSB	PEN	37,550	9,436,932	9,951,775	—	(514,843)
Expiring 05/10/23	GSB	PEN	6,864	1,725,056	1,819,168	—	(94,112)
Expiring 06/21/23	BARC	PEN	1,637	430,493	432,712	—	(2,219)
Expiring 06/21/23	SCB	PEN	1,777	466,065	469,712	—	(3,647)
Expiring 07/03/23	CITI	PEN	11,280	2,903,299	2,979,641	—	(76,342)
Philippine Peso,
Expiring 06/21/23	JPM	PHP	107,005	1,937,450	1,969,382	—	(31,932)
Polish Zloty,
Expiring 04/19/23	BARC	PLN	2,048	456,940	473,993	—	(17,053)
A45

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2023 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Polish Zloty (cont’d.),
Expiring 04/19/23	BARC	PLN	1,007	$225,060	$233,104	$—	$(8,044)
Expiring 04/19/23	BARC	PLN	433	98,813	100,229	—	(1,416)
Expiring 04/19/23	BOA	PLN	1,415	324,483	327,375	—	(2,892)
Expiring 04/19/23	CITI	PLN	2,200	500,000	509,056	—	(9,056)
Expiring 04/19/23	MSI	PLN	5,728	1,302,282	1,325,552	—	(23,270)
Expiring 04/19/23	MSI	PLN	3,545	811,000	820,424	—	(9,424)
Singapore Dollar,
Expiring 04/14/23	HSBC	SGD	388	293,674	291,682	1,992	—
Expiring 04/14/23	UAGS	SGD	306	230,551	230,016	535	—
Expiring 06/21/23	HSBC	SGD	1,114	826,004	839,310	—	(13,306)
South African Rand,
Expiring 06/21/23	HSBC	ZAR	3,849	211,000	214,636	—	(3,636)
Expiring 06/21/23	JPM	ZAR	4,859	265,000	270,957	—	(5,957)
Expiring 06/21/23	MSI	ZAR	8,117	445,000	452,588	—	(7,588)
Expiring 06/21/23	MSI	ZAR	3,858	211,000	215,119	—	(4,119)
South Korean Won,
Expiring 04/14/23	BNP	KRW	36,144	27,712	27,687	25	—
Expiring 04/14/23	CITI	KRW	1,339,269	1,026,929	1,025,899	1,030	—
Expiring 04/14/23	HSBC	KRW	265,168	205,000	203,122	1,878	—
Expiring 04/14/23	JPM	KRW	1,021,989	778,984	782,857	—	(3,873)
Expiring 06/21/23	CITI	KRW	3,163,039	2,408,356	2,432,947	—	(24,591)
Expiring 06/21/23	CITI	KRW	443,164	341,000	340,873	127	—
Expiring 06/21/23	CITI	KRW	273,076	211,000	210,045	955	—
Expiring 06/21/23	JPM	KRW	356,912	273,000	274,530	—	(1,530)
Expiring 06/21/23	MSI	KRW	549,273	418,000	422,490	—	(4,490)
Expiring 06/21/23	SCB	KRW	802,662	610,000	617,392	—	(7,392)
Swiss Franc,
Expiring 04/19/23	MSI	CHF	202	219,478	221,179	—	(1,701)
Thai Baht,
Expiring 06/21/23	BOA	THB	38,519	1,108,000	1,135,872	—	(27,872)
Expiring 06/21/23	HSBC	THB	19,078	556,000	562,592	—	(6,592)
Expiring 06/21/23	MSI	THB	30,648	895,000	903,764	—	(8,764)
Expiring 06/21/23	MSI	THB	12,233	351,617	360,747	—	(9,130)
Expiring 06/21/23	SCB	THB	18,810	540,000	554,687	—	(14,687)
				$693,003,756	$698,781,961	1,915,683	(7,693,888)
						$4,668,495	$(8,294,915)
Cross currency exchange contracts outstanding at March 31, 2023:
Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts:
04/19/23	Buy	AUD	309	JPY	27,996	$—	$(4,799)	GSI
04/19/23	Buy	AUD	607	JPY	55,724	—	(14,939)	CITI
04/19/23	Buy	CZK	11,488	EUR	485	3,697	—	TD
04/19/23	Buy	EUR	378	JPY	52,244	15,704	—	BARC
04/19/23	Buy	EUR	389	HUF	150,364	—	(4,374)	BARC
04/19/23	Buy	EUR	654	PLN	3,119	—	(11,712)	CITI
04/19/23	Buy	EUR	1,014	CZK	24,292	—	(20,995)	BOA
04/19/23	Buy	HUF	129,334	EUR	322	16,922	—	BARC
04/19/23	Buy	HUF	155,312	EUR	389	17,758	—	BOA
04/19/23	Buy	HUF	167,309	EUR	423	15,308	—	BOA
04/19/23	Buy	HUF	183,027	EUR	461	18,740	—	HSBC
A46

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Cross currency exchange contracts outstanding at March 31, 2023 (continued):
Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts (cont’d.):
04/19/23	Buy	PLN	1,929	EUR	410	$1,211	$—	BARC
04/19/23	Buy	PLN	1,976	EUR	415	6,568	—	MSI
04/19/23	Buy	PLN	2,055	EUR	432	6,348	—	BOA
04/19/23	Buy	PLN	2,940	EUR	625	2,390	—	JPM
						$104,646	$(56,819)
Credit default swap agreements outstanding at March 31, 2023:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2023(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on asset-backed and/or mortgage-backed securities - Sell Protection(2)^:
GS_21-PJA	04/14/23	0.500%(M)	6,258	*	$5,383	$(584)	$5,967	GSI

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at March 31, 2023(4)	Value at Trade Date	Value at March 31, 2023	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
British Telecommunications PLC	12/20/27	1.000%(Q)	EUR	2,000	1.061%	$(5,713)	$(4,968)	$745
General Electric Co.	12/20/23	1.000%(Q)		1,800	0.267%	(13,574)	10,032	23,606
General Electric Co.	12/20/23	1.000%(Q)		300	0.267%	(2,815)	1,672	4,487
Jaguar Land Rover Automotive	06/20/26	5.000%(Q)	EUR	800	6.688%	34,858	(38,019)	(72,877)
Rolls-Royce PLC	12/20/24	1.000%(Q)	EUR	1,000	*	(1,332)	(5,800)	(4,468)
						$11,424	$(37,083)	$(48,507)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
People’s Republic of China	06/20/23	(1.000)%(Q)		4,900	$(9,350)	$(5,441)	$(3,909)	GSI
South Korea Govt.	06/20/23	(1.000)%(Q)		6,800	(13,515)	(9,472)	(4,043)	BNP
South Korea Govt.	06/20/23	(1.000)%(Q)		1,700	(3,379)	(2,439)	(940)	HSBCNA
United Mexican States	06/20/23	1.000%(Q)		575	(1,248)	208	(1,456)	CITI
United Mexican States	06/20/23	1.000%(Q)		565	(1,227)	516	(1,743)	CITI
United Mexican States	06/20/23	1.000%(Q)		190	(412)	193	(605)	CITI
United Mexican States	06/20/23	1.000%(Q)		190	(413)	178	(591)	CITI
United Mexican States	06/20/23	1.000%(Q)		190	(412)	65	(477)	CITI
United Mexican States	06/20/23	1.000%(Q)		100	(217)	36	(253)	CITI
United Mexican States	12/20/24	1.000%(Q)		140	(1,368)	340	(1,708)	CITI
United States of America	12/20/27	0.250%(Q)	EUR	420	4,548	2,323	2,225	BARC
United States of America	12/20/27	0.250%(Q)	EUR	420	4,548	2,323	2,225	BARC
United States of America	12/20/32	0.250%(Q)	EUR	210	3,358	2,553	805	BNP
					$(19,087)	$(8,617)	$(10,470)

A47

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Credit default swap agreements outstanding at March 31, 2023: (continued)
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2023(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Federative Republic of Brazil	12/20/23	1.000%(Q)	200	0.372%	$965	$(1,153)	$2,118	HSBCNA
International Bank for Reconstruction and Development	06/20/23	0.250%(Q)	4,770	0.194%	986	1,043	(57)	BOA
Petroleos Mexicanos	06/20/23	1.000%(Q)	480	2.562%	(1,501)	(1,528)	27	CITI
Petroleos Mexicanos	06/20/23	1.000%(Q)	470	2.562%	(1,469)	(1,797)	328	CITI
Petroleos Mexicanos	06/20/23	1.000%(Q)	160	2.562%	(500)	(627)	127	CITI
Petroleos Mexicanos	06/20/23	1.000%(Q)	160	2.562%	(500)	(615)	115	CITI
Petroleos Mexicanos	06/20/23	1.000%(Q)	160	2.562%	(500)	(512)	12	CITI
Petroleos Mexicanos	06/20/23	1.000%(Q)	80	2.562%	(250)	(254)	4	CITI
Petroleos Mexicanos	12/20/24	1.000%(Q)	140	4.158%	(7,060)	(4,552)	(2,508)	CITI
Republic of Colombia	06/20/27	1.000%(Q)	1,100	2.348%	(55,255)	(42,443)	(12,812)	BNP
Republic of Colombia	06/20/27	1.000%(Q)	800	2.348%	(40,185)	(23,330)	(16,855)	GSI
Republic of Colombia	06/20/27	1.000%(Q)	800	2.348%	(40,185)	(23,330)	(16,855)	MSCS
Republic of Columbia	12/20/26	1.000%(Q)	3,400	2.165%	(132,164)	(69,366)	(62,798)	BNP
Republic of Columbia	12/20/27	1.000%(Q)	900	2.611%	(59,501)	(72,727)	13,226	MSCS
Republic of Columbia	12/20/27	1.000%(Q)	400	2.611%	(26,445)	(32,323)	5,878	GSI
Republic of Columbia	12/20/27	1.000%(Q)	200	2.611%	(13,222)	(16,165)	2,943	BNP
Republic of South Africa	12/20/25	1.000%(Q)	1,100	1.746%	(20,474)	(34,265)	13,791	GSI
Republic of Turkey	12/20/23	1.000%(Q)	1,600	2.584%	(17,393)	(45,715)	28,322	BOA
Republic of Turkey	12/20/23	1.000%(Q)	400	2.584%	(4,348)	(10,075)	5,727	BARC
Republic of Turkey	12/20/23	1.000%(Q)	200	2.584%	(2,174)	(4,865)	2,691	BARC
Republic of Turkey	06/20/27	1.000%(Q)	1,500	4.955%	(206,701)	(289,410)	82,709	BNP
					$(627,876)	$(674,009)	$46,133

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Value at Trade Date	Value at March 31, 2023	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on credit indices - Buy Protection(1):
CDX.NA.IG.37	12/20/31	1.000%(Q)		1,200	$2,065	$441	$(1,624)
CDX.NA.IG.38	06/20/32	1.000%(Q)		1,300	17,797	3,166	(14,631)
CDX.NA.IG.39	12/20/32	1.000%(Q)		13,900	138,007	98,197	(39,810)
CDX.NA.IG.40	06/20/33	1.000%(Q)		39,600	612,007	323,593	(288,414)
CDX.NA.IG.40.V1	06/20/28	1.000%(Q)		27,715	(133,178)	(326,219)	(193,041)
iTraxx Europe Series 39	06/20/33	1.000%(Q)	EUR	12,000	283,557	175,656	(107,901)
					$920,255	$274,834	$(645,421)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2023(4)	Value at Trade Date	Value at March 31, 2023	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on credit indices - Sell Protection(2):
CDX.NA.IG.39	12/20/27	1.000%(Q)	16,100	0.726%	$173,697	$192,626	$18,929
CDX.NA.IG.40	06/20/28	1.000%(Q)	49,000	0.754%	312,575	576,754	264,179
					$486,272	$769,380	$283,108

A48

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Credit default swap agreements outstanding at March 31, 2023: (continued)
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2023(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on credit indices - Sell Protection(2):
CMBX.NA.8.AAA	10/17/57	0.500%(M)	3,300	*	$(6,818)	$(155,860)	$149,042	DB
CMBX.NA.8.AAA	10/17/57	0.500%(M)	1,000	*	(2,066)	(46,885)	44,819	GSI
CMBX.NA.8.AAA	10/17/57	0.500%(M)	600	*	(1,239)	(37,940)	36,701	ML
					$(10,123)	$(240,685)	$230,562
The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
*	When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Portfolio is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Currency swap agreements outstanding at March 31, 2023:
Notional Amount (000)#		Fund Receives	Notional Amount (000)#	Fund Pays	Counterparty	Termination Date	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
OTC Currency Swap Agreements:
AUD	8,100	3 Month BBSW plus 42.00 bps(Q)/ 4.135%	5,589	3 Month LIBOR(Q)/ 5.193%	CITI	07/31/29	$11,842	$—	$11,842
AUD	8,000	3 Month BBSW plus 42.25 bps(Q)/ 4.137%	5,520	3 Month LIBOR(Q)/ 5.193%	GSB	08/01/29	12,275	—	12,275
							$24,117	$—	$24,117

A49

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Inflation swap agreements outstanding at March 31, 2023:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2023	Unrealized Appreciation (Depreciation)
Centrally Cleared Inflation Swap Agreements:
EUR	2,940	03/15/24	1.030%(T)	France CPI ex Tobacco Household(1)(T)	$(220)	$281,893	$282,113
EUR	4,400	09/15/24	3.520%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	(1,843)	(62,380)	(60,537)
EUR	2,100	09/15/24	3.720%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	(3,280)	(20,759)	(17,479)
EUR	5,900	09/15/24	3.850%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	—	(41,838)	(41,838)
EUR	1,600	05/15/27	3.000%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	659	54,584	53,925
EUR	700	05/15/27	3.130%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	—	18,928	18,928
EUR	440	03/15/28	1.535%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	56	(71,180)	(71,236)
EUR	3,400	03/15/28	2.260%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	—	61,247	61,247
EUR	1,710	05/15/28	1.620%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	65	(267,110)	(267,175)
EUR	2,500	08/15/30	2.359%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	12,251	112,827	100,576
EUR	9,500	03/15/31	1.380%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	(54,976)	(2,119,929)	(2,064,953)
EUR	2,600	05/15/32	2.600%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	12,273	117,101	104,828
EUR	900	06/15/32	2.570%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	—	28,676	28,676
EUR	2,200	06/15/32	2.720%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	(14,186)	34,876	49,062
EUR	1,400	07/15/32	2.470%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	—	57,964	57,964
EUR	500	03/15/33	1.710%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	(407)	89,080	89,487
EUR	1,790	05/15/37	2.488%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	1,979	(109,176)	(111,155)
EUR	40	01/15/38	1.910%(T)	France CPI ex Tobacco Household(2)(T)	37	(7,302)	(7,339)
EUR	315	03/15/48	1.946%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	904	(84,892)	(85,796)
EUR	300	03/15/52	2.580%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	232	(30,444)	(30,676)
EUR	600	03/15/52	2.590%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	(15,161)	(58,842)	(43,681)
EUR	200	04/15/52	2.550%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	248	(19,564)	(19,812)
EUR	260	05/15/52	2.421%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	—	(35,015)	(35,015)
EUR	700	12/15/52	2.590%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	—	(19,618)	(19,618)
	4,070	04/27/23	2.263%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	(15)	363,635	363,650
	1,140	05/09/23	2.263%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	102,900	102,900
	1,760	05/10/23	2.281%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	154,099	154,099
	5,200	02/26/26	2.314%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	529,670	529,670
	5,000	03/05/26	2.419%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	483,670	483,670
	4,000	05/13/26	2.768%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	304,896	304,896
	1,600	05/14/26	2.813%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	118,208	118,208
	2,880	05/25/26	2.703%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	335	226,053	225,718
	300	06/01/26	2.690%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	23,511	23,511
	3,660	02/05/28	2.335%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	4,563	(356,650)	(361,213)
	1,140	05/09/28	2.353%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(108,046)	(108,046)
	1,720	05/09/28	2.360%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(161,674)	(161,674)
	1,760	05/10/28	2.364%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(164,842)	(164,842)
	500	06/06/28	2.370%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	(56)	(47,276)	(47,220)
	200	08/26/28	2.573%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	13,782	13,782
	900	09/10/28	2.645%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	55,173	55,173
	2,700	07/25/29	1.998%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	1,408	(366,717)	(368,125)
	3,300	11/20/29	1.883%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	2,218	(494,800)	(497,018)
	6,000	05/19/30	1.280%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(1,250,154)	(1,250,154)
	7,300	02/24/31	2.311%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	2,675	850,570	847,895
					$(50,241)	$(1,814,865)	$(1,764,624)
(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.
Interest rate swap agreements outstanding at March 31, 2023:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2023	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
AUD	81,200	03/15/24	3.750%(Q)	3 Month BBSW(1)(Q)/ 3.715%	$69,780	$(100,932)	$(170,712)
AUD	9,000	06/17/30	1.250%(S)	6 Month BBSW(1)(S)/ 3.795%	(139,811)	983,183	1,122,994
A50

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest rate swap agreements outstanding at March 31, 2023 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2023	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
AUD	1,800	09/15/32	4.250%(S)	6 Month BBSW(2)(S)/ 3.795%	$(2,193)	$3,725	$5,918
AUD	50,100	09/15/32	4.500%(S)	6 Month BBSW(2)(S)/ 3.795%	(27,589)	431,277	458,866
AUD	2,900	03/15/33	4.250%(S)	6 Month BBSW(2)(S)/ 3.795%	(29,602)	62,735	92,337
BRL	15,000	01/04/27	6.280%(T)	1 Day BROIS(1)(T)/ 0.0508%	—	480,672	480,672
CAD	3,500	03/03/25	1.220%(S)	3 Month CDOR(2)(S)/ 5.028%	—	(152,344)	(152,344)
CAD	5,600	06/17/25	1.500%(S)	3 Month CDOR(2)(S)/ 5.028%	(19,013)	(268,493)	(249,480)
CAD	4,470	03/15/28	3.250%(S)	3 Month CDOR(1)(S)/ 5.028%	(13,834)	23,760	37,594
CAD	6,600	12/18/29	1.900%(S)	3 Month CDOR(2)(S)/ 5.028%	53,050	(449,587)	(502,637)
CAD	14,500	06/17/30	1.500%(S)	3 Month CDOR(2)(S)/ 5.028%	43,296	(1,334,128)	(1,377,424)
CAD	2,300	03/15/33	3.250%(S)	3 Month CDOR(1)(S)/ 5.028%	1,247	9,796	8,549
CHF	100	02/10/27	0.294%(A)	3 Month SARON(2)(A)/ 1.419%	(165)	(6,670)	(6,505)
CHF	3,200	02/14/27	0.283%(A)	3 Month SARON(2)(A)/ 1.419%	—	(215,453)	(215,453)
CHF	2,600	02/15/27	0.300%(A)	3 Month SARON(2)(A)/ 1.419%	—	(173,074)	(173,074)
CHF	2,000	05/16/27	0.343%(A)	3 Month SARON(2)(A)/ 1.419%	—	(134,710)	(134,710)
CNH	28,400	03/16/27	2.500%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.700%	9,878	(32,148)	(42,026)
CNH	22,000	12/21/27	2.500%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.700%	(12,488)	(39,926)	(27,438)
CZK	17,500	01/30/29	1.913%(A)	6 Month PRIBOR(2)(S)/ 7.200%	—	(125,488)	(125,488)
EUR	26,900	11/21/23	(0.526)%(A)	3 Month EURIBOR(2)(Q)/ 3.038%	—	(847,153)	(847,153)
EUR	4,700	03/30/24	1.000%(A)	6 Month EURIBOR(2)(S)/ 3.341%	(9,097)	(124,836)	(115,739)
EUR	700	08/10/24	0.550%(A)	6 Month EURIBOR(2)(S)/ 3.341%	—	(29,860)	(29,860)
EUR	200	08/10/24	0.550%(A)	6 Month EURIBOR(2)(S)/ 3.341%	—	(8,531)	(8,531)
EUR	15,000	11/23/24	1.000%(A)	1 Day EuroSTR(2)(A)/ 2.884%	(401,565)	(649,652)	(248,087)
EUR	5,100	09/20/25	3.500%(A)	6 Month EURIBOR(2)(S)/ 3.341%	(34,986)	19,545	54,531
EUR	28,270	03/19/27	3.000%(A)	6 Month EURIBOR(2)(S)/ 3.341%	178,372	105,567	(72,805)
EUR	1,200	04/11/27	0.700%(A)	6 Month EURIBOR(2)(S)/ 3.341%	—	(119,751)	(119,751)
EUR	1,100	04/11/27	0.700%(A)	6 Month EURIBOR(2)(S)/ 3.341%	—	(109,772)	(109,772)
EUR	2,600	04/12/27	0.650%(A)	6 Month EURIBOR(2)(S)/ 3.341%	—	(266,767)	(266,767)
EUR	2,100	04/12/27	0.650%(A)	6 Month EURIBOR(2)(S)/ 3.341%	—	(215,466)	(215,466)
EUR	1,400	05/11/27	0.650%(A)	6 Month EURIBOR(2)(S)/ 3.341%	—	(146,106)	(146,106)
EUR	1,400	05/11/27	0.650%(A)	6 Month EURIBOR(2)(S)/ 3.341%	—	(146,106)	(146,106)
EUR	2,600	05/13/27	1.000%(A)	6 Month EURIBOR(2)(S)/ 3.341%	—	(224,540)	(224,540)
EUR	2,400	05/13/27	1.000%(A)	6 Month EURIBOR(2)(S)/ 3.341%	—	(207,268)	(207,268)
EUR	1,200	05/18/27	1.000%(A)	6 Month EURIBOR(2)(S)/ 3.341%	—	(103,508)	(103,508)
EUR	1,100	05/18/27	1.000%(A)	6 Month EURIBOR(2)(S)/ 3.341%	—	(94,882)	(94,882)
EUR	83,800	09/20/28	3.000%(A)	6 Month EURIBOR(2)(S)/ 3.341%	(773,903)	77,885	851,788
EUR	5,600	08/15/32	2.879%(A)	6 Month EURIBOR(2)(S)/ 3.341%	—	(32,010)	(32,010)
EUR	14,700	11/04/32	0.000%(A)	6 Month EURIBOR(2)(S)/ 3.341%	—	(4,040,092)	(4,040,092)
EUR	14,400	11/08/32	0.000%(A)	6 Month EURIBOR(2)(S)/ 3.341%	—	(3,962,523)	(3,962,523)
EUR	1,000	03/09/33	2.547%(A)	6 Month EURIBOR(2)(S)/ 3.341%	—	(39,161)	(39,161)
EUR	12,550	03/15/33	3.000%(A)	6 Month EURIBOR(1)(S)/ 3.341%	(126,204)	(79,453)	46,751
EUR	78,500	09/20/33	3.000%(A)	6 Month EURIBOR(2)(S)/ 3.341%	(262,715)	458,131	720,846
EUR	2,200	09/20/33	3.000%(A)	6 Month EURIBOR(2)(S)/ 3.341%	(21,114)	12,840	33,954
EUR	5,790	09/21/37	2.250%(A)	6 Month EURIBOR(2)(S)/ 3.341%	(431)	(455,138)	(454,707)
EUR	3,540	09/21/42	2.250%(A)	6 Month EURIBOR(2)(S)/ 3.341%	261,936	(290,420)	(552,356)
EUR	450	05/27/50	0.054%(A)	6 Month EURIBOR(1)(S)/ 3.341%	—	200,917	200,917
EUR	2,400	11/04/52	0.190%(A)	6 Month EURIBOR(1)(S)/ 3.341%	—	1,239,977	1,239,977
EUR	2,500	11/04/52	0.195%(A)	6 Month EURIBOR(1)(S)/ 3.341%	—	1,288,845	1,288,845
EUR	4,800	11/08/52	0.197%(A)	6 Month EURIBOR(1)(S)/ 3.341%	—	2,473,212	2,473,212
EUR	900	11/17/52	0.064%(A)	6 Month EURIBOR(1)(S)/ 3.341%	—	490,139	490,139
EUR	17,500	09/20/53	2.500%(A)	6 Month EURIBOR(1)(S)/ 3.341%	272,589	(143,836)	(416,425)
EUR	1,900	09/20/53	2.500%(A)	6 Month EURIBOR(1)(S)/ 3.341%	30,338	(15,616)	(45,954)
GBP	508	05/08/23	0.950%(A)	1 Day SONIA(1)(A)/ 4.178%	(11,574)	20,295	31,869
GBP	565	05/08/24	0.950%(A)	1 Day SONIA(1)(A)/ 4.178%	(17,910)	35,643	53,553
GBP	400	09/20/25	4.000%(A)	1 Day SONIA(2)(A)/ 4.178%	(3,223)	(901)	2,322
GBP	2,737	05/08/26	1.000%(A)	1 Day SONIA(1)(A)/ 4.178%	(144,600)	337,932	482,532
A51

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest rate swap agreements outstanding at March 31, 2023 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2023	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
GBP	6,400	09/20/28	3.750%(A)	1 Day SONIA(2)(A)/ 4.178%	$(29,404)	$36,825	$66,229
GBP	1,205	05/08/29	1.100%(A)	1 Day SONIA(1)(A)/ 4.178%	(94,015)	220,793	314,808
GBP	247	05/08/31	1.150%(A)	1 Day SONIA(1)(A)/ 4.178%	(10,753)	52,799	63,552
GBP	25,900	09/20/33	3.500%(A)	1 Day SONIA(2)(A)/ 4.178%	(214,772)	347,251	562,023
GBP	1,100	09/20/53	3.250%(A)	1 Day SONIA(2)(A)/ 4.178%	(35,126)	20,632	55,758
INR	618,011	03/15/28	6.250%(S)	1 Month MIBOR(1)(S)/ 7.790%	6,438	17,051	10,613
INR	308,057	03/15/28	6.500%(S)	1 Month MIBOR(2)(S)/ 7.790%	3,488	31,937	28,449
INR	467,070	03/15/28	6.500%(S)	1 Month MIBOR(2)(S)/ 7.790%	(2,558)	48,422	50,980
INR	102,400	03/16/32	6.250%(S)	1 Month MIBOR(1)(S)/ 7.790%	73,584	14,985	(58,599)
JPY	2,520,000	03/16/24	0.000%(A)	1 Day TONAR(2)(A)/ (0.030)%	(9,462)	(10,027)	(565)
JPY	490,000	06/19/24	0.000%(S)	1 Day TONAR(1)(S)/ (0.030)%	(4,157)	6,534	10,691
JPY	6,590,000	06/17/25	0.000%(S)	1 Day TONAR(1)(S)/ (0.030)%	(63,865)	236,169	300,034
JPY	1,670,000	12/15/26	0.000%(A)	1 Day TONAR(2)(A)/ (0.030)%	(137,286)	(108,933)	28,353
JPY	90,000	12/16/30	0.000%(S)	1 Day TONAR(1)(S)/ (0.030)%	3,851	29,507	25,656
JPY	320,000	08/17/31	0.000%(A)	1 Day TONAR(1)(A)/ (0.030)%	20,271	109,396	89,125
JPY	340,000	12/15/31	0.050%(A)	1 Day TONAR(2)(A)/ (0.030)%	(86,660)	(113,928)	(27,268)
JPY	510,000	03/15/32	0.250%(A)	1 Day TONAR(1)(A)/ (0.030)%	97,740	113,375	15,635
JPY	1,930,000	06/19/39	0.400%(S)	1 Day TONAR(2)(S)/ (0.030)%	412,733	(1,230,293)	(1,643,026)
JPY	711,000	12/15/41	0.200%(A)	1 Day TONAR(1)(A)/ (0.030)%	518,494	721,752	203,258
JPY	239,000	03/15/42	0.500%(A)	1 Day TONAR(1)(A)/ (0.030)%	69,837	152,900	83,063
JPY	110,000	12/15/51	0.450%(A)	1 Day TONAR(1)(A)/ (0.030)%	150,526	127,937	(22,589)
JPY	1,430,000	06/15/52	0.800%(A)	1 Day TONAR(2)(A)/ (0.030)%	(176,370)	(669,368)	(492,998)
KRW	15,800,380	09/21/27	3.000%(Q)	3 Month KWCDC(2)(Q)/ 3.590%	(34,335)	(89,617)	(55,282)
KRW	11,865,710	09/21/27	3.250%(Q)	3 Month KWCDC(2)(Q)/ 3.590%	25,117	28,842	3,725
KRW	8,023,016	03/15/28	3.000%(Q)	3 Month KWCDC(2)(Q)/ 3.590%	(21,595)	(45,195)	(23,600)
KRW	21,676,200	03/15/28	3.250%(Q)	3 Month KWCDC(2)(Q)/ 3.590%	31,349	71,715	40,366
KRW	8,984,964	03/15/28	3.500%(Q)	3 Month KWCDC(2)(Q)/ 3.590%	422	110,066	109,644
KRW	2,682,200	06/15/32	3.000%(Q)	3 Month KWCDC(2)(Q)/ 3.590%	1,067	(18,541)	(19,608)
KRW	938,400	06/15/32	3.250%(Q)	3 Month KWCDC(2)(Q)/ 3.590%	2,414	8,209	5,795
MXN	20,200	02/26/25	6.080%(M)	28 Day Mexican Interbank Rate(2)(M)/ 11.520%	—	(79,085)	(79,085)
MXN	25,300	07/07/25	4.870%(M)	28 Day Mexican Interbank Rate(2)(M)/ 11.520%	1,677	(141,737)	(143,414)
NOK	9,200	11/12/24	1.993%(A)	6 Month NIBOR(1)(S)/ 3.960%	(4,815)	30,015	34,830
NOK	13,200	03/18/25	1.635%(A)	6 Month NIBOR(1)(S)/ 3.960%	—	45,131	45,131
NZD	750	03/17/24	0.528%(S)	3 Month BBR(2)(Q)/ 5.225%	(15)	(21,877)	(21,862)
NZD	43,500	06/14/24	4.000%(S)	3 Month BBR(2)(Q)/ 5.225%	(67,503)	(337,615)	(270,112)
NZD	20,500	03/20/25	4.750%(S)	3 Month BBR(2)(Q)/ 5.225%	(4,668)	2,741	7,409
NZD	19,300	03/20/25	5.250%(S)	3 Month BBR(2)(Q)/ 5.225%	(3,377)	57,985	61,362
NZD	5,100	06/15/27	3.750%(S)	3 Month BBR(2)(Q)/ 5.225%	(36,900)	(63,175)	(26,275)
NZD	3,300	03/21/28	3.250%(S)	3 Month BBR(1)(Q)/ 5.225%	6,174	107,667	101,493
SEK	23,000	06/19/24	0.500%(A)	3 Month STIBOR(2)(Q)/ 3.364%	13,312	(77,608)	(90,920)
SGD	319	06/15/27	3.000%(S)	1 Day SORA(2)(S)/ 3.584%	(40)	128	168
SGD	1,840	09/21/27	2.750%(S)	1 Day SORA(1)(S)/ 3.584%	30,218	11,594	(18,624)
SGD	1,420	12/21/27	3.250%(S)	1 Day SORA(2)(S)/ 3.584%	11,378	14,330	2,952
SGD	3,850	12/21/27	3.750%(S)	1 Day SORA(2)(S)/ 3.584%	(20,725)	106,033	126,758
THB	88,960	03/15/28	2.250%(Q)	1 Day THOR(1)(Q)/ 1.740%	(13,884)	(10,378)	3,506
	34,100	04/27/23	4.815%(Q)	1 Month LIBOR(2)(Q)/ 4.858%	(354)	4,847	5,201
	34,100	04/27/23	4.815%(Q)	3 Month LIBOR(1)(Q)/ 5.193%	—	965	965
	7,400	03/07/24	4.789%(Q)	1 Month LIBOR(2)(Q)/ 4.858%	—	(13,263)	(13,263)
	7,400	03/07/24	4.789%(Q)	3 Month LIBOR(1)(Q)/ 5.193%	—	16,684	16,684
	27,600	06/15/24	1.750%(A)	1 Day SOFR(2)(A)/ 4.870%	(963,478)	(1,262,385)	(298,907)
	14,900	06/30/24	2.965%(A)	1 Day SOFR(2)(A)/ 4.870%	—	(368,261)	(368,261)
	12,100	06/30/24	2.968%(A)	1 Day SOFR(2)(A)/ 4.870%	—	(298,342)	(298,342)
	11,250	08/25/24	1.298%(S)	3 Month LIBOR(1)(Q)/ 5.193%	—	560,754	560,754
	13,000	08/31/24	1.249%(S)	3 Month LIBOR(1)(Q)/ 5.193%	—	657,631	657,631
	27,600	09/06/24	4.433%(Q)	1 Month LIBOR(2)(Q)/ 4.858%	2,642	(103,429)	(106,071)
A52

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest rate swap agreements outstanding at March 31, 2023 (continued):
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2023	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
27,600	09/06/24	4.433%(Q)	3 Month LIBOR(1)(Q)/ 5.193%	$—	$119,490	$119,490
17,700	09/27/24	4.427%(Q)	1 Month LIBOR(2)(Q)/ 4.858%	—	(61,171)	(61,171)
17,700	09/27/24	4.427%(Q)	3 Month LIBOR(1)(Q)/ 5.193%	—	69,812	69,812
19,500	10/04/24	4.409%(Q)	1 Month LIBOR(2)(Q)/ 4.858%	—	(77,505)	(77,505)
19,500	10/04/24	4.409%(Q)	3 Month LIBOR(1)(Q)/ 5.193%	—	95,137	95,137
7,208	03/08/25	4.946%(A)	1 Day SOFR(2)(A)/ 4.870%	—	110,280	110,280
9,328	03/09/25	5.110%(A)	1 Day SOFR(2)(A)/ 4.870%	—	171,880	171,880
21,087	03/10/25	5.088%(A)	1 Day SOFR(2)(A)/ 4.870%	—	379,486	379,486
29,500	03/31/25	4.159%(A)	1 Day SOFR(1)(A)/ 4.870%	(66,963)	(79,311)	(12,348)
2,300	04/30/25	2.710%(A)	1 Day USOIS(1)(A)/ 4.830%	—	41,658	41,658
6,020	06/21/25	3.750%(A)	1 Day SOFR(1)(A)/ 4.870%	15,149	13,929	(1,220)
24,700	11/30/26	2.965%(A)	1 Day SOFR(1)(A)/ 4.870%	1,840	631,947	630,107
56,700	12/15/26	1.250%(S)	3 Month LIBOR(1)(Q)/ 5.193%	(444,797)	4,961,804	5,406,601
11,200	12/15/26	1.250%(S)	3 Month LIBOR(1)(Q)/ 5.193%	(73,291)	980,110	1,053,401
8,400	05/31/27	3.329%(A)	1 Day SOFR(2)(A)/ 4.870%	—	(45,670)	(45,670)
4,100	05/31/27	3.361%(A)	1 Day SOFR(2)(A)/ 4.870%	—	(17,243)	(17,243)
200	05/31/27	3.404%(A)	1 Day SOFR(2)(A)/ 4.870%	—	(511)	(511)
12,100	06/15/27	1.000%(A)	1 Day SOFR(1)(A)/ 4.870%	364,608	1,383,564	1,018,956
44,400	06/15/27	1.750%(A)	1 Day SOFR(1)(A)/ 4.870%	2,665,354	3,519,405	854,051
37,200	01/15/28	0.400%(S)	3 Month LIBOR(2)(Q)/ 5.193%	(243,838)	(5,678,186)	(5,434,348)
800	03/10/28	3.800%(A)	1 Day SOFR(2)(A)/ 4.870%	—	14,399	14,399
5,810	06/21/28	3.250%(A)	1 Day SOFR(2)(A)/ 4.870%	(59,535)	(8,663)	50,872
10,200	11/21/28	1.840%(S)	3 Month LIBOR(1)(Q)/ 5.193%	—	700,842	700,842
17,700	12/15/28	1.500%(S)	3 Month LIBOR(2)(Q)/ 5.193%	222,447	(1,864,568)	(2,087,015)
2,400	01/20/29	1.630%(S)	3 Month LIBOR(2)(Q)/ 5.193%	—	(261,392)	(261,392)
3,900	03/22/29	1.888%(A)	1 Day SOFR(2)(A)/ 4.870%	—	(300,071)	(300,071)
4,600	04/30/29	2.730%(A)	1 Day SOFR(1)(A)/ 4.870%	—	173,554	173,554
3,800	04/30/29	2.819%(A)	1 Day SOFR(1)(A)/ 4.870%	—	123,269	123,269
7,100	06/15/29	1.000%(A)	1 Day SOFR(2)(A)/ 4.870%	(543,023)	(1,035,929)	(492,906)
4,700	06/30/29	3.454%(A)	1 Day SOFR(2)(A)/ 4.870%	—	31,135	31,135
4,300	06/30/29	3.898%(A)	1 Day SOFR(2)(A)/ 4.870%	—	140,070	140,070
500	09/08/29	3.050%(A)	1 Day SOFR(2)(A)/ 4.870%	—	(9,022)	(9,022)
2,000	09/09/29	3.100%(A)	1 Day SOFR(2)(A)/ 4.870%	—	(29,828)	(29,828)
1,000	02/22/30	3.470%(A)	1 Day SOFR(2)(A)/ 4.870%	—	11,768	11,768
12,400	11/15/31	1.695%(A)	1 Day SOFR(2)(A)/ 4.870%	(18,517)	(1,528,312)	(1,509,795)
4,500	06/15/32	1.750%(A)	1 Day SOFR(1)(A)/ 4.870%	526,497	573,895	47,398
7,900	11/15/32	3.048%(A)	1 Day SOFR(1)(A)/ 4.870%	(4,267)	99,318	103,585
3,500	11/15/32	3.070%(A)	1 Day SOFR(1)(A)/ 4.870%	—	38,214	38,214
6,200	11/15/32	3.083%(A)	1 Day SOFR(1)(A)/ 4.870%	—	60,944	60,944
4,500	11/15/32	3.086%(A)	1 Day SOFR(1)(A)/ 4.870%	44,416	42,987	(1,429)
5,900	11/15/32	3.089%(A)	1 Day SOFR(1)(A)/ 4.870%	—	54,905	54,905
3,000	11/15/32	3.106%(A)	1 Day SOFR(1)(A)/ 4.870%	—	23,735	23,735
4,100	11/15/32	3.139%(A)	1 Day SOFR(1)(A)/ 4.870%	—	21,323	21,323
5,000	11/15/32	3.173%(A)	1 Day SOFR(1)(A)/ 4.870%	(1,456)	12,211	13,667
3,400	11/15/32	3.174%(A)	1 Day SOFR(1)(A)/ 4.870%	—	7,926	7,926
1,700	02/27/33	3.430%(A)	1 Day SOFR(2)(A)/ 4.870%	—	30,477	30,477
1,600	03/01/33	3.370%(A)	1 Day SOFR(2)(A)/ 4.870%	—	20,623	20,623
1,400	03/07/33	3.450%(A)	1 Day SOFR(2)(A)/ 4.870%	—	27,897	27,897
11,820	06/21/33	3.000%(A)	1 Day SOFR(2)(A)/ 4.870%	(367,356)	(155,207)	212,149
15,800	02/13/34	3.085%(A)	1 Day SOFR(2)(A)/ 4.870%	(120,721)	60,111	180,832
9,500	06/15/52	1.750%(A)	1 Day SOFR(2)(A)/ 4.870%	(2,382,768)	(2,352,642)	30,126
1,500	09/16/52	2.906%(A)	1 Day SOFR(2)(A)/ 4.870%	—	(28,452)	(28,452)
2,300	06/21/53	2.750%(A)	1 Day SOFR(1)(A)/ 4.870%	182,637	82,084	(100,553)
2,100	11/21/53	1.888%(S)	3 Month LIBOR(2)(Q)/ 5.193%	—	(510,661)	(510,661)
7,000	02/13/54	2.865%(A)	1 Day SOFR(1)(A)/ 4.870%	133,663	(4,459)	(138,122)
A53

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest rate swap agreements outstanding at March 31, 2023 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2023	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
ZAR	28,300	06/20/23	7.250%(Q)	3 Month JIBAR(2)(Q)/ 7.958%	$(3,778)	$(1,126)	$2,652
					$(1,858,615)	$(6,789,420)	$(4,930,805)

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Interest Rate Swap Agreements:
MYR	7,300	09/21/27	3.500%(Q)	3 Month KLIBOR(1)(Q)/ 3.620%	$10,312	$1,892	$8,420	GSB
MYR	7,100	09/21/27	3.500%(Q)	3 Month KLIBOR(1)(Q)/ 3.620%	10,029	4,645	5,384	SCL
MYR	7,000	09/21/27	3.500%(Q)	3 Month KLIBOR(1)(Q)/ 3.620%	9,888	2,224	7,664	BOA
MYR	3,700	09/21/27	3.500%(Q)	3 Month KLIBOR(1)(Q)/ 3.620%	5,226	2,459	2,767	JPM
MYR	12,400	03/16/32	3.500%(Q)	3 Month KLIBOR(1)(Q)/ 3.620%	76,949	12,311	64,638	CITI
MYR	600	09/21/32	3.750%(Q)	3 Month KLIBOR(1)(Q)/ 3.620%	1,425	(464)	1,889	GSB
THB	4,636	09/21/27	2.000%(Q)	1 Day THOR(1)(Q)/ 1.740%	833	166	667	SCL
THB	141,100	09/21/27	2.250%(Q)	1 Day THOR(1)(Q)/ 1.740%	(19,221)	(19,981)	760	SCL
THB	32,200	09/21/27	2.250%(Q)	1 Day THOR(1)(Q)/ 1.740%	(4,386)	(6,976)	2,590	SCL
THB	67,800	03/15/28	2.000%(Q)	1 Day THOR(2)(Q)/ 1.740%	(15,743)	303	(16,046)	GSI
THB	205,340	03/15/28	2.250%(Q)	1 Day THOR(2)(Q)/ 1.740%	23,956	49,855	(25,899)	GSI
THB	153,190	03/15/28	2.250%(Q)	1 Day THOR(1)(Q)/ 1.740%	(17,871)	(7,999)	(9,872)	GSB
THB	115,080	03/15/28	2.250%(Q)	1 Day THOR(1)(Q)/ 1.740%	(13,426)	(10,439)	(2,987)	GSI
THB	81,928	03/15/28	2.250%(Q)	1 Day THOR(1)(Q)/ 1.740%	(9,558)	(7,537)	(2,021)	SCL
THB	68,408	03/15/28	2.250%(Q)	1 Day THOR(1)(Q)/ 1.740%	(7,981)	(7,776)	(205)	BOA
					$50,432	$12,683	$37,749

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.

A54

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Total return swap agreements outstanding at March 31, 2023:
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements:
Bloomberg Commodity Index Total Return(M)	3 Month U.S. Treasury Bill(M)/ 4.675%	JPM	02/15/24	1,533	$50,197	$—	$50,197
Bloomberg Commodity Index Total Return(Q)	3 Month U.S. Treasury Bill(Q)/ 4.675%	BOA	03/28/24	22,121	—	—	—
Bloomberg Commodity Index(T)	–	BNP	02/15/24	3,882	3,286	—	3,286
Bloomberg Commodity Index(T)	3 Month U.S. Treasury Bill(M)/ 4.675%	SGP	02/15/24	295	9,665	—	9,665
Bloomberg Commodity Index(T)	3 Month U.S. Treasury Bill(M)/ 4.675%	ML	02/15/24	1,268	41,508	—	41,508
Bloomberg Commodity Index(T)	3 Month U.S. Treasury Bill(M)/ 4.675%	CITI	02/15/24	1,662	54,400	—	54,400
Bloomberg Commodity Index(T)	3 Month U.S. Treasury Bill(M)/ 4.675%	BNP	02/15/24	3,557	116,471	—	116,471
Bloomberg Commodity Index(T)	3 Month U.S. Treasury Bill(M)/ 4.675%	BNP	02/15/24	5,538	186,267	—	186,267
Bloomberg Commodity Index(T)	3 Month U.S. Treasury Bill(M)/ 4.675%	GSI	02/15/24	26,076	877,101	—	877,101
Bloomberg Commodity Index(T)	3 Month U.S. Treasury Bill(M)/ 4.675%	BNP	02/15/24	66,689	2,182,709	—	2,182,709
CBOE SKEW Index(T)	–	GSI	02/15/24	3,546	10,287	—	10,287
Citigroup Civics 3 Total Return Index(T)	3 Month U.S. Treasury Bill(M)/ 4.675%	CITI	02/15/24	12,731	419,942	—	419,942
Dow Jones Wishire REIT Total Return Index(M)	1 Day USOIS +19bps(M)/ 5.020%	MSI	09/06/23	1,541	(215)	—	(215)
Dow Jones Wishire REIT Total Return Index(M)	1 Day USOIS +27bps(M)/ 5.100%	JPM	09/13/23	2,243	(318)	—	(318)
Dow Jones Wishire REIT Total Return Index(M)	1 Day USOIS +19.5bps(M)/ 5.025%	MSI	10/04/23	7,182	(1,002)	—	(1,002)
Dow Jones Wishire REIT Total Return Index(M)	1 Day USOIS +20bps(M)/ 5.030%	MSI	01/24/24	1,280	(179)	—	(179)
Dow Jones Wishire REIT Total Return Index(M)	1 Day USOIS +33bps(M)/ 5.160%	JPM	04/03/24	8,711	—	—	—
European Refined Margin, fixed price $11.62(T)(3)	–	MSCS	12/31/23	1	(26)	—	(26)
European Refined Margin, fixed price $15.07(T)(3)	–	BNP	12/31/23	(2)	8,170	—	8,170
European Refined Margin, fixed price $15.21(T)(3)	–	BNP	06/30/23	(2)	(2,924)	(6,382)	3,458
European Refined Margin, fixed price $15.24(T)(3)	–	JPM	06/30/23	(1)	(1,297)	—	(1,297)
European Refined Margin, fixed price $7.94(T)(3)	–	GSI	12/31/23	3	16,046	—	16,046
A55

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Total return swap agreements outstanding at March 31, 2023 (continued):
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
European Refined Margin, fixed price $8.00(T)(3)	–	MSCS	12/31/23	2	$10,592	$—	$10,592
European Refined Margin, fixed price $8.03(T)(3)	–	JPM	12/31/23	3	15,808	101	15,707
Gas-Crude Oil Spread, fixed price $24.25(T)(3)	–	BNP	09/30/23	—(r)	(1,223)	—	(1,223)
Gas-Crude Oil Spread, fixed price $25.25(T)(3)	–	BNP	05/31/23	(1)	4,302	—	4,302
Gas-Crude Oil Spread, fixed price $25.81(T)(3)	–	BNP	06/30/23	3	(13,987)	308	(14,295)
Gas-Crude Oil Spread, fixed price $26.91(T)(3)	–	BNP	04/30/23	(1)	4,606	—	4,606
iBoxx USD Investment Grade Index(T)	1 Day SOFR Index(Q)/ 4.870%	BNP	06/20/23	(14,000)	(392,268)	—	(392,268)
iBoxx USD Investment Grade Index(T)	1 Day SOFR Index(Q)/ 4.870%	BNP	06/20/23	(2,100)	(74,782)	—	(74,782)
iBoxx USD Investment Grade Index(T)	1 Day SOFR Index(Q)/ 4.870%	BOA	09/20/23	(8,600)	(71,057)	—	(71,057)
iBoxx USD Investment Grade Index(T)	1 Day SOFR Index(Q)/ 4.870%	BNP	09/20/23	(7,375)	(94,178)	—	(94,178)
Jet Fuel Spread, fixed price $26.50(T)(3)	–	BNP	05/31/23	1	(3,437)	—	(3,437)
Jet Fuel Spread, fixed price $26.60(T)(3)	–	BNP	09/30/23	—(r)	1,241	—	1,241
Jet Fuel Spread, fixed price $27.50(T)(3)	–	BNP	04/30/23	1	(4,584)	—	(4,584)
Jet Fuel Spread, fixed price $29.00(T)(3)	–	BNP	06/30/23	(3)	18,278	—	18,278
JPMorgan Custom Commodity Index(M)	–	JPM	12/29/23	5,749	—	—	—
JPMorgan Custom Commodity Index(M)	–	JPM	02/15/24	11,832	493,670	—	493,670
London Gold Market Fixing Ltd. PM, pay fixed price $1712.00(T)(3)	–	JPM	10/19/23	—(r)	121,065	—	121,065
London Gold Market Fixing Ltd. PM, pay fixed price $1946.50(T)(3)	–	JPM	01/04/24	1	50,574	—	50,574
London Gold Market Fixing Ltd. PM, pay fixed price $2027.00(T)(3)	–	BNP	01/24/24	—(r)	398	—	398
London Gold Market Fixing Ltd. PM, pay strike 4.162%(T)(4)	–	GSI	01/30/24	109	314	—	314
London Gold Market Fixing Ltd. PM, pay strike 6.325%(T)(4)	–	JPM	04/10/26	6,083	95,826	—	95,826
London Gold Market Fixing Ltd. PM, pay strike 6.970%(T)(4)	–	JPM	08/02/24	138	3,835	—	3,835
London Gold Market Fixing Ltd. PM, pay strike 9.150%(T)(4)	–	CITI	09/06/23	45	1,229	—	1,229
London Gold Market Fixing Ltd. PM, pay strike 9.610%(T)(4)	–	GSI	05/25/23	978	37,888	—	37,888
Mont Belvieu LDH Propane, fixed price $0.80(T)(3)	–	JPM	12/31/23	(425)	(1,981)	—	(1,981)
A56

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Total return swap agreements outstanding at March 31, 2023 (continued):
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
Mont Belvieu LDH Propane, fixed price $0.95(T)(3)	–	ML	12/31/23	425	$(61,314)	$—	$(61,314)
PIMCO Custom Commodity Basket Index(T)	–	CIBC	02/15/24	27,687	1,060,322	—	1,060,322
Total Return Benchmark Bond Index(T)	1 Day USOIS -50bps(T)/ 4.330%	GSI	06/20/23	(11,679)	453,087	—	453,087
U.S. Treasury Bond(T)	1 Day USOIS +10bps(T)/ 4.930%	GSI	05/01/23	10,060	(178,329)	—	(178,329)
U.S. Treasury Inflation Indexed Bonds, TIPS(T)	4.770%(T)	MSCS	04/21/23	5,000	50,557	—	50,557
U.S. Treasury Inflation Indexed Bonds, TIPS(T)	4.770%(T)	MSCS	04/21/23	5,000	34,775	—	34,775
U.S. Treasury Inflation Indexed Bonds, TIPS(T)	4.770%(T)	MSCS	04/21/23	8,000	55,641	—	55,641
U.S. Treasury Inflation Indexed Bonds, TIPS(T)	4.770%(T)	MSCS	04/21/23	15,000	101,812	—	101,812
U.S. Treasury Inflation Indexed Bonds, TIPS(T)	4.770%(T)	MSCS	04/21/23	25,000	147,617	—	147,617
U.S. Treasury Inflation Indexed Bonds, TIPS(T)	4.930%(T)	MSCS	06/06/23	5,000	102,289	—	102,289
U.S. Treasury Inflation Indexed Bonds, TIPS(T)	4.930%(T)	MSCS	06/06/23	10,000	200,113	—	200,113
U.S. Treasury Inflation Indexed Bonds, TIPS(T)	4.930%(T)	MSCS	06/06/23	15,000	302,320	—	302,320
U.S. Treasury Inflation Indexed Bonds, TIPS(T)	4.930%(T)	MSCS	06/06/23	15,000	308,398	—	308,398
U.S. Treasury Inflation Indexed Bonds, TIPS(T)	1 Day SOFR +15bps(T)/ 5.020%	MSCS	02/23/24	5,000	100,292	—	100,292
U.S. Treasury Inflation Indexed Bonds, TIPS(T)	1 Day SOFR +15bps(T)/ 5.020%	MSCS	02/23/24	5,000	192,565	—	192,565
U.S. Treasury Inflation Indexed Bonds, TIPS(T)	1 Day SOFR +15bps(T)/ 5.020%	MSCS	02/23/24	5,000	82,713	—	82,713
					$7,125,075	$(5,973)	$7,131,048
(1)	On a long total return swap, the Portfolio receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Portfolio makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.
(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).
(3)	Commodity Forward Swap. Notional amount represents the number of units of the underlying commodity. Fixed price represents the fixed amount per underlying contract used to determine net settlement amount.
(4)	Variance Swap. The Portfolio receives the strike and pays the volatility when long on the contract, and pays the strike and receives the volatility when short on the contract.
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A57